UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street® My2026 Corporate Bond ETF

MYCF

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2026 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$50,189,349
  Number of Portfolio Holdings185
  Portfolio Turnover Rate7%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	18.1%
Real Estate Investment Trusts	14.2%
Pharmaceuticals	8.7%
Auto Manufacturers	7.6%
Electric	6.6%
Diversified Financial Services	4.7%
Pipelines	3.9%
Semiconductors	3.3%
Office & Business Equipment	2.6%
Software	2.6%

Top Ten Holdings

Table Summary
Holdings	%
Bayer U.S. Finance LLC, 6.13%, due 11/21/26	2.8%
CDW LLC/CDW Finance Corp., 2.67%, due 12/01/26	2.6%
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/01/26	2.1%
Boston Properties LP, 2.75%, due 10/01/26	1.9%
RTX Corp., 5.75%, due 11/08/26	1.8%
Vornado Realty LP, 2.15%, due 06/01/26	1.7%
Utah Acquisition Sub, Inc., 3.95%, due 06/15/26	1.5%
Goldman Sachs Group, Inc., 3.50%, due 11/16/26	1.5%
CVS Health Corp., 2.88%, due 06/01/26	1.5%
Ford Motor Credit Co. LLC, 5.13%, due 11/05/26	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Corporate Bond ETF to the State Street® My2026 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCF

State Street® My2027 Corporate Bond ETF

MYCG

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2027 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$30,134,182
  Number of Portfolio Holdings176
  Portfolio Turnover Rate12%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	12.8%
Electric	11.2%
Real Estate Investment Trusts	7.0%
Pharmaceuticals	5.2%
Diversified Financial Services	4.7%
Auto Manufacturers	4.5%
Aerospace & Defense	4.3%
Oil & Gas	3.6%
Agriculture	3.5%
Pipelines	3.5%

Top Ten Holdings

Table Summary
Holdings	%
SBA Communications Corp., 3.88%, due 02/15/27	3.3%
General Motors Co., 6.80%, due 10/01/27	2.3%
ArcelorMittal SA, 6.55%, due 11/29/27	2.1%
Santander Holdings USA, Inc., 4.40%, due 07/13/27	1.9%
Las Vegas Sands Corp., 5.90%, due 06/01/27	1.9%
HCA, Inc., 4.50%, due 02/15/27	1.7%
Bayer Corp., 6.65%, due 02/15/28	1.7%
L3Harris Technologies, Inc., 5.40%, due 01/15/27	1.6%
T-Mobile USA, Inc., 3.75%, due 04/15/27	1.6%
Ford Motor Credit Co. LLC, 5.80%, due 03/05/27	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Corporate Bond ETF to the State Street® My2027 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCG

State Street® My2028 Corporate Bond ETF

MYCH

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2028 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$218,958,322
  Number of Portfolio Holdings301
  Portfolio Turnover Rate8%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	13.9%
Electric	7.9%
Pharmaceuticals	6.9%
Agriculture	5.8%
Aerospace & Defense	4.8%
Health Care Services	4.4%
Lodging	4.4%
Semiconductors	4.3%
Oil & Gas	3.8%
Auto Manufacturers	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Las Vegas Sands Corp., 5.63%, due 06/15/28	2.2%
CVS Health Corp., 4.30%, due 03/25/28	2.2%
Campbell's Co., 4.15%, due 03/15/28	1.9%
HCA, Inc., 5.63%, due 09/01/28	1.8%
Centene Corp., 2.45%, due 07/15/28	1.5%
Ovintiv, Inc., 5.65%, due 05/15/28	1.4%
BAT Capital Corp., 2.26%, due 03/25/28	1.4%
AbbVie, Inc., 4.65%, due 03/15/28	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.75%, due 02/15/28	1.3%
General Motors Financial Co., Inc., 5.80%, due 06/23/28	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Corporate Bond ETF to the State Street® My2028 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCH

State Street® My2029 Corporate Bond ETF

MYCI

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2029 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$31,483,619
  Number of Portfolio Holdings183
  Portfolio Turnover Rate11%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	9.6%
Banks	8.7%
Pharmaceuticals	5.9%
Software	5.2%
Real Estate Investment Trusts	4.6%
Telecommunications	4.4%
Agriculture	4.1%
Health Care Services	3.9%
Pipelines	3.8%
Aerospace & Defense	3.7%

Top Ten Holdings

Table Summary
Holdings	%
Philip Morris International, Inc., 5.63%, due 11/17/29	1.9%
Centene Corp., 2.45%, due 07/15/28	1.8%
Toll Brothers Finance Corp., 3.80%, due 11/01/29	1.7%
Boeing Co., 6.30%, due 05/01/29	1.5%
AbbVie, Inc., 3.20%, due 11/21/29	1.4%
AT&T, Inc., 4.35%, due 03/01/29	1.3%
Oracle Corp., 4.55%, due 02/04/29	1.3%
AbbVie, Inc., 4.80%, due 03/15/29	1.2%
TSMC Arizona Corp., 4.13%, due 04/22/29	1.2%
T-Mobile USA, Inc., 3.38%, due 04/15/29	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Corporate Bond ETF to the State Street® My2029 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCI

State Street® My2030 Corporate Bond ETF

MYCJ

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2030 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$30,229,769
  Number of Portfolio Holdings150
  Portfolio Turnover Rate10%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	7.2%
Pipelines	7.0%
Pharmaceuticals	6.8%
Banks	6.7%
Oil & Gas	6.6%
Telecommunications	6.1%
Agriculture	4.7%
Semiconductors	4.6%
Health Care Services	4.3%
Aerospace & Defense	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Boeing Co., 5.15%, due 05/01/30	2.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	2.6%
Energy Transfer LP, 6.40%, due 12/01/30	2.2%
CVS Health Corp., 5.13%, due 02/21/30	2.0%
Diamondback Energy, Inc., 5.15%, due 01/30/30	1.8%
AT&T, Inc., 4.30%, due 02/15/30	1.8%
Kenvue, Inc., 5.00%, due 03/22/30	1.7%
Carrier Global Corp., 2.72%, due 02/15/30	1.7%
HCA, Inc., 3.50%, due 09/01/30	1.7%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, due 06/01/30	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Corporate Bond ETF to the State Street® My2030 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCJ

State Street® My2031 Corporate Bond ETF

MYCK

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2031 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$15,216,488
  Number of Portfolio Holdings133
  Portfolio Turnover Rate9%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	8.7%
Pharmaceuticals	8.5%
Semiconductors	8.1%
Aerospace & Defense	7.9%
Electric	7.2%
Agriculture	6.7%
Health Care Services	5.3%
Real Estate Investment Trusts	5.1%
IT Services	3.6%
Retail	3.3%

Top Ten Holdings

Table Summary
Holdings	%
Micron Technology, Inc., 5.30%, due 01/15/31	4.5%
Bank of Montreal, 5.51%, due 06/04/31	3.4%
IBM International Capital Pte. Ltd., 4.75%, due 02/05/31	3.0%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.6%
Boeing Co., 6.39%, due 05/01/31	2.5%
CVS Health Corp., 5.55%, due 06/01/31	2.5%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.4%
L3Harris Technologies, Inc., 5.25%, due 06/01/31	2.3%
Pacific Gas & Electric Co., 3.25%, due 06/01/31	2.2%
Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	2.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Corporate Bond ETF to the State Street® My2031 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCK

State Street® My2032 Corporate Bond ETF

MYCL

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2032 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2032 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$7,592,068
  Number of Portfolio Holdings98
  Portfolio Turnover Rate5%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	11.6%
Semiconductors	7.9%
Software	5.5%
Banks	5.4%
Food	4.7%
Agriculture	4.4%
Telecommunications	4.3%
Real Estate Investment Trusts	3.8%
Insurance	3.7%
Retail	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.7%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, due 05/15/32	2.6%
International Business Machines Corp., 4.40%, due 07/27/32	2.5%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.3%
Oracle Corp., 6.25%, due 11/09/32	2.1%
AEP Texas, Inc., 4.70%, due 05/15/32	2.1%
ArcelorMittal SA, 6.80%, due 11/29/32	1.9%
Church & Dwight Co., Inc., 5.60%, due 11/15/32	1.9%
Micron Technology, Inc., 5.65%, due 11/01/32	1.9%
Micron Technology, Inc., 2.70%, due 04/15/32	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2032 Corporate Bond ETF to the State Street® My2032 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCL

State Street® My2033 Corporate Bond ETF

MYCM

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2033 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2033 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$6,314,501
  Number of Portfolio Holdings90
  Portfolio Turnover Rate2%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	14.3%
Banks	8.1%
Pipelines	6.7%
Pharmaceuticals	6.4%
Semiconductors	6.1%
Insurance	4.4%
Telecommunications	4.1%
Media	3.8%
Real Estate Investment Trusts	3.6%
Food	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Micron Technology, Inc., 5.88%, due 09/15/33	2.3%
Duke Energy Florida LLC, 5.88%, due 11/15/33	2.3%
Philip Morris International, Inc., 5.38%, due 02/15/33	1.9%
National Grid PLC, 5.81%, due 06/12/33	1.9%
Exelon Corp., 5.30%, due 03/15/33	1.9%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, due 04/01/33	1.8%
AT&T, Inc., 5.40%, due 02/15/34	1.8%
Leidos, Inc., 5.75%, due 03/15/33	1.8%
JPMorgan Chase & Co., 5.35%, due 06/01/34	1.7%
Bank of America Corp., 5.29%, due 04/25/34	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2033 Corporate Bond ETF to the State Street® My2033 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCM

State Street® My2034 Corporate Bond ETF

MYCN

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2034 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2034 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$7,536,579
  Number of Portfolio Holdings109
  Portfolio Turnover Rate0%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	12.8%
Pipelines	6.5%
Insurance	5.9%
Pharmaceuticals	5.3%
Real Estate Investment Trusts	5.1%
Oil & Gas	5.0%
Banks	4.8%
Telecommunications	4.8%
Semiconductors	4.7%
Food	4.2%

Top Ten Holdings

Table Summary
Holdings	%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	3.2%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.8%
Broadcom, Inc., 3.47%, due 04/15/34	2.0%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
DTE Electric Co., 5.20%, due 03/01/34	1.9%
Southern Co., 5.70%, due 03/15/34	1.8%
Carrier Global Corp., 5.90%, due 03/15/34	1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 06/15/34	1.7%
T-Mobile USA, Inc., 5.15%, due 04/15/34	1.6%
Energy Transfer LP, 5.60%, due 09/01/34	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2034 Corporate Bond ETF to the State Street® My2034 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCN

State Street® My2026 Municipal Bond ETF

MYMF

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2026 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$12,497,509
  Number of Portfolio Holdings108
  Portfolio Turnover Rate18%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	12.0%
California	7.5%
Florida	5.1%
Illinois	5.1%
Washington	5.1%
Maryland	4.4%
Colorado	4.4%
Ohio	4.3%
Virginia	4.2%
New York	4.2%

Top Ten Holdings

Table Summary
Holdings	%
Arizona Transportation Board Revenue, AZ, 5.00%, due 07/01/26	3.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 4.00%, due 08/01/37	2.4%
Ohio Water Development Authority Revenue, OH, 5.00%, due 06/01/26	2.2%
Florida Municipal Power Agency Revenue, FL, 5.00%, due 10/01/28	2.2%
Washington Suburban Sanitary Commission Revenue, MD, 5.00%, due 06/01/26	2.2%
University of Hawaii Revenue, HI, 5.00%, due 10/01/32	2.0%
Maryland Health & Higher Educational Facilities Authority Revenue, MD, 5.00%, due 08/15/26	2.0%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/26	2.0%
Twin Rivers Unified School District, General Obligation, CA, 5.00%, due 08/01/26	2.0%
State of Wisconsin, General Obligation, WI, 5.00%, due 11/01/26	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Municipal Bond ETF to the State Street® My2026 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMF

State Street® My2027 Municipal Bond ETF

MYMG

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2027 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$8,683,254
  Number of Portfolio Holdings78
  Portfolio Turnover Rate1%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Maryland	8.2%
Texas	8.1%
Illinois	7.8%
New York	6.6%
Virginia	6.2%
Michigan	5.3%
Pennsylvania	4.0%
Florida	3.9%
Iowa	3.9%
Oklahoma	3.6%

Top Ten Holdings

Table Summary
Holdings	%
Maryland Health & Higher Educational Facilities Authority Revenue, MD, 1.90%, due 07/01/36	4.6%
Hancock Public Schools, General Obligation, MI, 5.00%, due 05/01/27	4.5%
Trinity River Authority Central Regional Wastewater System Revenue, TX, 5.00%, due 08/01/26	3.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	3.1%
Green Bay Area Public School District, General Obligation, WI, 5.00%, due 04/01/27	3.0%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	2.8%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/27	2.7%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	2.6%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN, 5.00%, due 01/01/27	2.6%
Valley Park Fire Protection District, General Obligation, MO, 4.00%, due 03/01/37	2.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Municipal Bond ETF to the State Street® My2027 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMG

State Street® My2028 Municipal Bond ETF

MYMH

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2028 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$8,690,437
  Number of Portfolio Holdings73
  Portfolio Turnover Rate4%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	11.6%
New York	10.5%
Ohio	8.1%
Pennsylvania	7.2%
West Virginia	6.5%
Michigan	6.2%
Illinois	5.0%
Florida	4.9%
Georgia	3.8%
Maryland	3.5%

Top Ten Holdings

Table Summary
Holdings	%
West Virginia Commissioner of Highways Revenue, WV, 5.00%, due 09/01/28	5.7%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/33	3.5%
State of Maryland, General Obligation, MD, 5.00%, due 08/01/28	3.5%
New York City Transitional Finance Authority Building Aid Revenue, NY, 5.00%, due 07/15/34	3.4%
Kentucky State Property & Building Commission Revenue, KY, 5.00%, due 11/01/28	3.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/28	2.9%
State of Connecticut, General Obligation, CT, 5.00%, due 03/15/28	2.7%
Albuquerque Municipal School District No. 12, General Obligation, NM, 5.00%, due 08/01/28	2.7%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	2.6%
Hurst-Euless-Bedford Independent School District, General Obligation, TX, 4.00%, due 08/15/38	2.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Municipal Bond ETF to the State Street® My2028 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMH

State Street® My2029 Municipal Bond ETF

MYMI

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2029 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$13,705,063
  Number of Portfolio Holdings104
  Portfolio Turnover Rate14%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	10.1%
Washington	6.9%
Illinois	6.9%
New York	6.6%
Pennsylvania	4.8%
Ohio	4.8%
Florida	4.6%
Nevada	4.1%
Delaware	4.0%
Kentucky	3.8%

Top Ten Holdings

Table Summary
Holdings	%
State of Wisconsin, General Obligation, WI, 5.00%, due 05/01/29	3.4%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/29	2.4%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	2.4%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	2.4%
State of Delaware, General Obligation, DE, 5.00%, due 02/01/32	2.4%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/40	2.4%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	2.4%
Clark County School District, General Obligation, NV, 5.00%, due 06/15/29	2.3%
State of Ohio Revenue, OH, 5.00%, due 12/15/28	2.2%
Weld County School District No. 6 Greeley, General Obligation, CO, 5.00%, due 12/01/32	2.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Municipal Bond ETF to the State Street® My2029 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMI

State Street® My2030 Municipal Bond ETF

MYMJ

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2030 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$12,552,711
  Number of Portfolio Holdings96
  Portfolio Turnover Rate3%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
New York	9.0%
Washington	9.0%
Texas	8.2%
Pennsylvania	5.2%
Illinois	5.0%
California	4.7%
Michigan	4.4%
Minnesota	3.8%
Alabama	3.5%
Ohio	3.3%

Top Ten Holdings

Table Summary
Holdings	%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/30	3.8%
City of New York, General Obligation, NY, 5.00%, due 08/01/30	2.7%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	2.6%
Great Lakes Water Authority Water Supply System Revenue, MI, 5.00%, due 07/01/30	2.4%
City of Dallas, General Obligation, TX, 5.00%, due 02/15/30	2.4%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/38	2.3%
New Jersey Transportation Trust Fund Authority Revenue, NJ, 5.00%, due 06/15/30	2.3%
City of Chicago Waterworks Revenue, IL, 5.00%, due 11/01/30	2.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	2.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	2.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Municipal Bond ETF to the State Street® My2030 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMJ

State Street® My2035 Corporate Bond ETF

MYCO

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2035 Corporate Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2035 Corporate Bond ETF	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$6,286,162
  Number of Portfolio Holdings91
  Portfolio Turnover Rate16%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	14.0%
Pharmaceuticals	5.8%
Aerospace & Defense	5.2%
Food	5.1%
Pipelines	5.0%
IT Services	4.8%
Semiconductors	4.5%
Software	4.4%
Oil & Gas	3.9%
Agriculture	3.5%

Top Ten Holdings

Table Summary
Holdings	%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2.2%
AbbVie, Inc., 4.50%, due 05/14/35	2.2%
RTX Corp., 5.40%, due 05/01/35	2.2%
Pacific Gas & Electric Co., 6.00%, due 08/15/35	2.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 04/20/35	2.1%
AEP Transmission Co. LLC, 5.38%, due 06/15/35	2.1%
Georgia Power Co., 5.20%, due 03/15/35	2.1%
AT&T, Inc., 5.38%, due 08/15/35	2.1%
International Business Machines Corp., 5.20%, due 02/10/35	2.1%
FirstEnergy Transmission LLC, 5.00%, due 01/15/35	2.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2035 Corporate Bond ETF to the State Street® My2035 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYCO

State Street® My2031 Municipal Bond ETF

MYMK

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2031 Municipal Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Municipal Bond ETF	$9	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$8,907,132
  Number of Portfolio Holdings74
  Portfolio Turnover Rate34%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	7.1%
Indiana	6.0%
Washington	5.5%
Florida	5.3%
Kansas	5.2%
Illinois	5.1%
California	5.1%
Nevada	4.8%
Wisconsin	4.7%
Pennsylvania	4.5%

Top Ten Holdings

Table Summary
Holdings	%
University of Wisconsin Hospitals & Clinics Revenue, WI, 5.00%, due 04/01/31	4.7%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/39	4.3%
Indianapolis Local Public Improvement Bond Bank Revenue, IN, 5.00%, due 06/01/34	3.8%
County of Santa Fe Revenue, NM, 2.25%, due 06/01/31	3.6%
Truckee Meadows Water Authority Revenue, NV, 5.00%, due 07/01/31	3.6%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS, 5.00%, due 09/01/37	3.4%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/41	3.2%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	3.2%
Pennsylvania Turnpike Commission Revenue, PA, 5.00%, due 12/01/35	2.8%
Henry County School District, General Obligation, GA, 4.00%, due 08/01/31	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Municipal Bond ETF to the State Street® My2031 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYMK

State Street® My2027 High Yield Corporate Bond ETF

MYHA

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2027 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$5,002,742
  Number of Portfolio Holdings93
  Portfolio Turnover Rate3%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Media	13.9%
Internet	8.2%
Real Estate Investment Trusts	6.8%
Commercial Services	5.4%
Auto Manufacturers	5.3%
Entertainment	4.7%
Chemicals	4.2%
Lodging	3.8%
Health Care Services	3.3%
Retail	2.9%

Top Ten Holdings

Table Summary
Holdings	%
DISH Network Corp., 11.75%, due 11/15/27	4.1%
Nissan Motor Co. Ltd., 4.35%, due 09/17/27	3.5%
Rakuten Group, Inc., 11.25%, due 02/15/27	3.2%
Live Nation Entertainment, Inc., 4.75%, due 10/15/27	2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/27	2.5%
Nexstar Media, Inc., 5.63%, due 07/15/27	2.5%
SS&C Technologies, Inc., 5.50%, due 09/30/27	2.5%
TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27	2.3%
Tenet Healthcare Corp., 5.13%, due 11/01/27	2.1%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYHA

State Street® My2028 High Yield Corporate Bond ETF

MYHB

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2028 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$5,001,072
  Number of Portfolio Holdings129
  Portfolio Turnover Rate0%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Media	6.0%
Chemicals	5.8%
Diversified Financial Services	5.4%
Pipelines	5.0%
Telecommunications	4.4%
Commercial Services	4.3%
Packaging & Containers	4.1%
Internet	3.9%
Auto Manufacturers	3.9%
Food	3.5%

Top Ten Holdings

Table Summary
Holdings	%
DISH DBS Corp., 5.75%, due 12/01/28	2.5%
Tenet Healthcare Corp., 6.13%, due 10/01/28	1.9%
Nissan Motor Acceptance Co. LLC, 7.05%, due 09/15/28	1.9%
Tenneco, Inc., 8.00%, due 11/17/28	1.6%
1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28	1.5%
United Rentals North America, Inc., 4.88%, due 01/15/28	1.4%
Bausch & Lomb Corp., 8.38%, due 10/01/28	1.4%
Bausch Health Cos., Inc., 5.00%, due 01/30/28	1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 04/15/28	1.2%
WESCO Distribution, Inc., 7.25%, due 06/15/28	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYHB

State Street® My2030 High Yield Corporate Bond ETF

MYHD

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2030 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$4,993,554
  Number of Portfolio Holdings150
  Portfolio Turnover Rate0%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Health Care Services	7.6%
Media	6.8%
Oil & Gas	6.8%
Packaging & Containers	5.9%
Diversified Financial Services	5.5%
Retail	4.3%
Insurance	3.5%
Commercial Services	3.4%
Mining	3.1%
Software	2.9%

Top Ten Holdings

Table Summary
Holdings	%
Nissan Motor Co. Ltd., 4.81%, due 09/17/30	2.3%
Tenet Healthcare Corp., 4.38%, due 01/15/30	1.8%
HUB International Ltd., 7.25%, due 06/15/30	1.8%
Ardagh Group SA, 9.50%, due 12/01/30	1.5%
DaVita, Inc., 4.63%, due 06/01/30	1.5%
CSC Holdings LLC, 4.13%, due 12/01/30	1.4%
Novelis Corp., 6.88%, due 01/30/30	1.3%
Directv Financing LLC, 8.88%, due 02/01/30	1.3%
Celanese U.S. Holdings LLC, 6.50%, due 04/15/30	1.1%
CoreWeave, Inc., 9.25%, due 06/01/30	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYHD

State Street® My2031 High Yield Corporate Bond ETF

MYHE

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2031 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$4,990,347
  Number of Portfolio Holdings132
  Portfolio Turnover Rate1%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Telecommunications	8.1%
Diversified Financial Services	7.7%
Oil & Gas	7.2%
Media	6.5%
Insurance	6.4%
Retail	6.1%
Commercial Services	5.8%
Health Care Services	3.5%
Mining	3.2%
Software	2.6%

Top Ten Holdings

Table Summary
Holdings	%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31	2.2%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 01/15/31	1.7%
Allied Universal Holdco LLC, 7.88%, due 02/15/31	1.7%
Vmed O2 U.K. Financing I PLC, 4.25%, due 01/31/31	1.7%
UKG, Inc., 6.88%, due 02/01/31	1.5%
Connect Holding II LLC, 10.50%, due 04/03/31	1.5%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	1.4%
ZF North America Capital, Inc., 7.50%, due 03/24/31	1.2%
CoreWeave, Inc., 9.00%, due 02/01/31	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYHE

State Street® My2029 High Yield Corporate Bond ETF

MYHC

Principal Listing Exchange: The Nasdaq Stock Market

Semi-Annual Shareholder Report

February 28, 2026

This semi-annual shareholder report contains important information about the State Street® My2029 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 2/28/2026

  Total Net Assets$4,994,626
  Number of Portfolio Holdings155
  Portfolio Turnover Rate1%

What did the Fund invest in as of 2/28/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Telecommunications	5.9%
Commercial Services	5.6%
Software	5.4%
Retail	5.3%
Oil & Gas	4.7%
Health Care Services	4.3%
Chemicals	4.2%
Media	4.2%
IT Services	3.5%
Internet	3.4%

Top Ten Holdings

Table Summary
Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	2.4%
Pitney Bowes, Inc., 7.25%, due 03/15/29	2.0%
Cloud Software Group, Inc., 6.50%, due 03/31/29	1.5%
Cloud Software Group, Inc., 9.00%, due 09/30/29	1.5%
Neptune Bidco U.S., Inc., 9.29%, due 04/15/29	1.3%
Sunoco LP, 7.00%, due 05/01/29	1.2%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, due 02/15/29	1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, due 01/15/29	1.2%
Iron Mountain, Inc., 4.88%, due 09/15/29	1.1%
Discovery Communications LLC, 4.13%, due 05/15/29	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MYHC

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
February 28, 2026
SSGA Active Trust
State Street My2026 Corporate Bond ETF (formerly SPDR SSGA My2026 Corporate Bond ETF)
State Street My2027 Corporate Bond ETF (formerly SPDR SSGA My2027 Corporate Bond ETF)
State Street My2028 Corporate Bond ETF (formerly SPDR SSGA My2028 Corporate Bond ETF)
State Street My2029 Corporate Bond ETF (formerly SPDR SSGA My2029 Corporate Bond ETF)
State Street My2030 Corporate Bond ETF (formerly SPDR SSGA My2030 Corporate Bond ETF)
State Street My2031 Corporate Bond ETF (formerly SPDR SSGA My2031 Corporate Bond ETF)
State Street My2032 Corporate Bond ETF (formerly SPDR SSGA My2032 Corporate Bond ETF)
State Street My2033 Corporate Bond ETF (formerly SPDR SSGA My2033 Corporate Bond ETF)
State Street My2034 Corporate Bond ETF (formerly SPDR SSGA My2034 Corporate Bond ETF)
State Street My2035 Corporate Bond ETF (formerly SPDR SSGA My2035 Corporate Bond ETF)
State Street My2027 High Yield Corporate Bond ETF
State Street My2028 High Yield Corporate Bond ETF
State Street My2029 High Yield Corporate Bond ETF
State Street My2030 High Yield Corporate Bond ETF
State Street My2031 High Yield Corporate Bond ETF
State Street My2026 Municipal Bond ETF (formerly SPDR SSGA My2026 Municipal Bond ETF)
State Street My2027 Municipal Bond ETF (formerly SPDR SSGA My2027 Municipal Bond ETF)
State Street My2028 Municipal Bond ETF (formerly SPDR SSGA My2028 Municipal Bond ETF)
State Street My2029 Municipal Bond ETF (formerly SPDR SSGA My2029 Municipal Bond ETF)
State Street My2030 Municipal Bond ETF (formerly SPDR SSGA My2030 Municipal Bond ETF)
State Street My2031 Municipal Bond ETF (formerly SPDR SSGA My2031 Municipal Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (Unaudited) (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 2.3%
Boeing Co.:
2.25%, 6/15/2026	$60,000	$59,658
3.10%, 5/1/2026	235,000	234,542
RTX Corp. 5.75%, 11/8/2026	870,000	878,543
		1,172,743
AGRICULTURE — 1.7%
Altria Group, Inc. 2.63%, 9/16/2026 (a)	236,000	234,138
Bunge Ltd. Finance Corp. 3.25%, 8/15/2026	75,000	74,715
Imperial Brands Finance PLC 3.50%, 7/26/2026 (b)	550,000	548,498
		857,351
AUTO MANUFACTURERS — 7.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	155,000	152,906
Series GMTN, 2.30%, 9/9/2026	40,000	39,659
Ford Motor Co. 4.35%, 12/8/2026	590,000	590,124
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	116,000	115,159
4.54%, 8/1/2026	105,000	105,027
5.13%, 11/5/2026	750,000	753,292
6.95%, 6/10/2026	630,000	633,238
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	365,000	362,314
5.25%, 3/1/2026	305,000	305,000
Hyundai Capital America 2.75%, 9/27/2026 (b)	200,000	198,326
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (b)	500,000	490,790
Toyota Motor Credit Corp. Series MTN, 5.00%, 8/14/2026	57,000	57,275
		3,803,110
BANKS — 18.1%
Banco Santander SA 4.25%, 4/11/2027	400,000	400,716
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	355,000	354,734
6.22%, 9/15/2026	345,000	348,740
Bank of Nova Scotia 5.35%, 12/7/2026	250,000	252,925
Barclays PLC:
5.20%, 5/12/2026	310,000	310,332
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	500,000	501,555
Capital One NA 4.25%, 3/13/2026	200,000	200,018
Security Description	Principal Amount	Value
Citibank NA 5.49%, 12/4/2026	$165,000	$166,817
Citigroup, Inc.:
3.20%, 10/21/2026	150,000	149,350
3.40%, 5/1/2026	125,000	124,854
4.30%, 11/20/2026	330,000	330,521
Citizens Financial Group, Inc. 2.85%, 7/27/2026	450,000	447,696
Commonwealth Bank of Australia 4.58%, 11/27/2026	250,000	251,515
Goldman Sachs Group, Inc.:
3.50%, 11/16/2026	772,000	770,101
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	375,000	375,322
JPMorgan Chase & Co. 2.95%, 10/1/2026	300,000	298,389
Keybank National Association 3.40%, 5/20/2026	621,000	619,876
Lloyds Banking Group PLC 4.65%, 3/24/2026	245,000	245,071
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	150,000	149,052
3.85%, 3/1/2026	83,000	83,000
Mizuho Financial Group, Inc. 2.84%, 9/13/2026	189,000	187,989
Morgan Stanley 3.95%, 4/23/2027 (a)	350,000	349,860
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	186,000	183,755
2.60%, 7/23/2026	195,000	194,056
Royal Bank of Canada Series GMTN, 1.40%, 11/2/2026	250,000	246,105
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	319,000	314,729
2.63%, 7/14/2026	325,000	323,492
Truist Bank:
3.30%, 5/15/2026	140,000	139,772
3.80%, 10/30/2026	115,000	114,773
U.S. Bancorp Series MTN, 3.10%, 4/27/2026	225,000	224,629
Wells Fargo & Co. 3.00%, 4/22/2026	400,000	399,392
		9,059,136
BEVERAGES — 0.5%
Molson Coors Beverage Co. 3.00%, 7/15/2026	200,000	199,230
PepsiCo, Inc. 2.38%, 10/6/2026	36,000	35,669
		234,899

See accompanying notes to financial statements.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 2.60%, 8/19/2026	$125,000	$124,233
COMMERCIAL SERVICES — 0.3%
Global Payments, Inc. 4.80%, 4/1/2026	160,000	160,043
COMPUTERS — 1.3%
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	50,000	49,879
International Business Machines Corp. 3.30%, 5/15/2026	225,000	224,606
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	400,000	392,960
		667,445
CONSTRUCTION MATERIALS — 0.1%
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	50,000	49,976
DIVERSIFIED FINANCIAL SERVICES — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	300,000	297,057
Air Lease Corp. Series MTN, 5.30%, 6/25/2026	75,000	75,237
Aircastle Ltd. 4.25%, 6/15/2026	320,000	319,753
Charles Schwab Corp.:
1.15%, 5/13/2026	139,000	138,230
5.88%, 8/24/2026	619,000	623,680
Hercules Capital, Inc. 2.63%, 9/16/2026	200,000	197,656
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (b)	200,000	197,622
SLM Corp. 3.13%, 11/2/2026	500,000	492,750
		2,341,985
ELECTRIC — 6.6%
AEP Transmission Co. LLC 3.10%, 12/1/2026	210,000	208,759
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	135,000	134,322
DTE Energy Co. 2.85%, 10/1/2026	260,000	258,271
Duke Energy Carolinas LLC 2.95%, 12/1/2026	175,000	173,971
Emera U.S. Finance LP 3.55%, 6/15/2026	145,000	144,668
Entergy Corp. 2.95%, 9/1/2026	145,000	144,182
Evergy Kansas Central, Inc. 2.55%, 7/1/2026	25,000	24,893
Exelon Corp. 3.40%, 4/15/2026	100,000	99,916
Security Description	Principal Amount	Value
Fortis, Inc. 3.06%, 10/4/2026	$250,000	$248,295
Georgia Power Co. 3.25%, 4/1/2026	150,000	149,913
National Rural Utilities Cooperative Finance Corp. 4.45%, 3/13/2026	125,000	124,996
Pacific Gas & Electric Co. 2.95%, 3/1/2026	220,000	220,000
San Diego Gas & Electric Co. 6.00%, 6/1/2026	19,000	19,092
Sempra 5.40%, 8/1/2026	505,000	507,278
Sierra Pacific Power Co. 2.60%, 5/1/2026	337,000	336,198
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (b)	50,000	49,770
5.05%, 12/30/2026 (b)	230,000	231,957
Xcel Energy, Inc. 3.35%, 12/1/2026	250,000	248,818
		3,325,299
ELECTRONICS — 0.8%
Honeywell International, Inc. 2.50%, 11/1/2026 (a)	400,000	396,360
ENTERTAINMENT — 0.2%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	95,000	94,756
FOOD — 2.0%
Campbell's Co. 5.30%, 3/20/2026	229,000	228,938
Conagra Brands, Inc. 5.30%, 10/1/2026	205,000	206,228
Ingredion, Inc. 3.20%, 10/1/2026	90,000	89,562
Kraft Heinz Foods Co. 3.00%, 6/1/2026	90,000	89,748
Kroger Co. 2.65%, 10/15/2026	246,000	243,919
Sysco Corp. 3.30%, 7/15/2026	125,000	124,636
		983,031
GAS — 0.4%
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	225,000	224,048
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	35,000	35,000
HEALTH CARE PRODUCTS — 0.7%
Agilent Technologies, Inc. 3.05%, 9/22/2026	150,000	149,255
Solventum Corp. 5.45%, 2/25/2027	42,000	42,563

See accompanying notes to financial statements.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc. 4.95%, 8/10/2026	$165,000	$165,645
		357,463
HEALTH CARE SERVICES — 2.0%
HCA, Inc.:
5.25%, 6/15/2026	360,000	360,356
5.38%, 9/1/2026	590,000	590,567
Premier Health Partners Series G, 2.91%, 11/15/2026	45,000	44,453
		995,376
INSURANCE — 0.9%
Aflac, Inc.:
1.13%, 3/15/2026	25,000	24,971
2.88%, 10/15/2026	25,000	24,813
Allstate Corp. 3.28%, 12/15/2026	165,000	164,275
Arch Capital Finance LLC 4.01%, 12/15/2026	75,000	74,986
Corebridge Global Funding 5.75%, 7/2/2026 (b)	50,000	50,291
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	30,000	29,981
Principal Financial Group, Inc. 3.10%, 11/15/2026	100,000	99,382
		468,699
INTERNET — 0.2%
Netflix, Inc. 4.38%, 11/15/2026	120,000	120,353
INVESTMENT COMPANY SECURITIES — 1.9%
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	540,000	532,656
Franklin BSP Capital Corp. 3.25%, 3/30/2026	100,000	99,761
Golub Capital BDC, Inc. 2.50%, 8/24/2026	250,000	247,130
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	75,000	74,162
		953,709
IRON/STEEL — 0.4%
ArcelorMittal SA 4.55%, 3/11/2026	180,000	179,984
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd. 4.25%, 7/1/2026 (b)	100,000	100,000
LODGING — 0.8%
Las Vegas Sands Corp. 3.50%, 8/18/2026	400,000	398,376
MEDIA — 0.2%
Walt Disney Co. 3.38%, 11/15/2026	75,000	74,720
Security Description	Principal Amount	Value
MINING — 1.4%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	$235,000	$236,678
Glencore Funding LLC:
1.63%, 4/27/2026 (b)	300,000	298,869
4.00%, 3/27/2027 (b)	185,000	184,985
		720,532
OFFICE & BUSINESS EQUIPMENT — 2.6%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	1,330,000	1,316,008
OIL & GAS — 1.7%
Chevron Corp. 2.95%, 5/16/2026	50,000	49,903
Diamondback Energy, Inc. 3.25%, 12/1/2026	292,000	290,648
EQT Corp. 3.13%, 5/15/2026 (b)	300,000	299,214
Exxon Mobil Corp. 2.28%, 8/16/2026	15,000	14,898
Marathon Petroleum Corp. 5.13%, 12/15/2026	115,000	115,657
Shell International Finance BV 2.88%, 5/10/2026	93,000	92,843
		863,163
PACKAGING & CONTAINERS — 1.2%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	125,000	124,861
Berry Global, Inc. 4.88%, 7/15/2026 (b)	180,000	180,090
Sealed Air Corp. 1.57%, 10/15/2026 (b)	300,000	295,659
		600,610
PHARMACEUTICALS — 8.7%
AbbVie, Inc.:
2.95%, 11/21/2026	683,000	678,677
3.20%, 5/14/2026	255,000	254,505
Astrazeneca Finance LLC 1.20%, 5/28/2026	150,000	149,001
Bayer U.S. Finance LLC 6.13%, 11/21/2026 (b)	1,400,000	1,416,632
CVS Health Corp.:
2.88%, 6/1/2026	760,000	757,986
3.00%, 8/15/2026	195,000	194,050
McKesson Corp. 1.30%, 8/15/2026	125,000	123,459
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	775,000	773,698
		4,348,008
PIPELINES — 3.9%
Boardwalk Pipelines LP 5.95%, 6/1/2026	65,000	65,000
Enbridge, Inc. 4.25%, 12/1/2026 (a)	42,000	42,042

See accompanying notes to financial statements.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Energy Transfer LP:
3.90%, 7/15/2026	$50,000	$49,951
6.05%, 12/1/2026	510,000	516,941
ONEOK, Inc.:
4.85%, 7/15/2026	270,000	270,194
5.55%, 11/1/2026	325,000	327,863
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	500,000	501,510
Spectra Energy Partners LP 3.38%, 10/15/2026	182,000	181,241
Western Midstream Operating LP 4.65%, 7/1/2026	25,000	24,996
		1,979,738
REAL ESTATE INVESTMENT TRUSTS — 14.2%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	90,000	89,956
American Tower Corp.:
1.60%, 4/15/2026	80,000	79,746
3.38%, 10/15/2026	400,000	398,304
Boston Properties LP 2.75%, 10/1/2026	956,000	947,673
Brixmor Operating Partnership LP 4.13%, 6/15/2026	218,000	217,758
Camden Property Trust 5.85%, 11/3/2026	525,000	530,875
COPT Defense Properties LP 2.25%, 3/15/2026	249,000	248,781
EPR Properties 4.75%, 12/15/2026	400,000	400,972
Essex Portfolio LP 3.38%, 4/15/2026	225,000	224,730
Healthpeak OP LLC 3.25%, 7/15/2026	70,000	69,789
Kimco Realty OP LLC 2.80%, 10/1/2026	225,000	223,493
Kite Realty Group LP 4.00%, 10/1/2026	400,000	399,604
SBA Communications Corp. 3.88%, 2/15/2027	700,000	695,618
Tanger Properties LP 3.13%, 9/1/2026	730,000	726,000
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (b)	1,050,000	1,048,729
Vornado Realty LP 2.15%, 6/1/2026	855,000	847,886
		7,149,914
RETAIL — 2.2%
AutoZone, Inc. 5.05%, 7/15/2026	367,000	368,196
Lowe's Cos., Inc. 4.80%, 4/1/2026	145,000	144,990
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	550,000	555,814
Security Description	Principal Amount	Value
Starbucks Corp. 2.45%, 6/15/2026	$15,000	$14,928
		1,083,928
SEMICONDUCTORS — 3.3%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	60,000	60,106
Intel Corp. 2.60%, 5/19/2026	240,000	239,299
Lam Research Corp. 3.75%, 3/15/2026	215,000	214,893
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	606,000	605,776
Skyworks Solutions, Inc. 1.80%, 6/1/2026	260,000	258,367
TSMC Arizona Corp. 1.75%, 10/25/2026	256,000	252,521
		1,630,962
SOFTWARE — 2.6%
Concentrix Corp. 6.65%, 8/2/2026	172,000	173,108
Fiserv, Inc. 3.20%, 7/1/2026	400,000	398,640
Intuit, Inc. 5.25%, 9/15/2026	48,000	48,269
Oracle Corp. 2.65%, 7/15/2026	165,000	164,020
Roper Technologies, Inc. 3.80%, 12/15/2026	244,000	243,707
Synopsys, Inc. 4.55%, 4/1/2027	95,000	95,722
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	175,000	175,003
		1,298,469
TELECOMMUNICATIONS — 1.3%
AT&T, Inc. 2.95%, 7/15/2026	246,000	245,046
T-Mobile USA, Inc. 2.63%, 4/15/2026	425,000	424,167
		669,213
TRANSPORTATION — 1.4%
Canadian National Railway Co. 2.75%, 3/1/2026	150,000	150,000
GXO Logistics, Inc. 1.65%, 7/15/2026	450,000	445,055
Norfolk Southern Corp. 2.90%, 6/15/2026	95,000	94,709
		689,764
TOTAL CORPORATE BONDS & NOTES (Cost $49,477,351)		49,528,404

See accompanying notes to financial statements.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	263,831	$263,831
State Street Navigator Securities Lending Portfolio II (f) (g)	161,450	161,450
TOTAL SHORT-TERM INVESTMENTS (Cost $425,281)		425,281
TOTAL INVESTMENTS — 99.5% (Cost $49,902,632)		49,953,685
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		235,664
NET ASSETS — 100.0%		$50,189,349
(a)	All or a portion of the shares of the security are on loan at February 28, 2026.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.1% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$49,528,404	$—	$49,528,404
Short-Term Investments	425,281	—	—	425,281
TOTAL INVESTMENTS	$425,281	$49,528,404	$—	$49,953,685
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	256,179	$256,179	$7,372,447	$7,364,795	$—	$—	263,831	$263,831	$8,106
State Street Navigator Securities Lending Portfolio II	358,575	358,575	8,382,913	8,580,038	—	—	161,450	161,450	686
Total		$614,754	$15,755,360	$15,944,833	$—	$—		$425,281	$8,792
See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 4.3%
Boeing Co. 6.26%, 5/1/2027	$306,000	$313,500
Hexcel Corp. 4.20%, 2/15/2027	130,000	129,904
L3Harris Technologies, Inc. 5.40%, 1/15/2027	485,000	491,383
RTX Corp. 3.13%, 5/4/2027	350,000	347,280
		1,282,067
AGRICULTURE — 3.5%
BAT Capital Corp.:
3.56%, 8/15/2027	144,000	143,260
4.70%, 4/2/2027	395,000	397,658
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	155,000	154,647
Philip Morris International, Inc. 5.13%, 11/17/2027	350,000	357,140
		1,052,705
APPAREL — 0.5%
Tapestry, Inc. 4.13%, 7/15/2027 (a)	145,000	145,057
AUTO MANUFACTURERS — 4.5%
American Honda Finance Corp. 4.90%, 3/12/2027	50,000	50,552
Ford Motor Credit Co. LLC 5.80%, 3/5/2027	430,000	435,741
General Motors Co. 6.80%, 10/1/2027	675,000	700,103
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	50,000	48,290
Series MTN, 4.55%, 9/20/2027	110,000	111,453
		1,346,139
BANKS — 12.8%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (b)	400,000	401,748
Bank of Montreal Series MTN, 2.65%, 3/8/2027	30,000	29,679
Citigroup, Inc. SOFR + 1.89%, 4.66%, 5/24/2028 (b)	175,000	176,260
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (b)	375,000	380,220
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	175,000	174,239
3.85%, 1/26/2027	118,000	117,943
ING Groep NV 3.95%, 3/29/2027	107,000	107,102
Security Description	Principal Amount	Value
JPMorgan Chase & Co. SOFR + 0.93%, 5.57%, 4/22/2028 (b)	$200,000	$203,446
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	110,000	109,098
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027 (a)	150,000	149,830
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	110,000	109,773
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	300,000	305,352
Northern Trust Corp. 4.00%, 5/10/2027	168,000	168,506
PNC Financial Services Group, Inc. SOFR + 1.73%, 6.62%, 10/20/2027 (b)	100,000	101,656
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	187,000	193,620
Santander Holdings USA, Inc. 4.40%, 7/13/2027 (a)	580,000	580,911
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	10,000	9,633
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	100,000	100,216
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	325,000	330,967
Westpac Banking Corp. 3.35%, 3/8/2027	120,000	119,626
		3,869,825
BEVERAGES — 0.2%
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	60,000	59,549
BIOTECHNOLOGY — 3.1%
Amgen, Inc.:
2.20%, 2/21/2027	190,000	186,909
3.20%, 11/2/2027	70,000	69,331
CSL Finance PLC 3.85%, 4/27/2027 (c)	20,000	20,006
Gilead Sciences, Inc. 2.95%, 3/1/2027	160,000	158,842
Illumina, Inc. 5.75%, 12/13/2027	100,000	102,890
Royalty Pharma PLC 1.75%, 9/2/2027	425,000	411,289
		949,267
BUILDING MATERIALS — 0.1%
Lennox International, Inc. 1.70%, 8/1/2027	35,000	33,927
COMMERCIAL SERVICES — 0.4%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,368

See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Global Payments, Inc. 4.95%, 8/15/2027	$95,000	$95,768
		116,136
COMPUTERS — 1.9%
Apple, Inc. 3.00%, 6/20/2027	100,000	99,375
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	60,000	61,538
International Business Machines Corp.:
4.15%, 7/27/2027	295,000	296,669
6.22%, 8/1/2027 (a)	100,000	103,350
		560,932
DIVERSIFIED FINANCIAL SERVICES — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027	236,000	235,091
6.45%, 4/15/2027	284,000	291,114
Ally Financial, Inc.:
4.75%, 6/9/2027	73,000	73,549
7.10%, 11/15/2027 (a)	20,000	20,945
American Express Co. 5.85%, 11/5/2027	173,000	178,512
Capital One Financial Corp. 3.75%, 3/9/2027	20,000	19,965
Charles Schwab Corp. 3.30%, 4/1/2027	230,000	228,795
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	65,000	65,420
ORIX Corp. 5.00%, 9/13/2027	20,000	20,322
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (c)	300,000	296,433
		1,430,146
ELECTRIC — 11.2%
Alabama Power Co. 3.75%, 9/1/2027	125,000	125,151
American Electric Power Co., Inc. 5.75%, 11/1/2027	110,000	113,127
Appalachian Power Co. Series X, 3.30%, 6/1/2027	275,000	272,464
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	185,000	183,677
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	154,000	152,372
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	85,000	84,199
DTE Energy Co. 4.95%, 7/1/2027	243,000	245,865
Duke Energy Corp. 5.00%, 12/8/2027	210,000	214,042
Security Description	Principal Amount	Value
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	$95,000	$94,273
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	330,000	330,700
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	150,000	149,294
ITC Holdings Corp. 3.35%, 11/15/2027	45,000	44,539
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	80,000	81,094
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	75,000	74,720
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	215,000	213,364
5.45%, 6/15/2027	229,000	232,671
Sempra 3.25%, 6/15/2027	175,000	173,441
Southern California Edison Co. Series D, 4.70%, 6/1/2027 (a)	199,000	200,487
Southern Co. 5.11%, 8/1/2027	65,000	66,054
Virginia Electric & Power Co. Series A, 3.50%, 3/15/2027	95,000	94,661
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (c)	30,000	29,862
5.05%, 12/30/2026 (c)	120,000	121,021
WEC Energy Group, Inc.:
1.38%, 10/15/2027	61,000	58,600
5.15%, 10/1/2027	20,000	20,347
		3,376,025
ELECTRONICS — 0.1%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	35,185
ENTERTAINMENT — 0.3%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	100,000	99,743
FOOD — 1.9%
Campbell's Co. 5.20%, 3/19/2027	165,000	167,092
Conagra Brands, Inc. 1.38%, 11/1/2027	125,000	119,641
Sysco Corp. 3.25%, 7/15/2027	95,000	94,265
Tyson Foods, Inc. 3.55%, 6/2/2027	195,000	194,089
		575,087
HEALTH CARE PRODUCTS — 0.4%
Smith & Nephew PLC 5.15%, 3/20/2027	105,000	106,205
Solventum Corp. 5.45%, 2/25/2027	28,000	28,376
		134,581

See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.5%
Centene Corp. 4.25%, 12/15/2027	$350,000	$347,876
Cigna Group 3.40%, 3/1/2027	168,000	167,219
HCA, Inc. 4.50%, 2/15/2027	525,000	525,871
		1,040,966
HOME BUILDERS — 1.3%
Lennar Corp. 4.75%, 11/29/2027	230,000	232,049
Meritage Homes Corp. 5.13%, 6/6/2027	45,000	45,308
Toll Brothers Finance Corp. 4.88%, 3/15/2027	100,000	100,605
		377,962
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	34,574
HOUSEHOLD PRODUCTS & WARES — 0.6%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	190,000	188,337
INSURANCE — 1.7%
Corebridge Financial, Inc. 3.65%, 4/5/2027	304,000	302,422
Lincoln Financial Global Funding 4.63%, 5/28/2028 (c)	50,000	50,421
Markel Group, Inc. 3.50%, 11/1/2027	55,000	54,536
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (a)	45,000	44,595
Willis North America, Inc. 4.65%, 6/15/2027	64,000	64,408
		516,382
INTERNET — 1.5%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	160,000	158,974
Amazon.com, Inc. 4.55%, 12/1/2027	206,000	209,193
Expedia Group, Inc. 4.63%, 8/1/2027	75,000	75,503
		443,670
IRON/STEEL — 2.1%
ArcelorMittal SA 6.55%, 11/29/2027	605,000	628,674
LODGING — 3.3%
Hyatt Hotels Corp. 5.75%, 1/30/2027	205,000	207,843
Las Vegas Sands Corp. 5.90%, 6/1/2027	550,000	559,444
Sands China Ltd. 2.30%, 3/8/2027	224,000	219,878
		987,165
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	$209,000	$208,530
Ingersoll Rand, Inc. 5.20%, 6/15/2027	110,000	111,563
		320,093
MEDIA — 0.3%
FactSet Research Systems, Inc. 2.90%, 3/1/2027	45,000	44,381
Paramount Global 2.90%, 1/15/2027	35,000	34,373
		78,754
MINING — 1.3%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	115,000	115,101
Glencore Funding LLC 4.00%, 3/27/2027 (c)	265,000	264,979
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	20,141
		400,221
MISCELLANEOUS MANUFACTURER — 0.4%
Textron, Inc. 3.65%, 3/15/2027	115,000	114,616
OIL & GAS — 3.6%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	40,000	39,949
5.02%, 11/17/2027	225,000	229,563
BP Capital Markets PLC 3.28%, 9/19/2027	118,000	117,318
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	54,000	53,926
Coterra Energy, Inc. 3.90%, 5/15/2027	240,000	239,671
Diamondback Energy, Inc. 5.20%, 4/18/2027	335,000	339,218
Phillips 66 Co. 4.95%, 12/1/2027	75,000	76,268
		1,095,913
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (c)	75,000	76,018
PACKAGING & CONTAINERS — 1.3%
Berry Global, Inc. 1.65%, 1/15/2027	315,000	309,018
Sonoco Products Co. 2.25%, 2/1/2027	100,000	98,457
		407,475
PHARMACEUTICALS — 5.2%
AbbVie, Inc. 4.80%, 3/15/2027	225,000	227,084
Bayer Corp. 6.65%, 2/15/2028 (c)	500,000	523,690

See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Becton Dickinson & Co. 3.70%, 6/6/2027	$100,000	$99,658
Bristol-Myers Squibb Co. 1.13%, 11/13/2027	100,000	95,942
Cencora, Inc. 3.45%, 12/15/2027	60,000	59,549
CVS Health Corp. 6.25%, 6/1/2027	195,000	200,417
Mylan, Inc. 4.55%, 4/15/2028	200,000	200,948
Viatris, Inc. 2.30%, 6/22/2027	160,000	156,016
		1,563,304
PIPELINES — 3.5%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	40,000	40,382
Energy Transfer LP 5.50%, 6/1/2027	300,000	304,554
Enterprise Products Operating LLC 4.60%, 1/11/2027	230,000	231,465
Northwest Pipeline LLC 4.00%, 4/1/2027	55,000	55,013
ONEOK, Inc.:
4.00%, 7/13/2027	33,000	33,026
4.25%, 9/24/2027	140,000	140,648
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	150,000	150,699
Targa Resources Corp. 5.20%, 7/1/2027	93,000	94,486
		1,050,273
REAL ESTATE INVESTMENT TRUSTS — 7.0%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	206,000	205,648
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,956
DOC Dr. LLC 4.30%, 3/15/2027	56,000	56,123
Extra Space Storage LP 3.88%, 12/15/2027	110,000	109,892
Healthpeak OP LLC 1.35%, 2/1/2027	51,000	49,832
Highwoods Realty LP 3.88%, 3/1/2027	91,000	90,596
Kimco Realty OP LLC 3.80%, 4/1/2027	100,000	100,012
NNN REIT, Inc. 3.50%, 10/15/2027	128,000	127,237
SBA Communications Corp. 3.88%, 2/15/2027	1,000,000	993,740
Tanger Properties LP 3.88%, 7/15/2027	95,000	94,762
Security Description	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (c)	$250,000	$249,697
		2,112,495
RETAIL — 0.7%
AutoNation, Inc. 3.80%, 11/15/2027	135,000	134,490
Lowe's Cos., Inc. 3.35%, 4/1/2027	70,000	69,599
		204,089
SEMICONDUCTORS — 1.7%
Advanced Micro Devices, Inc.:
4.21%, 9/24/2026	80,000	80,142
4.32%, 3/24/2028	60,000	60,707
Broadcom, Inc. 5.05%, 7/12/2027	94,000	95,565
Intel Corp. 3.75%, 8/5/2027	290,000	289,029
		525,443
SHIPBUILDING — 0.4%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	120,000	118,958
SOFTWARE — 3.3%
Fiserv, Inc.:
3.20%, 7/1/2026	300,000	298,980
5.15%, 3/15/2027	40,000	40,385
Oracle Corp. 3.25%, 11/15/2027	280,000	275,041
Synopsys, Inc. 4.55%, 4/1/2027	191,000	192,452
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	197,000	196,472
		1,003,330
TELECOMMUNICATIONS — 2.5%
AT&T, Inc. 2.30%, 6/1/2027	276,000	270,726
T-Mobile USA, Inc. 3.75%, 4/15/2027	490,000	489,407
		760,133
TRANSPORTATION — 1.1%
Norfolk Southern Corp.:
3.15%, 6/1/2027	60,000	59,499
7.80%, 5/15/2027	140,000	146,552
United Parcel Service, Inc. 3.05%, 11/15/2027	125,000	123,866
		329,917
TRUCKING & LEASING — 0.7%
GATX Corp. 3.85%, 3/30/2027	7,000	6,987

See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
SMBC Aviation Capital Finance DAC 1.90%, 10/15/2026 (c)	$200,000	$197,338
		204,325
TOTAL CORPORATE BONDS & NOTES (Cost $29,520,156)		29,649,458
	Shares
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	144,773	144,773
State Street Navigator Securities Lending Portfolio II (f) (g)	855,165	855,165
TOTAL SHORT-TERM INVESTMENTS (Cost $999,938)		999,938
TOTAL INVESTMENTS — 101.7% (Cost $30,520,094)		30,649,396
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(515,214)
NET ASSETS — 100.0%		$30,134,182

(a)	All or a portion of the shares of the security are on loan at February 28, 2026.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.1% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$29,649,458	$—	$29,649,458
Short-Term Investments	999,938	—	—	999,938
TOTAL INVESTMENTS	$999,938	$29,649,458	$—	$30,649,396
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	108,176	$108,176	$2,058,899	$2,022,302	$—	$—	144,773	$144,773	$4,493
State Street Navigator Securities Lending Portfolio II	715,235	715,235	7,187,698	7,047,768	—	—	855,165	855,165	696
Total		$823,411	$9,246,597	$9,070,070	$—	$—		$999,938	$5,189
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 4.8%
Boeing Co.:
3.25%, 2/1/2028	$2,062,000	$2,037,565
3.45%, 11/1/2028	1,564,000	1,545,138
Howmet Aerospace, Inc. 6.75%, 1/15/2028	1,383,000	1,455,303
L3Harris Technologies, Inc. 4.40%, 6/15/2028	4,585,000	4,627,714
Northrop Grumman Corp. 3.25%, 1/15/2028 (a)	315,000	311,882
RTX Corp. 6.70%, 8/1/2028	435,000	461,783
		10,439,385
AGRICULTURE — 5.8%
Altria Group, Inc. 6.20%, 11/1/2028	100,000	105,515
BAT Capital Corp. 2.26%, 3/25/2028	3,149,000	3,045,996
BAT International Finance PLC 4.45%, 3/16/2028	2,184,000	2,203,962
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	2,268,000	2,279,022
Imperial Brands Finance PLC 4.50%, 6/30/2028 (b)	200,000	202,044
Philip Morris International, Inc.:
3.13%, 3/2/2028	946,000	933,059
3.88%, 10/27/2028	445,000	445,650
4.13%, 4/28/2028	1,281,000	1,289,531
4.88%, 2/15/2028	664,000	676,709
5.25%, 9/7/2028	1,397,000	1,444,219
		12,625,707
AIRLINES — 0.7%
Delta Air Lines, Inc. 4.38%, 4/19/2028	1,430,000	1,435,920
AUTO MANUFACTURERS — 3.4%
American Honda Finance Corp.:
Series GMTN, 3.50%, 2/15/2028	476,000	472,854
4.55%, 3/3/2028	535,000	541,693
Ford Motor Co. 6.63%, 10/1/2028	37,000	39,114
Ford Motor Credit Co. LLC 2.90%, 2/16/2028	75,000	72,778
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	1,589,000	1,537,358
5.05%, 4/4/2028	725,000	739,036
5.80%, 6/23/2028	2,732,000	2,830,352
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (b)	200,000	203,670
Toyota Motor Corp.:
3.67%, 7/20/2028	80,000	80,087
5.12%, 7/13/2028	803,000	827,146
Security Description	Principal Amount	Value
Toyota Motor Credit Corp. Series MTN, 5.25%, 9/11/2028	$168,000	$174,004
		7,518,092
BANKS — 13.9%
Australia & New Zealand Banking Group Ltd. 4.36%, 6/18/2028	355,000	359,867
Banco Santander SA:
4.38%, 4/12/2028	1,140,000	1,146,669
5.59%, 8/8/2028	1,100,000	1,139,149
6.61%, 11/7/2028	40,000	42,588
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,377,000	1,410,709
Bank of Montreal:
5.20%, 2/1/2028	227,000	232,700
5.72%, 9/25/2028	952,000	992,346
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	220,000	210,415
Series MTN, 3.00%, 10/30/2028	492,000	480,133
Series MTN, 3.40%, 1/29/2028	245,000	243,672
Barclays PLC:
4.34%, 1/10/2028	500,000	501,160
4.84%, 5/9/2028	690,000	695,203
Canadian Imperial Bank of Commerce 5.00%, 4/28/2028	1,605,000	1,641,963
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	200,000	200,104
4.13%, 7/25/2028	209,000	209,261
6.63%, 1/15/2028	91,000	95,588
Commonwealth Bank of Australia 4.42%, 3/14/2028	1,318,000	1,337,151
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (c)	1,227,000	1,244,080
Fifth Third Bancorp 3.95%, 3/14/2028	525,000	525,105
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	309,000	309,770
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	1,101,000	1,101,033
KeyCorp Series MTN, 4.10%, 4/30/2028	574,000	575,596
Lloyds Banking Group PLC:
4.38%, 3/22/2028	1,458,000	1,469,679
4.55%, 8/16/2028	1,408,000	1,427,501
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	1,190,000	1,198,294

See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. 3.96%, 3/2/2028	$577,000	$578,396
Morgan Stanley Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	816,000	834,327
Northern Trust Corp. 3.65%, 8/3/2028	21,000	20,999
PNC Bank NA:
3.25%, 1/22/2028	840,000	833,011
4.05%, 7/26/2028	770,000	770,824
Regions Financial Corp. 1.80%, 8/12/2028	240,000	227,558
Royal Bank of Canada:
Series GMTN, 4.90%, 1/12/2028	300,000	306,318
Series GMTN, 5.20%, 8/1/2028 (a)	768,000	791,301
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	1,005,000	954,961
4.31%, 10/16/2028	263,000	265,585
5.52%, 1/13/2028	220,000	226,673
5.72%, 9/14/2028	1,045,000	1,089,047
Toronto-Dominion Bank:
4.11%, 10/13/2028	640,000	642,880
5.16%, 1/10/2028	545,000	557,306
Series MTN, 5.52%, 7/17/2028	305,000	315,989
U.S. Bancorp Series MTN, 3.90%, 4/26/2028	1,925,000	1,931,911
UBS AG 5.65%, 9/11/2028	424,000	442,088
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	547,000	550,227
Westpac Banking Corp.:
1.95%, 11/20/2028	155,000	147,924
5.54%, 11/17/2028	115,000	120,267
		30,397,328
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	250,000	255,925
Coca-Cola Co. 1.50%, 3/5/2028	320,000	307,526
Constellation Brands, Inc. 4.65%, 11/15/2028	215,000	218,309
		781,760
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.65%, 8/15/2028	1,222,000	1,160,912
5.15%, 3/2/2028	802,000	821,264
		1,982,176
CHEMICALS — 1.6%
Air Products & Chemicals, Inc. 4.30%, 6/11/2028	385,000	389,693
Security Description	Principal Amount	Value
Eastman Chemical Co. 4.50%, 12/1/2028	$1,262,000	$1,276,462
Ecolab, Inc. 4.30%, 6/15/2028	1,429,000	1,445,848
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	171,000	172,247
Sherwin-Williams Co.:
4.30%, 8/15/2028	128,000	129,075
4.55%, 3/1/2028	130,000	131,677
		3,545,002
COMMERCIAL SERVICES — 0.0% *
Global Payments, Inc. 4.45%, 6/1/2028	13,000	13,032
COMPUTERS — 1.1%
Apple, Inc.:
1.20%, 2/8/2028	200,000	191,264
1.40%, 8/5/2028	550,000	522,797
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	450,000	427,635
Dell International LLC/EMC Corp. 5.25%, 2/1/2028	54,000	55,227
International Business Machines Corp. 4.50%, 2/6/2028	1,172,000	1,186,709
		2,383,632
COSMETICS/PERSONAL CARE — 1.0%
Kenvue, Inc. 5.05%, 3/22/2028	2,051,000	2,099,424
DISTRIBUTION & WHOLESALE — 0.3%
LKQ Corp. 5.75%, 6/15/2028	533,000	547,444
DIVERSIFIED FINANCIAL SERVICES — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028	906,000	880,994
Aircastle Ltd. 6.50%, 7/18/2028 (b)	590,000	619,500
Ally Financial, Inc. 2.20%, 11/2/2028	501,000	477,087
Charles Schwab Corp.:
2.00%, 3/20/2028	137,000	132,300
3.20%, 1/25/2028	666,000	660,266
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	1,189,000	1,229,176
		3,999,323
ELECTRIC — 7.9%
Ameren Illinois Co. 3.80%, 5/15/2028	290,000	290,133
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	1,714,000	1,729,392
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	191,000	188,993

See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Edison Co. 3.70%, 8/15/2028	$115,000	$114,849
Constellation Energy Generation LLC 5.60%, 3/1/2028	1,024,000	1,055,939
Consumers Energy Co. 4.65%, 3/1/2028	200,000	203,278
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	230,000	230,828
Series A, 6.00%, 12/1/2028	982,000	1,035,205
Duke Energy Corp. 4.30%, 3/15/2028	450,000	453,487
Duke Energy Progress LLC 3.70%, 9/1/2028	165,000	164,800
Entergy Louisiana LLC 3.25%, 4/1/2028	80,000	79,241
Eversource Energy:
Series M, 3.30%, 1/15/2028	150,000	148,060
5.45%, 3/1/2028	10,000	10,263
Exelon Corp. 5.15%, 3/15/2028	424,000	433,799
Florida Power & Light Co. 5.05%, 4/1/2028	36,000	36,904
Georgia Power Co.:
4.00%, 10/1/2028	391,000	393,092
4.65%, 5/16/2028	427,000	434,007
Interstate Power & Light Co. 4.10%, 9/26/2028	256,000	256,916
National Rural Utilities Cooperative Finance Corp.:
3.40%, 2/7/2028	257,000	255,219
3.90%, 11/1/2028	281,000	281,180
Series D, 4.15%, 8/25/2028	100,000	100,690
4.75%, 2/7/2028	65,000	66,108
Series MTN, 5.05%, 9/15/2028	349,000	358,290
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	784,000	750,460
4.85%, 2/4/2028	125,000	127,285
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	50,000	50,450
Pacific Gas & Electric Co.:
3.75%, 7/1/2028	2,037,000	2,023,291
4.65%, 8/1/2028	635,000	642,576
Public Service Electric & Gas Co. Series MTN, 3.65%, 9/1/2028	108,000	107,665
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	450,000	470,115
San Diego Gas & Electric Co. 4.95%, 8/15/2028	568,000	582,899
Sempra 3.40%, 2/1/2028	831,000	822,200
Southern California Edison Co. 5.30%, 3/1/2028	700,000	716,233
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	35,000	33,544
Security Description	Principal Amount	Value
4.85%, 6/15/2028	$763,000	$778,359
Virginia Electric & Power Co. Series A, 3.80%, 4/1/2028	1,647,000	1,645,221
Vistra Operations Co. LLC 4.30%, 10/15/2028 (b)	250,000	250,500
		17,321,471
ELECTRONICS — 1.4%
Honeywell International, Inc. 4.95%, 2/15/2028	1,589,000	1,624,038
Hubbell, Inc. 3.50%, 2/15/2028	96,000	95,396
Vontier Corp. 2.40%, 4/1/2028	1,315,000	1,269,935
		2,989,369
ENVIRONMENTAL CONTROL — 0.7%
Republic Services, Inc. 3.95%, 5/15/2028	1,472,000	1,476,343
FOOD — 3.0%
Campbell's Co. 4.15%, 3/15/2028 (a)	4,195,000	4,206,662
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,688,000	1,711,683
7.00%, 10/1/2028	550,000	588,225
Mondelez International, Inc. 4.13%, 5/7/2028	30,000	30,095
		6,536,665
GAS — 0.8%
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	1,210,000	1,241,932
NiSource, Inc. 5.25%, 3/30/2028	418,000	428,425
		1,670,357
HEALTH CARE PRODUCTS — 1.4%
Baxter International, Inc. 4.45%, 2/15/2029	740,000	743,308
Boston Scientific Corp. 4.00%, 3/1/2028	720,000	722,916
Edwards Lifesciences Corp. 4.30%, 6/15/2028	81,000	81,485
Stryker Corp.:
3.65%, 3/7/2028	389,000	387,778
4.85%, 12/8/2028	1,106,000	1,134,723
		3,070,210
HEALTH CARE SERVICES — 4.4%
Centene Corp. 2.45%, 7/15/2028	3,470,000	3,272,279
Cigna Group 4.38%, 10/15/2028	930,000	939,188
HCA, Inc.:
5.20%, 6/1/2028	540,000	553,316
5.63%, 9/1/2028	3,739,000	3,855,732

See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 3.88%, 12/15/2028	$1,010,000	$1,010,465
		9,630,980
HOME BUILDERS — 0.8%
Toll Brothers Finance Corp. 4.35%, 2/15/2028	1,712,000	1,722,460
HOUSEHOLD PRODUCTS — 0.0% *
Procter & Gamble Co. 3.95%, 1/26/2028	80,000	80,664
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	475,000	484,695
Kimberly-Clark Corp. 3.95%, 11/1/2028	20,000	20,094
		504,789
INSURANCE — 0.6%
Athene Holding Ltd. 4.13%, 1/12/2028	464,000	461,759
Lincoln Financial Global Funding 4.63%, 5/28/2028 (b)	75,000	75,632
Lincoln National Corp. 3.80%, 3/1/2028	665,000	659,288
Prudential Financial, Inc. Series MTN, 3.88%, 3/27/2028	88,000	88,063
		1,284,742
INTERNET — 0.2%
Amazon.com, Inc. 1.65%, 5/12/2028	285,000	273,264
Expedia Group, Inc. 3.80%, 2/15/2028	195,000	194,042
		467,306
INVESTMENT COMPANY SECURITIES — 0.1%
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029 (b)	150,000	149,886
IRON/STEEL — 0.4%
ArcelorMittal SA 6.55%, 11/29/2027	800,000	831,304
IT SERVICES — 1.5%
Apple, Inc. 4.00%, 5/12/2028	500,000	504,515
Hewlett Packard Enterprise Co. 4.15%, 9/15/2028	151,000	151,339
International Business Machines Corp. 4.65%, 2/10/2028	2,630,000	2,669,292
		3,325,146
LEISURE TIME — 0.9%
Royal Caribbean Cruises Ltd. 3.70%, 3/15/2028	2,034,000	2,021,349
Security Description	Principal Amount	Value
LODGING — 4.4%
Hyatt Hotels Corp. 4.38%, 9/15/2028	$738,000	$742,022
Las Vegas Sands Corp. 5.63%, 6/15/2028	4,737,000	4,851,777
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	1,268,000	1,270,549
5.55%, 10/15/2028	252,000	261,604
Sands China Ltd. 5.40%, 8/8/2028	2,369,000	2,418,583
		9,544,535
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC 4.55%, 4/10/2028	667,000	673,450
Ingersoll Rand, Inc. 5.40%, 8/14/2028	803,000	829,844
John Deere Capital Corp.:
Series I, 4.25%, 6/5/2028	80,000	81,055
4.65%, 1/7/2028	500,000	509,210
Series MTN, 4.75%, 1/20/2028 (a)	75,000	76,548
Series MTN, 4.90%, 3/3/2028	140,000	143,437
Otis Worldwide Corp. 5.25%, 8/16/2028	236,000	243,403
		2,556,947
MEDIA — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	2,946,000	2,919,368
4.20%, 3/15/2028	1,428,000	1,426,301
Comcast Corp.:
3.15%, 2/15/2028	201,000	198,698
3.55%, 5/1/2028 (a)	129,000	128,345
4.15%, 10/15/2028	600,000	604,458
Discovery Communications LLC 3.95%, 3/20/2028	53,000	52,706
TCI Communications, Inc. 7.13%, 2/15/2028	190,000	201,651
		5,531,527
MINING — 0.8%
Glencore Funding LLC 6.13%, 10/6/2028 (b)	1,283,000	1,344,571
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	299,000	321,114
Rio Tinto Finance USA PLC 4.50%, 3/14/2028	190,000	192,655
		1,858,340
MISCELLANEOUS MANUFACTURER — 0.1%
Eaton Corp. 4.35%, 5/18/2028	250,000	253,075

See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp. 4.25%, 4/1/2028	$60,000	$59,763
OIL & GAS — 3.8%
BP Capital Markets America, Inc.:
3.94%, 9/21/2028	651,000	653,240
4.23%, 11/6/2028	1,831,000	1,849,750
Chevron USA, Inc.:
3.85%, 1/15/2028	325,000	326,333
4.48%, 2/26/2028	175,000	177,807
Devon Energy Corp. 5.88%, 6/15/2028	220,000	220,156
EOG Resources, Inc. 4.40%, 7/15/2028	125,000	126,625
Marathon Petroleum Corp. 3.80%, 4/1/2028	285,000	284,185
Ovintiv, Inc. 5.65%, 5/15/2028	2,963,000	3,069,401
Phillips 66 Co. 3.90%, 3/15/2028	526,000	525,442
Shell Finance U.S., Inc. 3.88%, 11/13/2028 (b)	177,000	177,844
TotalEnergies Capital SA 3.88%, 10/11/2028	943,000	947,847
		8,358,630
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 4.50%, 5/15/2028 (b)	653,000	660,666
PACKAGING & CONTAINERS — 0.7%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	150,000	151,447
Berry Global, Inc. 5.50%, 4/15/2028	844,500	871,195
WRKCo, Inc.:
3.90%, 6/1/2028	260,000	259,685
4.00%, 3/15/2028	260,000	260,367
		1,542,694
PHARMACEUTICALS — 6.9%
AbbVie, Inc. 4.65%, 3/15/2028	2,915,000	2,964,934
Astrazeneca Finance LLC 4.88%, 3/3/2028 (a)	526,000	537,588
Bayer Corp. 6.65%, 2/15/2028 (b)	700,000	733,166
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (b)	500,000	501,790
Bayer U.S. Finance LLC 6.25%, 1/21/2029 (b)	200,000	211,002
Becton Dickinson & Co. 4.69%, 2/13/2028	1,357,000	1,374,559
CVS Health Corp. 4.30%, 3/25/2028	4,727,000	4,753,897
Eli Lilly & Co.:
4.00%, 10/15/2028	500,000	504,230
4.55%, 2/12/2028	5,000	5,083
Security Description	Principal Amount	Value
McKesson Corp. 4.90%, 7/15/2028	$340,000	$348,503
Merck & Co., Inc. 1.90%, 12/10/2028	160,000	152,706
Mylan, Inc. 4.55%, 4/15/2028	1,545,000	1,552,323
Novartis Capital Corp. 3.90%, 11/5/2028	285,000	286,254
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	225,000	228,159
Pfizer, Inc. 3.60%, 9/15/2028 (a)	789,000	788,582
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	225,000	230,312
		15,173,088
PIPELINES — 2.3%
Cheniere Energy, Inc. 4.63%, 10/15/2028	257,000	256,897
Enbridge, Inc. 4.20%, 11/20/2028	440,000	442,490
Energy Transfer LP:
4.95%, 5/15/2028	1,140,000	1,161,512
6.10%, 12/1/2028	961,000	1,011,443
ONEOK, Inc.:
4.55%, 7/15/2028	275,000	278,017
5.65%, 11/1/2028	1,050,000	1,091,591
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028	343,000	343,113
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	119,000	119,652
Williams Cos., Inc. 5.30%, 8/15/2028	255,000	263,221
		4,967,936
REAL ESTATE INVESTMENT TRUSTS — 2.0%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	499,000	497,922
American Homes 4 Rent LP 4.25%, 2/15/2028	281,000	281,568
American Tower Corp. 5.80%, 11/15/2028	66,000	68,915
AvalonBay Communities, Inc. Series MTN, 3.20%, 1/15/2028	245,000	243,087
Crown Castle, Inc.:
3.80%, 2/15/2028	60,000	59,756
4.80%, 9/1/2028	45,000	45,750
DOC Dr. LLC 3.95%, 1/15/2028	190,000	189,783
ERP Operating LP 3.50%, 3/1/2028	63,000	62,577
Extra Space Storage LP 5.70%, 4/1/2028	843,000	870,296

See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Federal Realty OP LP 5.38%, 5/1/2028	$558,000	$573,278
Kilroy Realty LP 4.75%, 12/15/2028	55,000	55,267
Mid-America Apartments LP 4.20%, 6/15/2028	75,000	75,487
Prologis LP 4.00%, 9/15/2028	455,000	456,529
Realty Income Corp.:
2.20%, 6/15/2028	180,000	173,466
3.40%, 1/15/2028	50,000	49,573
4.70%, 12/15/2028	75,000	76,500
Simon Property Group LP 1.75%, 2/1/2028	11,000	10,592
UDR, Inc. Series GMTN, 3.50%, 1/15/2028	310,000	307,554
VICI Properties LP 4.75%, 2/15/2028	170,000	171,601
Welltower OP LLC 4.25%, 4/15/2028	208,000	209,620
		4,479,121
RETAIL — 2.3%
AutoNation, Inc.:
1.95%, 8/1/2028	2,126,000	2,024,016
3.80%, 11/15/2027	53,000	52,800
AutoZone, Inc. 4.50%, 2/1/2028	505,000	510,232
Home Depot, Inc. 0.90%, 3/15/2028 (a)	179,000	169,585
Lowe's Cos., Inc.:
4.00%, 10/15/2028	190,000	190,501
6.88%, 2/15/2028	298,000	315,880
McDonald's Corp. 4.80%, 8/14/2028	50,000	51,150
O'Reilly Automotive, Inc. 4.35%, 6/1/2028	1,500,000	1,513,560
Starbucks Corp. 4.50%, 5/15/2028	100,000	101,153
Walmart, Inc. 3.70%, 6/26/2028	101,000	101,215
		5,030,092
SEMICONDUCTORS — 4.3%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	1,203,000	1,217,183
Analog Devices, Inc. 1.70%, 10/1/2028	780,000	740,532
Broadcom, Inc.:
1.95%, 2/15/2028	200,000	193,266
4.80%, 4/15/2028	2,674,000	2,727,854
Intel Corp.:
1.60%, 8/12/2028	425,000	401,770
4.88%, 2/10/2028	1,151,000	1,169,094
Marvell Technology, Inc.:
2.45%, 4/15/2028	825,000	798,649
Security Description	Principal Amount	Value
4.88%, 6/22/2028	$1,573,000	$1,601,849
NVIDIA Corp. 1.55%, 6/15/2028	185,000	176,616
Texas Instruments, Inc. 4.60%, 2/15/2028 (a)	200,000	203,386
TSMC Arizona Corp. 4.13%, 4/22/2029	200,000	201,334
		9,431,533
SHIPBUILDING — 0.8%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	1,795,000	1,712,699
SOFTWARE — 2.7%
Fiserv, Inc.:
5.38%, 8/21/2028	835,000	855,842
5.45%, 3/2/2028	240,000	245,530
Intuit, Inc. 5.13%, 9/15/2028	740,000	761,482
Oracle Corp.:
4.50%, 5/6/2028	1,155,000	1,161,225
4.55%, 2/4/2029	775,000	776,170
4.80%, 8/3/2028	1,665,000	1,683,248
Roper Technologies, Inc. 4.20%, 9/15/2028	50,000	50,104
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	435,000	442,491
		5,976,092
TELECOMMUNICATIONS — 2.8%
AT&T, Inc.:
1.65%, 2/1/2028	1,154,000	1,106,467
4.10%, 2/15/2028	487,000	488,437
British Telecommunications PLC 5.13%, 12/4/2028	99,000	101,627
T-Mobile USA, Inc.:
2.05%, 2/15/2028	1,660,000	1,602,747
4.80%, 7/15/2028	1,890,000	1,927,025
4.95%, 3/15/2028	322,000	328,482
Verizon Communications, Inc.:
2.10%, 3/22/2028	200,000	193,134
4.33%, 9/21/2028	465,000	469,873
		6,217,792
TRANSPORTATION — 0.7%
Canadian National Railway Co. 6.90%, 7/15/2028	25,000	26,723
Canadian Pacific Railway Co. 4.00%, 6/1/2028	1,253,000	1,256,283
Union Pacific Corp. 3.95%, 9/10/2028	350,000	351,526
		1,634,532

See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% *
GATX Corp. 4.55%, 11/7/2028	$15,000	$15,194
TOTAL CORPORATE BONDS & NOTES (Cost $215,259,486)		215,855,522
	Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	567,609	567,609
State Street Navigator Securities Lending Portfolio II (f) (g)	4,190,950	4,190,950
TOTAL SHORT-TERM INVESTMENTS (Cost $4,758,559)		4,758,559
TOTAL INVESTMENTS — 100.8% (Cost $220,018,045)		220,614,081
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,655,759)
NET ASSETS — 100.0%		$218,958,322

(a)	All or a portion of the shares of the security are on loan at February 28, 2026.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$215,855,522	$—	$215,855,522
Short-Term Investments	4,758,559	—	—	4,758,559
TOTAL INVESTMENTS	$4,758,559	$215,855,522	$—	$220,614,081
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	153,249	$153,249	$4,592,763	$4,178,403	$—	$—	567,609	$567,609	$6,722
State Street Navigator Securities Lending Portfolio II	1,175,930	1,175,930	15,070,738	12,055,718	—	—	4,190,950	4,190,950	7,465
Total		$1,329,179	$19,663,501	$16,234,121	$—	$—		$4,758,559	$14,187
See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 3.7%
Boeing Co. 6.30%, 5/1/2029	$433,000	$461,400
Howmet Aerospace, Inc. 3.00%, 1/15/2029	260,000	253,789
L3Harris Technologies, Inc. 5.05%, 6/1/2029	310,000	319,517
Northrop Grumman Corp. 4.60%, 2/1/2029	115,000	117,240
		1,151,946
AGRICULTURE — 4.1%
BAT International Finance PLC 5.93%, 2/2/2029	306,000	322,043
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	235,000	236,469
Philip Morris International, Inc.:
3.38%, 8/15/2029	135,000	132,628
5.63%, 11/17/2029	565,000	596,917
		1,288,057
AUTO MANUFACTURERS — 2.7%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	225,000	227,149
General Motors Financial Co., Inc.:
4.90%, 10/6/2029	225,000	230,056
5.55%, 7/15/2029	220,000	229,073
Toyota Motor Credit Corp. Series MTN, 4.45%, 6/29/2029	172,000	175,230
		861,508
AUTO PARTS & EQUIPMENT — 0.9%
BorgWarner, Inc. 4.95%, 8/15/2029	235,000	241,373
Lear Corp. 4.25%, 5/15/2029	50,000	49,997
		291,370
BANKS — 8.7%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (a)	100,000	99,846
SOFR + 1.63%, 5.20%, 4/25/2029 (a)	50,000	51,224
Bank of New York Mellon Corp. Series MTN, 3.85%, 4/26/2029	230,000	230,642
Bank of Nova Scotia Series GMTN, 5.45%, 8/1/2029	50,000	52,351
Citigroup, Inc. SOFR + 1.36%, 5.17%, 2/13/2030 (a)	100,000	103,016
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (a) (b)	150,000	159,738
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (a)	$100,000	$99,417
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (a)	150,000	148,459
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (a)	200,000	201,394
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (a)	75,000	77,077
Royal Bank of Canada Series GMTN, 4.95%, 2/1/2029 (b)	50,000	51,583
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	205,000	198,469
5.72%, 9/14/2028	200,000	208,430
Toronto-Dominion Bank 4.11%, 10/13/2028	100,000	100,450
U.S. Bancorp:
Series DMTN, 3.00%, 7/30/2029	175,000	169,951
SOFR + 2.02%, 5.78%, 6/12/2029 (a)	100,000	103,905
Wells Fargo & Co.:
Series MTN, 4.15%, 1/24/2029	300,000	301,770
SOFR + 1.50%, 5.20%, 1/23/2030 (a)	300,000	309,075
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (a)	75,000	77,614
		2,744,411
BEVERAGES — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	180,000	184,266
PepsiCo, Inc. 2.63%, 7/29/2029	200,000	192,774
		377,040
BIOTECHNOLOGY — 1.6%
Amgen, Inc. 4.05%, 8/18/2029	190,000	190,788
Gilead Sciences, Inc. 4.80%, 11/15/2029	192,000	197,864
Royalty Pharma PLC 5.15%, 9/2/2029	105,000	108,507
		497,159
CHEMICALS — 1.7%
Air Products & Chemicals, Inc. 4.60%, 2/8/2029 (b)	45,000	46,039
Dow Chemical Co. 7.38%, 11/1/2029	24,000	26,375
Eastman Chemical Co. 5.00%, 8/1/2029	215,000	220,682

See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Nutrien Ltd. 4.20%, 4/1/2029	$253,000	$253,979
		547,075
COMMERCIAL SERVICES — 1.0%
Verisk Analytics, Inc. 4.13%, 3/15/2029	310,000	310,899
COMPUTERS — 0.6%
Apple, Inc. 2.20%, 9/11/2029	101,000	96,224
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	100,000	95,030
		191,254
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 9/10/2029	105,000	106,426
BlackRock Funding, Inc. 4.70%, 3/14/2029	50,000	51,311
Charles Schwab Corp. 4.00%, 2/1/2029	45,000	45,306
Enact Holdings, Inc. 6.25%, 5/28/2029	50,000	52,468
		255,511
ELECTRIC — 9.6%
AEP Texas, Inc. 5.45%, 5/15/2029	50,000	52,070
Ameren Corp. 5.00%, 1/15/2029	60,000	61,690
American Electric Power Co., Inc. 5.20%, 1/15/2029	312,000	322,577
CenterPoint Energy, Inc. 5.40%, 6/1/2029	185,000	192,411
Consumers Energy Co. 4.60%, 5/30/2029	125,000	127,825
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	100,000	98,005
5.10%, 3/1/2029	164,000	168,736
Duke Energy Corp. 4.85%, 1/5/2029	300,000	307,434
Entergy Texas, Inc. 4.00%, 3/30/2029	122,000	122,315
Exelon Corp. 5.15%, 3/15/2029	200,000	206,610
Georgia Power Co. Series B, 2.65%, 9/15/2029	50,000	47,923
Jersey Central Power & Light Co. 4.15%, 1/15/2029 (c)	75,000	75,173
Pacific Gas & Electric Co.:
4.20%, 3/1/2029	69,000	69,044
5.55%, 5/15/2029 (b)	195,000	202,761
PacifiCorp 5.10%, 2/15/2029 (b)	195,000	200,546
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc. 5.20%, 4/1/2029	$230,000	$237,677
Southern California Edison Co.:
2.85%, 8/1/2029 (b)	49,000	46,925
5.15%, 6/1/2029 (b)	75,000	77,144
Southern Co. 5.50%, 3/15/2029	145,000	151,034
Vistra Operations Co. LLC 4.30%, 10/15/2028 (c)	250,000	250,500
		3,018,400
ELECTRONICS — 1.2%
Allegion PLC 3.50%, 10/1/2029	170,000	166,442
Honeywell International, Inc. 4.88%, 9/1/2029	190,000	196,122
		362,564
ENTERTAINMENT — 0.2%
Discovery Global Holdings, Inc. 4.05%, 3/15/2029	65,000	64,310
ENVIRONMENTAL CONTROL — 1.4%
Republic Services, Inc.:
4.88%, 4/1/2029	225,000	231,181
5.00%, 11/15/2029	205,000	212,417
		443,598
FOOD — 2.6%
Campbell's Co. 5.20%, 3/21/2029	280,000	287,966
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 2/2/2029	135,000	131,118
Mars, Inc. 4.80%, 3/1/2030 (c)	100,000	102,766
Sysco Corp. 5.75%, 1/17/2029	92,000	96,447
Tyson Foods, Inc. 4.35%, 3/1/2029	200,000	201,726
		820,023
HEALTH CARE PRODUCTS — 2.8%
Baxter International, Inc. 4.45%, 2/15/2029	242,000	243,081
Boston Scientific Corp. 4.00%, 3/1/2029	225,000	226,177
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	190,000	194,714
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	225,000	232,434
		896,406
HEALTH CARE SERVICES — 3.9%
Centene Corp.:
2.45%, 7/15/2028	600,000	565,812
4.63%, 12/15/2029	88,000	85,847

See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
HCA, Inc.:
3.38%, 3/15/2029	$190,000	$186,599
4.13%, 6/15/2029 (b)	325,000	325,413
UnitedHealth Group, Inc. 4.70%, 4/15/2029	50,000	51,145
		1,214,816
HOME BUILDERS — 1.7%
Toll Brothers Finance Corp. 3.80%, 11/1/2029 (b)	540,000	534,508
INSURANCE — 3.5%
Allstate Corp. 5.05%, 6/24/2029	100,000	103,299
Aon North America, Inc. 5.15%, 3/1/2029	125,000	128,891
Arthur J Gallagher & Co. 4.85%, 12/15/2029	242,000	247,900
Brown & Brown, Inc. 4.50%, 3/15/2029	80,000	80,437
Chubb INA Holdings LLC 4.65%, 8/15/2029	86,000	88,195
Corebridge Financial, Inc. 3.85%, 4/5/2029	70,000	69,180
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	50,000	48,076
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	145,000	146,506
Principal Financial Group, Inc. 3.70%, 5/15/2029	180,000	178,078
		1,090,562
INTERNET — 0.6%
Alphabet, Inc. 4.00%, 5/15/2030	85,000	85,588
Amazon.com, Inc. 3.45%, 4/13/2029	100,000	99,272
		184,860
INVESTMENT COMPANY SECURITIES — 1.3%
ARES Capital Corp. 5.95%, 7/15/2029 (b)	220,000	224,796
FS KKR Capital Corp. 6.88%, 8/15/2029	125,000	123,391
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029 (c)	75,000	74,943
		423,130
IRON/STEEL — 0.6%
ArcelorMittal SA 4.25%, 7/16/2029	175,000	175,880
IT SERVICES — 1.1%
Accenture Capital, Inc. 4.05%, 10/4/2029	75,000	75,436
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	265,000	269,889
		345,325
Security Description	Principal Amount	Value
LODGING — 1.3%
Las Vegas Sands Corp.:
3.90%, 8/8/2029	$164,000	$160,548
6.00%, 8/15/2029	100,000	104,619
Sands China Ltd. 2.85%, 3/8/2029	150,000	143,443
		408,610
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc. 2.60%, 9/19/2029	63,000	60,568
MACHINERY-DIVERSIFIED — 2.4%
CNH Industrial Capital LLC 5.10%, 4/20/2029	115,000	118,261
Dover Corp. 2.95%, 11/4/2029	280,000	269,825
Ingersoll Rand, Inc. 5.18%, 6/15/2029	152,000	157,522
John Deere Capital Corp. Series MTN, 4.85%, 6/11/2029	191,000	197,162
		742,770
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	305,000	287,886
MINING — 1.3%
Freeport-McMoRan, Inc. 5.25%, 9/1/2029	50,000	50,754
Glencore Funding LLC:
5.37%, 4/4/2029 (c)	150,000	155,360
6.13%, 10/6/2028 (c)	200,000	209,598
		415,712
OIL & GAS — 2.9%
BP Capital Markets America, Inc.:
4.87%, 11/25/2029	155,000	160,010
4.97%, 10/17/2029	100,000	103,534
Canadian Natural Resources Ltd. 5.00%, 12/15/2029	75,000	77,321
Chevron USA, Inc. 3.25%, 10/15/2029	150,000	147,667
Diamondback Energy, Inc. 3.50%, 12/1/2029	315,000	308,243
TotalEnergies Capital International SA 3.46%, 2/19/2029	125,000	123,958
		920,733
PACKAGING & CONTAINERS — 0.2%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	51,160
PHARMACEUTICALS — 5.9%
AbbVie, Inc.:
3.20%, 11/21/2029	451,000	440,505

See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 3/15/2029	$374,000	$384,218
Bayer U.S. Finance LLC 6.25%, 1/21/2029 (c)	200,000	211,002
Cardinal Health, Inc. 5.00%, 11/15/2029	195,000	200,934
CVS Health Corp.:
3.25%, 8/15/2029	300,000	291,705
5.00%, 1/30/2029	125,000	128,224
5.40%, 6/1/2029	100,000	103,936
Merck & Co., Inc. 3.40%, 3/7/2029	110,000	108,961
		1,869,485
PIPELINES — 3.8%
Cheniere Energy Partners LP 4.50%, 10/1/2029	120,000	120,642
Enbridge, Inc. 5.30%, 4/5/2029	95,000	98,431
Energy Transfer LP:
4.15%, 9/15/2029 (b)	133,000	133,322
5.25%, 7/1/2029	195,000	202,233
Enterprise Products Operating LLC 3.13%, 7/31/2029	235,000	229,360
Kinder Morgan, Inc. 5.10%, 8/1/2029	50,000	51,769
ONEOK, Inc.:
3.40%, 9/1/2029	100,000	97,786
4.35%, 3/15/2029	125,000	125,777
Targa Resources Corp. 6.15%, 3/1/2029	124,000	131,129
		1,190,449
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	175,000	176,430
American Homes 4 Rent LP 4.90%, 2/15/2029	320,000	325,821
American Tower Corp. 3.80%, 8/15/2029	140,000	138,664
COPT Defense Properties LP 2.00%, 1/15/2029	70,000	66,088
EPR Properties 3.75%, 8/15/2029	110,000	107,289
Equinix, Inc. 3.20%, 11/18/2029	105,000	101,462
Essex Portfolio LP 4.00%, 3/1/2029	100,000	99,796
Extra Space Storage LP 4.00%, 6/15/2029	54,000	53,840
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	185,000	179,211
Regency Centers LP 2.95%, 9/15/2029 (b)	145,000	140,169
Security Description	Principal Amount	Value
Simon Property Group LP 2.45%, 9/13/2029	$50,000	$47,522
		1,436,292
RETAIL — 2.6%
Darden Restaurants, Inc. 4.55%, 10/15/2029	60,000	60,792
Home Depot, Inc. 4.75%, 6/25/2029	320,000	329,456
Lowe's Cos., Inc.:
3.65%, 4/5/2029	235,000	232,998
6.50%, 3/15/2029	195,000	209,354
		832,600
SEMICONDUCTORS — 3.1%
Broadcom, Inc.:
4.00%, 4/15/2029 (c)	30,000	30,065
4.75%, 4/15/2029	90,000	92,060
5.05%, 7/12/2029	300,000	310,200
Intel Corp. 4.00%, 8/5/2029	182,000	181,507
TSMC Arizona Corp. 4.13%, 4/22/2029	360,000	362,401
		976,233
SOFTWARE — 5.2%
Adobe, Inc. 4.80%, 4/4/2029	65,000	66,721
Cadence Design Systems, Inc. 4.30%, 9/10/2029	220,000	222,383
Fiserv, Inc. 3.50%, 7/1/2029	255,000	247,730
Oracle Corp.:
4.55%, 2/4/2029	405,000	405,611
6.15%, 11/9/2029	74,000	77,539
Paychex, Inc. 5.10%, 4/15/2030	65,000	66,383
ROBLOX Corp. 3.88%, 5/1/2030 (c)	100,000	95,221
Roper Technologies, Inc. 4.50%, 10/15/2029	140,000	141,831
Synopsys, Inc. 4.85%, 4/1/2030	65,000	66,571
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	230,000	238,349
		1,628,339
TELECOMMUNICATIONS — 4.4%
AT&T, Inc. 4.35%, 3/1/2029 (b)	420,000	424,683
Cisco Systems, Inc. 4.85%, 2/26/2029 (b)	175,000	180,231
T-Mobile USA, Inc.:
3.38%, 4/15/2029	366,000	359,317
4.85%, 1/15/2029	164,000	168,000
Verizon Communications, Inc.:
3.88%, 2/8/2029	104,000	104,074

See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.02%, 12/3/2029	$163,000	$163,151
		1,399,456
TRANSPORTATION — 1.4%
Canadian Pacific Railway Co. 2.88%, 11/15/2029	200,000	193,040
Union Pacific Corp. 3.70%, 3/1/2029	70,000	69,798
United Parcel Service, Inc. 3.40%, 3/15/2029	175,000	173,429
		436,267
TOTAL CORPORATE BONDS & NOTES (Cost $30,208,075)		30,747,172
	Shares
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	239,945	239,945
State Street Navigator Securities Lending Portfolio II (f) (g)	2,164,705	2,164,705
TOTAL SHORT-TERM INVESTMENTS (Cost $2,404,650)		2,404,650
TOTAL INVESTMENTS — 105.3% (Cost $32,612,725)		33,151,822
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(1,668,203)
NET ASSETS — 100.0%		$31,483,619

(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at February 28, 2026.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$30,747,172	$—	$30,747,172
Short-Term Investments	2,404,650	—	—	2,404,650
TOTAL INVESTMENTS	$2,404,650	$30,747,172	$—	$33,151,822
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	162,957	$162,957	$2,899,960	$2,822,972	$—	$—	239,945	$239,945	$6,822
State Street Navigator Securities Lending Portfolio II	1,864,200	1,864,200	11,450,050	11,149,545	—	—	2,164,705	2,164,705	1,233
Total		$2,027,157	$14,350,010	$13,972,517	$—	$—		$2,404,650	$8,055
See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.0% *
Omnicom Group, Inc. 4.75%, 3/30/2030 (a)	$11,000	$11,208
AEROSPACE & DEFENSE — 3.4%
Boeing Co. 5.15%, 5/1/2030	787,000	815,033
Northrop Grumman Corp. 4.40%, 5/1/2030	200,000	202,876
		1,017,909
AGRICULTURE — 4.7%
BAT Capital Corp. 6.34%, 8/2/2030	388,000	421,640
Philip Morris International, Inc.:
1.75%, 11/1/2030	94,000	84,671
4.00%, 10/29/2030	180,000	179,550
5.13%, 2/15/2030	274,000	284,565
5.50%, 9/7/2030	428,000	452,285
		1,422,711
APPAREL — 0.4%
NIKE, Inc. 2.85%, 3/27/2030	27,000	25,958
Tapestry, Inc. 5.10%, 3/11/2030	91,000	93,881
		119,839
AUTO MANUFACTURERS — 1.9%
General Motors Financial Co., Inc.:
3.60%, 6/21/2030	279,000	271,082
5.85%, 4/6/2030 (a)	185,000	195,367
Hyundai Capital America 6.20%, 9/21/2030 (b)	100,000	107,526
		573,975
BANKS — 6.7%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (c)	200,000	187,912
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (c)	100,000	100,492
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	287,000	284,052
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	228,000	233,835
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (c)	176,000	182,172
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	228,000	231,146
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	100,000	97,755
Security Description	Principal Amount	Value
PNC Financial Services Group, Inc. 2.55%, 1/22/2030	$201,000	$190,542
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (c)	247,000	255,341
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	258,000	260,583
		2,023,830
BEVERAGES — 2.7%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	491,000	483,851
Constellation Brands, Inc. 2.88%, 5/1/2030	225,000	213,764
PepsiCo, Inc. 4.30%, 7/23/2030 (a)	100,000	101,997
		799,612
BIOTECHNOLOGY — 1.8%
Amgen, Inc. 5.25%, 3/2/2030	244,000	254,604
Gilead Sciences, Inc. 1.65%, 10/1/2030	196,000	177,194
Royalty Pharma PLC 2.20%, 9/2/2030 (a)	130,000	119,271
		551,069
CHEMICALS — 0.7%
Ecolab, Inc. 4.80%, 3/24/2030	75,000	77,256
Nutrien Ltd. 2.95%, 5/13/2030	130,000	123,958
		201,214
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	40,000	35,700
Block Financial LLC 3.88%, 8/15/2030	234,000	222,686
		258,386
COMPUTERS — 1.0%
Apple, Inc. 1.25%, 8/20/2030	65,000	58,323
Leidos, Inc. 4.38%, 5/15/2030	210,000	210,691
NetApp, Inc. 2.70%, 6/22/2030	50,000	46,893
		315,907
CONSTRUCTION MATERIALS — 1.7%
Carrier Global Corp. 2.72%, 2/15/2030 (a)	529,000	502,677

See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 1.7%
Kenvue, Inc. 5.00%, 3/22/2030	$506,000	$524,429
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Air Lease Corp. 3.13%, 12/1/2030	107,000	100,471
Charles Schwab Corp. 4.63%, 3/22/2030 (a)	105,000	107,996
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	166,000	163,535
		372,002
ELECTRIC — 7.2%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	262,000	241,695
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	91,000	88,807
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	193,000	187,808
Duke Energy Corp. 2.45%, 6/1/2030	119,000	111,486
Exelon Corp. 4.05%, 4/15/2030	134,000	133,618
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	175,000	160,706
2.65%, 3/1/2030	246,000	232,386
NRG Energy, Inc. 4.73%, 10/15/2030 (b)	200,000	202,038
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	49,000	46,758
Pacific Gas & Electric Co.:
3.25%, 6/1/2031	250,000	235,538
4.55%, 7/1/2030	300,000	301,371
Southern Co. Series A, 3.70%, 4/30/2030	248,000	244,181
		2,186,392
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co. 1.95%, 10/15/2030	99,000	90,685
ELECTRONICS — 1.0%
Honeywell International, Inc. 4.70%, 2/1/2030 (a)	291,000	298,898
FOOD — 1.3%
Campbell's Co. 2.38%, 4/24/2030 (a)	248,000	229,648
Kroger Co. 2.20%, 5/1/2030	55,000	51,210
Mars, Inc. 4.80%, 3/1/2030 (b)	93,000	95,572
		376,430
HEALTH CARE PRODUCTS — 1.1%
Baxter International, Inc. 4.90%, 12/15/2030	150,000	150,870
Security Description	Principal Amount	Value
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	$15,000	$14,071
Stryker Corp. 1.95%, 6/15/2030	141,000	129,389
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	36,000	35,151
		329,481
HEALTH CARE SERVICES — 4.3%
Centene Corp. 3.38%, 2/15/2030	250,000	231,953
HCA, Inc.:
3.50%, 9/1/2030 (a)	515,000	498,880
5.25%, 3/1/2030	100,000	103,708
UnitedHealth Group, Inc. 5.30%, 2/15/2030	447,000	467,339
		1,301,880
INSURANCE — 2.2%
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030	247,000	229,139
Lincoln National Corp. 3.05%, 1/15/2030	278,000	264,659
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	50,000	50,988
Progressive Corp. 3.20%, 3/26/2030	46,000	44,651
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030 (a)	91,000	85,046
		674,483
INTERNET — 2.6%
Alphabet, Inc.:
4.00%, 5/15/2030	55,000	55,381
4.10%, 11/15/2030	270,000	272,381
Amazon.com, Inc. 1.50%, 6/3/2030 (a)	273,000	247,464
Meta Platforms, Inc.:
4.20%, 11/15/2030	40,000	40,373
4.80%, 5/15/2030	124,000	128,089
Uber Technologies, Inc. 4.15%, 1/15/2031	55,000	54,789
		798,477
INVESTMENT COMPANY SECURITIES — 1.2%
ARES Capital Corp. 5.50%, 9/1/2030	160,000	158,298
Goldman Sachs Private Credit Corp. 6.25%, 5/6/2030 (a) (b)	200,000	200,422
		358,720
IRON/STEEL — 0.5%
Vale Overseas Ltd. 3.75%, 7/8/2030	155,000	150,232

See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.2%
Apple, Inc. 4.15%, 5/10/2030	$55,000	$55,840
LODGING — 1.1%
Sands China Ltd. 4.38%, 6/18/2030	330,000	326,380
MACHINERY-DIVERSIFIED — 0.6%
Flowserve Corp. 3.50%, 10/1/2030	198,000	191,137
MEDIA — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	246,000	223,643
Discovery Communications LLC 3.63%, 5/15/2030	201,000	194,906
Fox Corp. 3.50%, 4/8/2030	220,000	214,388
Paramount Global 7.88%, 7/30/2030	9,000	9,479
		642,416
MINING — 0.6%
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	46,000	46,529
Glencore Funding LLC 2.50%, 9/1/2030 (b)	146,000	135,417
		181,946
OIL & GAS — 6.6%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	255,000	231,838
Chevron Corp. 2.24%, 5/11/2030	93,000	87,281
Diamondback Energy, Inc. 5.15%, 1/30/2030	521,000	540,345
Exxon Mobil Corp. 2.61%, 10/15/2030	147,000	139,416
Occidental Petroleum Corp. 6.63%, 9/1/2030	209,000	226,301
Ovintiv, Inc. 8.13%, 9/15/2030	71,000	81,712
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	433,000	397,135
2.15%, 1/15/2031	46,000	42,310
Shell Finance U.S., Inc. 2.75%, 4/6/2030	116,000	110,902
TotalEnergies Capital International SA 2.83%, 1/10/2030	133,000	128,527
		1,985,767
OIL & GAS SERVICES — 0.2%
Halliburton Co. 2.92%, 3/1/2030	18,000	17,245
Security Description	Principal Amount	Value
Schlumberger Holdings Corp. 2.65%, 6/26/2030 (b)	$46,000	$43,596
		60,841
PACKAGING & CONTAINERS — 0.9%
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	95,000	89,297
Sonoco Products Co. 3.13%, 5/1/2030	196,000	187,217
		276,514
PHARMACEUTICALS — 6.8%
AbbVie, Inc. 4.95%, 3/15/2031 (a)	121,000	125,930
Astrazeneca Finance LLC 4.90%, 3/3/2030	142,000	147,033
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (b)	200,000	215,262
Becton Dickinson & Co. 2.82%, 5/20/2030	138,000	131,264
CVS Health Corp. 5.13%, 2/21/2030	582,000	600,059
Eli Lilly & Co. 4.75%, 2/12/2030	75,000	77,464
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	256,000	262,259
Viatris, Inc. 2.70%, 6/22/2030	520,000	480,256
		2,039,527
PIPELINES — 7.0%
Energy Transfer LP 6.40%, 12/1/2030	604,000	658,046
Enterprise Products Operating LLC 2.80%, 1/31/2030	402,000	385,176
ONEOK, Inc.:
3.10%, 3/15/2030	174,000	166,666
5.80%, 11/1/2030	236,000	250,136
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	380,000	384,173
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	259,000	263,504
		2,107,701
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	338,000	345,081
Essex Portfolio LP 3.00%, 1/15/2030	200,000	191,602
Extra Space Storage LP 5.50%, 7/1/2030	161,000	168,337
Federal Realty OP LP 3.50%, 6/1/2030	82,000	79,673

See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Store Capital LLC 4.95%, 2/11/2031 (b)	$70,000	$70,639
		855,332
RETAIL — 3.2%
AutoNation, Inc. 4.75%, 6/1/2030	305,000	309,401
AutoZone, Inc. 4.00%, 4/15/2030	180,000	179,195
Lowe's Cos., Inc. 4.50%, 4/15/2030	83,000	84,385
McDonald's Corp. Series MTN, 3.60%, 7/1/2030 (a)	294,000	290,551
Tractor Supply Co. 1.75%, 11/1/2030	113,000	101,179
		964,711
SEMICONDUCTORS — 4.6%
Broadcom, Inc.:
4.15%, 11/15/2030	421,000	422,457
4.35%, 2/15/2030	65,000	65,801
5.05%, 4/15/2030	77,000	79,811
Intel Corp. 5.13%, 2/10/2030 (a)	233,000	240,260
Marvell Technology, Inc. 4.75%, 7/15/2030	165,000	168,224
Xilinx, Inc. 2.38%, 6/1/2030	435,000	408,043
		1,384,596
SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	71,000	70,895
SOFTWARE — 3.0%
Intuit, Inc. 1.65%, 7/15/2030 (a)	55,000	49,649
Oracle Corp.:
4.65%, 5/6/2030 (a)	94,000	93,840
4.95%, 2/4/2031	370,000	369,223
Paychex, Inc. 5.10%, 4/15/2030	155,000	158,297
ROBLOX Corp. 3.88%, 5/1/2030 (b)	100,000	95,221
Synopsys, Inc. 4.85%, 4/1/2030	129,000	132,118
		898,348
TELECOMMUNICATIONS — 6.1%
AT&T, Inc. 4.30%, 2/15/2030	529,000	533,555
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	317,000	371,587
T-Mobile USA, Inc. 3.88%, 4/15/2030	799,000	792,784
Security Description	Principal Amount	Value
Verizon Communications, Inc. 3.15%, 3/22/2030 (a)	$164,000	$158,701
		1,856,627
TRANSPORTATION — 1.2%
CSX Corp. 2.40%, 2/15/2030	56,000	52,846
Norfolk Southern Corp. 5.05%, 8/1/2030	70,000	72,792
Union Pacific Corp. 2.40%, 2/5/2030	145,000	137,137
United Parcel Service, Inc. 4.45%, 4/1/2030 (a)	99,000	101,273
		364,048
TOTAL CORPORATE BONDS & NOTES (Cost $28,938,835)		29,523,072
	Shares
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	386,452	386,452
State Street Navigator Securities Lending Portfolio II (f) (g)	2,683,805	2,683,805
TOTAL SHORT-TERM INVESTMENTS (Cost $3,070,257)		3,070,257
TOTAL INVESTMENTS — 107.8% (Cost $32,009,092)		32,593,329
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(2,363,560)
NET ASSETS — 100.0%		$30,229,769
(a)	All or a portion of the shares of the security are on loan at February 28, 2026.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.

See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$29,523,072	$—	$29,523,072
Short-Term Investments	3,070,257	—	—	3,070,257
TOTAL INVESTMENTS	$3,070,257	$29,523,072	$—	$32,593,329
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	283,471	$283,471	$1,965,788	$1,862,807	$—	$—	386,452	$386,452	$3,332
State Street Navigator Securities Lending Portfolio II	1,076,755	1,076,755	11,135,530	9,528,480	—	—	2,683,805	2,683,805	2,115
Total		$1,360,226	$13,101,318	$11,391,287	$—	$—		$3,070,257	$5,447
See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 7.9%
Boeing Co. 6.39%, 5/1/2031	$355,000	$387,795
Howmet Aerospace, Inc. 4.85%, 10/15/2031 (a)	225,000	233,298
L3Harris Technologies, Inc. 5.25%, 6/1/2031	340,000	356,058
RTX Corp. 6.00%, 3/15/2031	210,000	227,720
		1,204,871
AGRICULTURE — 6.7%
BAT Capital Corp. 5.83%, 2/20/2031	170,000	181,732
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	360,000	334,969
Philip Morris International, Inc.:
4.75%, 11/1/2031	100,000	102,811
5.13%, 2/13/2031	380,000	396,537
		1,016,049
AUTO MANUFACTURERS — 3.2%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031	20,000	20,722
Ford Motor Co. 3.25%, 2/12/2032	75,000	67,447
General Motors Financial Co., Inc. 5.60%, 6/18/2031	345,000	362,347
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	41,848
		492,364
BANKS — 8.7%
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (b)	100,000	92,623
Bank of Montreal 5.51%, 6/4/2031	490,000	518,930
Bank of New York Mellon Corp. Series MTN, 1.80%, 7/28/2031	300,000	266,688
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (b)	60,000	54,947
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (b)	60,000	55,092
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	15,000	15,526
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	75,000	69,131
Security Description	Principal Amount	Value
Toronto-Dominion Bank Series MTN, 2.00%, 9/10/2031 (a)	$279,000	$251,599
		1,324,536
BEVERAGES — 2.9%
Anheuser-Busch InBev Worldwide, Inc. 4.90%, 1/23/2031	250,000	260,345
Constellation Brands, Inc. 2.25%, 8/1/2031	70,000	62,948
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	10,000	10,335
PepsiCo, Inc. 1.40%, 2/25/2031	125,000	111,142
		444,770
BIOTECHNOLOGY — 0.8%
Illumina, Inc. 2.55%, 3/23/2031 (a)	50,000	45,870
Royalty Pharma PLC 2.15%, 9/2/2031	85,000	75,937
		121,807
COMPUTERS — 1.6%
Leidos, Inc. 2.30%, 2/15/2031	270,000	245,157
CONSTRUCTION MATERIALS — 1.0%
Carrier Global Corp. 2.70%, 2/15/2031	55,000	51,474
CRH America Finance, Inc. 4.40%, 2/9/2031	50,000	50,355
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	50,000	45,511
		147,340
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Air Lease Corp. Series MTN, 5.20%, 7/15/2031	50,000	51,275
Charles Schwab Corp. 2.30%, 5/13/2031	175,000	159,974
Jefferies Financial Group, Inc. 2.63%, 10/15/2031	50,000	44,434
		255,683
ELECTRIC — 7.2%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	101,000	93,588
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	46,818
Duke Energy Florida LLC 2.40%, 12/15/2031	125,000	114,200
Georgia Power Co. 4.85%, 3/15/2031	125,000	129,109
Pacific Gas & Electric Co. 3.25%, 6/1/2031	360,000	339,174
PacifiCorp 5.30%, 2/15/2031	90,000	93,360

See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	$180,000	$163,114
Southern California Edison Co. 5.45%, 6/1/2031	70,000	73,216
Virginia Electric & Power Co. 2.30%, 11/15/2031	50,000	45,101
		1,097,680
ELECTRONICS — 1.2%
Honeywell International, Inc. 4.95%, 9/1/2031	100,000	104,438
Vontier Corp. 2.95%, 4/1/2031	80,000	74,294
		178,732
FOOD — 0.5%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.75%, 12/1/2031	80,000	76,434
HEALTH CARE PRODUCTS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	45,000	41,106
Revvity, Inc. 2.55%, 3/15/2031	45,000	41,162
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031 (a)	30,000	26,958
		109,226
HEALTH CARE SERVICES — 5.3%
Centene Corp.:
2.63%, 8/1/2031	250,000	216,808
3.00%, 10/15/2030	100,000	90,108
HCA, Inc.:
2.38%, 7/15/2031	120,000	108,325
5.45%, 4/1/2031	185,000	193,669
Humana, Inc. 5.38%, 4/15/2031	25,000	25,764
UnitedHealth Group, Inc. 4.90%, 4/15/2031	170,000	175,649
		810,323
HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co. 1.95%, 4/23/2031	100,000	91,366
HOUSEHOLD PRODUCTS & WARES — 0.9%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	150,000	136,287
INSURANCE — 1.7%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	90,000	80,644
Athene Holding Ltd. 3.50%, 1/15/2031	85,000	80,071
Brown & Brown, Inc. 2.38%, 3/15/2031	40,000	35,942
Security Description	Principal Amount	Value
Corebridge Financial, Inc. 3.90%, 4/5/2032	$25,000	$23,745
Fidelity National Financial, Inc. 2.45%, 3/15/2031	40,000	35,847
		256,249
INTERNET — 2.0%
Alphabet, Inc. 4.10%, 11/15/2030	45,000	45,397
Amazon.com, Inc. 3.60%, 4/13/2032	25,000	24,339
AppLovin Corp. 5.38%, 12/1/2031	25,000	25,749
Meta Platforms, Inc. 4.20%, 11/15/2030	30,000	30,279
Uber Technologies, Inc. 4.15%, 1/15/2031	175,000	174,328
		300,092
INVESTMENT COMPANY SECURITIES — 0.3%
ARES Capital Corp. 3.20%, 11/15/2031 (a)	50,000	43,996
IT SERVICES — 3.6%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	50,000	50,715
IBM International Capital Pte. Ltd. 4.75%, 2/5/2031	450,000	458,406
Leidos, Inc. 5.40%, 3/15/2032 (a)	40,000	41,700
		550,821
LEISURE TIME — 0.3%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	50,000	51,527
LODGING — 1.0%
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	165,000	154,435
MACHINERY-DIVERSIFIED — 0.6%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	55,000	57,760
John Deere Capital Corp. Series MTN, 4.90%, 3/7/2031	40,000	41,665
		99,425
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	80,000	72,730
Comcast Corp. 1.95%, 1/15/2031	20,000	18,077
Walt Disney Co. 2.65%, 1/13/2031	30,000	28,408
		119,215

See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.3%
Glencore Funding LLC 2.85%, 4/27/2031 (c)	$50,000	$46,620
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031 (a)	25,000	23,361
OIL & GAS — 2.9%
Diamondback Energy, Inc. 3.13%, 3/24/2031	80,000	75,877
Occidental Petroleum Corp. 6.13%, 1/1/2031	80,000	86,053
Ovintiv, Inc. 7.38%, 11/1/2031	162,000	182,872
Pioneer Natural Resources Co. 2.15%, 1/15/2031	100,000	91,978
		436,780
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 5.80%, 6/15/2031	95,000	101,203
WestRock MWV LLC 7.95%, 2/15/2031	20,000	23,070
		124,273
PHARMACEUTICALS — 8.5%
AbbVie, Inc. 4.95%, 3/15/2031 (a)	302,000	314,303
Astrazeneca Finance LLC:
2.25%, 5/28/2031	100,000	91,648
4.90%, 2/26/2031	95,000	98,714
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (c)	50,000	53,816
Becton Dickinson & Co. 1.96%, 2/11/2031	140,000	125,902
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	25,000	26,838
Cencora, Inc. 2.70%, 3/15/2031	45,000	41,945
CVS Health Corp.:
1.88%, 2/28/2031	130,000	115,821
5.55%, 6/1/2031	360,000	379,620
Novartis Capital Corp. 4.00%, 9/18/2031 (a)	40,000	40,127
		1,288,734
PIPELINES — 1.5%
Kinder Morgan, Inc. 2.00%, 2/15/2031	55,000	49,824
ONEOK, Inc. 6.35%, 1/15/2031 (a)	50,000	54,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	80,000	81,001
Williams Cos., Inc. 2.60%, 3/15/2031	40,000	36,991
		221,966
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	$80,000	$75,345
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	36,018
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	22,707
COPT Defense Properties LP 2.75%, 4/15/2031	40,000	36,937
Essex Portfolio LP 2.55%, 6/15/2031	30,000	27,448
Extra Space Storage LP 5.90%, 1/15/2031 (a)	151,000	160,765
Highwoods Realty LP 2.60%, 2/1/2031	90,000	80,965
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	65,000	57,276
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	22,700
Store Capital LLC 4.95%, 2/11/2031 (c)	15,000	15,137
Tanger Properties LP 2.75%, 9/1/2031	20,000	18,296
Ventas Realty LP 2.50%, 9/1/2031	240,000	218,059
		771,653
RETAIL — 3.3%
AutoNation, Inc. 2.40%, 8/1/2031	300,000	269,715
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	60,000	55,735
Dollar Tree, Inc. 2.65%, 12/1/2031 (a)	50,000	45,714
Home Depot, Inc. 1.88%, 9/15/2031	70,000	62,494
Lowe's Cos., Inc. 2.63%, 4/1/2031	75,000	69,557
		503,215
SEMICONDUCTORS — 8.1%
Broadcom, Inc. 2.45%, 2/15/2031	265,000	244,926
Intel Corp.:
2.00%, 8/12/2031	190,000	168,325
5.00%, 2/21/2031	140,000	144,085
Micron Technology, Inc. 5.30%, 1/15/2031 (a)	646,000	678,559
		1,235,895
SOFTWARE — 2.5%
Oracle Corp.:
2.88%, 3/25/2031	175,000	159,066
4.95%, 2/4/2031	55,000	54,884

See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Salesforce, Inc. 1.95%, 7/15/2031	$75,000	$66,697
Synopsys, Inc. 5.00%, 4/1/2032 (a)	50,000	51,548
VMware LLC 2.20%, 8/15/2031	50,000	44,790
		376,985
TELECOMMUNICATIONS — 3.0%
AT&T, Inc. 2.75%, 6/1/2031	140,000	130,405
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	52,031
T-Mobile USA, Inc. 3.50%, 4/15/2031	220,000	212,401
Verizon Communications, Inc. 2.55%, 3/21/2031	60,000	55,502
		450,339
TRANSPORTATION — 0.8%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	35,000	31,859
Union Pacific Corp. 2.38%, 5/20/2031	100,000	92,401
		124,260
TOTAL CORPORATE BONDS & NOTES (Cost $14,784,983)		14,932,466
Shares
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	143,356	143,356
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,441,615	$1,441,615
TOTAL SHORT-TERM INVESTMENTS (Cost $1,584,971)		1,584,971
TOTAL INVESTMENTS — 108.5% (Cost $16,369,954)		16,517,437
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(1,300,949)
NET ASSETS — 100.0%		$15,216,488
(a)	All or a portion of the shares of the security are on loan at February 28, 2026.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$14,932,466	$—	$14,932,466
Short-Term Investments	1,584,971	—	—	1,584,971
TOTAL INVESTMENTS	$1,584,971	$14,932,466	$—	$16,517,437
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	61,370	$61,370	$507,024	$425,038	$—	$—	143,356	$143,356	$1,328
State Street Navigator Securities Lending Portfolio II	206,990	206,990	3,510,765	2,276,140	—	—	1,441,615	1,441,615	397
Total		$268,360	$4,017,789	$2,701,178	$—	$—		$1,584,971	$1,725
See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 0.7%
Howmet Aerospace, Inc. 4.85%, 10/15/2031	$50,000	$51,844
AGRICULTURE — 4.4%
BAT Capital Corp. 5.35%, 8/15/2032	125,000	131,229
Philip Morris International, Inc. 5.75%, 11/17/2032	190,000	204,892
		336,121
AUTO MANUFACTURERS — 2.7%
Ford Motor Co. 6.10%, 8/19/2032	70,000	73,174
General Motors Co. 5.60%, 10/15/2032	125,000	131,706
		204,880
BANKS — 5.4%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (a)	75,000	75,343
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (a)	50,000	50,918
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	75,000	69,539
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	51,018
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (a)	50,000	50,453
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (a)	50,000	46,038
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a)	75,000	70,429
		413,738
BEVERAGES — 0.9%
Constellation Brands, Inc. 4.75%, 5/9/2032 (b)	67,000	68,130
BIOTECHNOLOGY — 0.5%
Amgen, Inc. 3.35%, 2/22/2032	40,000	38,088
CHEMICALS — 0.6%
Ecolab, Inc. 2.13%, 2/1/2032	50,000	44,836
COMPUTERS — 3.2%
Apple, Inc. 3.35%, 8/8/2032 (b)	55,000	53,300
Security Description	Principal Amount	Value
International Business Machines Corp. 4.40%, 7/27/2032	$190,000	$189,994
		243,294
DISTRIBUTION & WHOLESALE — 0.3%
LKQ Corp. 6.25%, 6/15/2033	25,000	26,498
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Air Lease Corp. Series MTN, 2.88%, 1/15/2032	105,000	95,231
Capital One Financial Corp. 6.70%, 11/29/2032	30,000	33,364
Charles Schwab Corp. 2.90%, 3/3/2032	60,000	55,436
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	55,000	48,147
		232,178
ELECTRIC — 11.6%
AEP Texas, Inc. 4.70%, 5/15/2032	155,000	156,813
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	130,000	131,013
DTE Electric Co. Series A, 3.00%, 3/1/2032	75,000	70,313
Duke Energy Corp. 4.50%, 8/15/2032 (b)	100,000	100,802
Exelon Corp. 3.35%, 3/15/2032	100,000	94,535
Georgia Power Co. 4.70%, 5/15/2032	50,000	51,207
Pacific Gas & Electric Co. 5.90%, 6/15/2032	100,000	105,902
Southern California Edison Co. 5.95%, 11/1/2032	80,000	85,757
Southern Co. 5.70%, 10/15/2032	80,000	85,646
		881,988
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Emerson Electric Co. 6.00%, 8/15/2032	25,000	27,538
ELECTRONICS — 0.7%
Honeywell International, Inc. 4.75%, 2/1/2032	50,000	51,465
ENTERTAINMENT — 0.9%
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	76,000	69,827
ENVIRONMENTAL CONTROL — 0.3%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	23,599

See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 4.7%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 5/15/2032	$220,000	$200,264
Kraft Heinz Foods Co. 5.20%, 3/15/2032 (b)	100,000	103,595
McCormick & Co., Inc. 4.95%, 4/15/2033	50,000	51,265
		355,124
HEALTH CARE PRODUCTS — 0.3%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	25,940
HEALTH CARE SERVICES — 2.5%
HCA, Inc. 3.63%, 3/15/2032	130,000	123,721
UnitedHealth Group, Inc. 4.20%, 5/15/2032	65,000	64,696
		188,417
HOUSEHOLD PRODUCTS & WARES — 1.9%
Church & Dwight Co., Inc. 5.60%, 11/15/2032 (b)	135,000	145,319
INSURANCE — 3.7%
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	48,306
Corebridge Financial, Inc. 3.90%, 4/5/2032	105,000	99,730
Lincoln National Corp. 3.40%, 3/1/2032	80,000	73,708
Progressive Corp. 6.25%, 12/1/2032	50,000	55,539
		277,283
INTERNET — 2.2%
Amazon.com, Inc. 4.70%, 12/1/2032 (b)	130,000	134,416
Meta Platforms, Inc. 4.60%, 11/15/2032	30,000	30,501
		164,917
IRON/STEEL — 2.5%
ArcelorMittal SA 6.80%, 11/29/2032	130,000	147,417
Vale Overseas Ltd. 6.13%, 6/12/2033	40,000	43,067
		190,484
IT SERVICES — 2.8%
Leidos, Inc. 5.40%, 3/15/2032 (b)	130,000	135,524
NetApp, Inc. 5.50%, 3/17/2032	75,000	78,168
		213,692
Security Description	Principal Amount	Value
LEISURE TIME — 0.7%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	$50,000	$51,527
LODGING — 1.2%
Hyatt Hotels Corp. 5.75%, 3/30/2032	90,000	94,953
MACHINERY-DIVERSIFIED — 1.3%
Flowserve Corp. 2.80%, 1/15/2032	105,000	95,505
MEDIA — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	80,000	76,144
MINING — 0.7%
Glencore Funding LLC 2.63%, 9/23/2031 (c)	60,000	54,730
MISCELLANEOUS MANUFACTURER — 0.3%
Eaton Corp. 4.00%, 11/2/2032 (b)	25,000	24,815
OIL & GAS — 1.9%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	80,000	73,980
Occidental Petroleum Corp. 5.38%, 1/1/2032	65,000	67,666
		141,646
PACKAGING & CONTAINERS — 2.0%
Sonoco Products Co. 2.85%, 2/1/2032 (b)	110,000	100,912
WRKCo, Inc. 4.20%, 6/1/2032	50,000	49,078
		149,990
PHARMACEUTICALS — 2.9%
Becton Dickinson & Co. 4.30%, 8/22/2032	105,000	104,883
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	50,000	46,710
Zoetis, Inc. 5.60%, 11/16/2032	65,000	69,605
		221,198
PIPELINES — 3.4%
Cheniere Energy Partners LP 3.25%, 1/31/2032	80,000	74,610
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	50,884
ONEOK, Inc. 6.10%, 11/15/2032	75,000	80,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032 (b)	50,000	48,553
		255,008

See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE — 0.8%
CBRE Services, Inc. 4.90%, 1/15/2033	$60,000	$60,704
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	55,000	47,208
American Homes 4 Rent LP 3.63%, 4/15/2032 (b)	50,000	47,444
American Tower Corp. 4.05%, 3/15/2032	50,000	49,208
Extra Space Storage LP 2.35%, 3/15/2032	80,000	70,635
Simon Property Group LP 2.65%, 2/1/2032 (b)	80,000	72,930
		287,425
RETAIL — 3.4%
AutoNation, Inc. 3.85%, 3/1/2032 (b)	50,000	47,701
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (b)	125,000	116,114
Lowe's Cos., Inc. 3.75%, 4/1/2032	70,000	67,768
Starbucks Corp. 3.00%, 2/14/2032	30,000	28,007
		259,590
SEMICONDUCTORS — 7.9%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (b)	180,000	178,299
Broadcom, Inc. 4.30%, 11/15/2032	50,000	49,826
Intel Corp. 4.00%, 12/15/2032	50,000	48,298
Micron Technology, Inc.:
2.70%, 4/15/2032	150,000	137,106
5.65%, 11/1/2032	135,000	143,907
QUALCOMM, Inc. 4.25%, 5/20/2032	20,000	20,142
Texas Instruments, Inc. 3.65%, 8/16/2032	25,000	24,295
		601,873
SOFTWARE — 5.5%
Oracle Corp.:
5.35%, 5/4/2033	55,000	55,218
6.25%, 11/9/2032	150,000	158,422
Synopsys, Inc. 5.00%, 4/1/2032	80,000	82,478
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	75,000	73,150
VMware LLC 2.20%, 8/15/2031	50,000	44,790
		414,058
TELECOMMUNICATIONS — 4.3%
AT&T, Inc. 2.25%, 2/1/2032	130,000	116,120
Security Description	Principal Amount	Value
T-Mobile USA, Inc. 2.70%, 3/15/2032	$130,000	$118,360
Verizon Communications, Inc. 2.36%, 3/15/2032	100,000	89,225
		323,705
TRANSPORTATION — 0.6%
Norfolk Southern Corp. 3.00%, 3/15/2032	50,000	46,680
TRUCKING & LEASING — 0.3%
GATX Corp. 3.50%, 6/1/2032	25,000	23,660
TOTAL CORPORATE BONDS & NOTES (Cost $7,346,151)		7,458,411
	Shares
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	42,249	42,249
State Street Navigator Securities Lending Portfolio II (f) (g)	719,127	719,127
TOTAL SHORT-TERM INVESTMENTS (Cost $761,376)		761,376
TOTAL INVESTMENTS — 108.3% (Cost $8,107,527)		8,219,787
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(627,719)
NET ASSETS — 100.0%		$7,592,068
(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at February 28, 2026.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,458,411	$—	$7,458,411
Short-Term Investments	761,376	—	—	761,376
TOTAL INVESTMENTS	$761,376	$7,458,411	$—	$8,219,787
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	82,583	$82,583	$242,741	$283,075	$—	$—	42,249	$42,249	$1,682
State Street Navigator Securities Lending Portfolio II	574,158	574,158	3,239,675	3,094,706	—	—	719,127	719,127	664
Total		$656,741	$3,482,416	$3,377,781	$—	$—		$761,376	$2,346
See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 2.4%
Boeing Co. 6.13%, 2/15/2033 (a)	$50,000	$54,676
L3Harris Technologies, Inc. 5.40%, 7/31/2033	90,000	94,789
		149,465
AGRICULTURE — 2.8%
BAT Capital Corp. 4.63%, 3/22/2033	55,000	55,204
Philip Morris International, Inc. 5.38%, 2/15/2033	116,000	122,366
		177,570
AUTO MANUFACTURERS — 1.1%
General Motors Financial Co., Inc. 6.40%, 1/9/2033	65,000	70,738
BANKS — 8.1%
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (b)	105,000	109,008
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (b)	65,000	60,267
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (b)	65,000	66,323
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (b)	105,000	109,884
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	65,000	65,339
U.S. Bancorp Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	100,000	101,766
		512,587
BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	90,000	102,485
BIOTECHNOLOGY — 1.3%
Amgen, Inc. 5.25%, 3/2/2033	75,000	78,493
CHEMICALS — 1.4%
Dow Chemical Co. 6.30%, 3/15/2033	40,000	42,534
Eastman Chemical Co. 5.75%, 3/8/2033	40,000	42,528
		85,062
COMMERCIAL SERVICES — 1.5%
Verisk Analytics, Inc. 5.75%, 4/1/2033	89,000	94,287
Security Description	Principal Amount	Value
COMPUTERS — 1.8%
Leidos, Inc. 5.75%, 3/15/2033	$105,000	$111,624
COSMETICS/PERSONAL CARE — 0.7%
Kenvue, Inc. 4.90%, 3/22/2033	40,000	41,284
DISTRIBUTION & WHOLESALE — 0.7%
LKQ Corp. 6.25%, 6/15/2033	40,000	42,396
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Apollo Global Management, Inc. 6.38%, 11/15/2033	80,000	87,066
Capital One Financial Corp. 6.70%, 11/29/2032	45,000	50,046
		137,112
ELECTRIC — 14.3%
AEP Texas, Inc. 5.40%, 6/1/2033	100,000	104,018
Constellation Energy Generation LLC 5.80%, 3/1/2033	76,000	81,526
DTE Electric Co. 5.20%, 4/1/2033	80,000	83,688
Duke Energy Florida LLC 5.88%, 11/15/2033	135,000	146,605
Exelon Corp. 5.30%, 3/15/2033	112,000	117,182
Georgia Power Co. 4.95%, 5/17/2033 (a)	89,000	91,788
National Grid PLC 5.81%, 6/12/2033 (a)	112,000	119,693
Pacific Gas & Electric Co. 6.40%, 6/15/2033	65,000	70,797
Southern Co. 5.20%, 6/15/2033	84,000	87,033
		902,330
ELECTRONICS — 1.2%
Honeywell International, Inc. 5.00%, 2/15/2033	75,000	78,187
ENVIRONMENTAL CONTROL — 0.6%
Waste Connections, Inc. 4.20%, 1/15/2033	40,000	39,518
FOOD — 3.0%
Campbell's Co. 5.40%, 3/21/2034	60,000	61,340
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.75%, 4/1/2033	110,000	115,607
Pilgrim's Pride Corp. 6.25%, 7/1/2033	12,000	12,926
		189,873

See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.3%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033	$20,000	$20,869
HEALTH CARE SERVICES — 2.2%
HCA, Inc. 5.50%, 6/1/2033	65,000	68,071
UnitedHealth Group, Inc. 5.35%, 2/15/2033	65,000	68,232
		136,303
HOUSEHOLD PRODUCTS & WARES — 1.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032 (a)	65,000	69,969
INSURANCE — 4.4%
Allstate Corp. 5.35%, 6/1/2033	20,000	21,020
American International Group, Inc. 5.13%, 3/27/2033	68,000	70,169
Arthur J Gallagher & Co. 5.50%, 3/2/2033	40,000	41,730
Corebridge Financial, Inc. 6.05%, 9/15/2033	96,000	102,739
Progressive Corp. 4.95%, 6/15/2033	20,000	20,614
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	20,000	21,875
		278,147
INTERNET — 0.4%
Meta Platforms, Inc. 4.60%, 11/15/2032	25,000	25,418
IRON/STEEL — 1.5%
Vale Overseas Ltd. 6.13%, 6/12/2033	88,000	94,747
MACHINERY-DIVERSIFIED — 1.3%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	76,000	81,199
MEDIA — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	110,000	104,698
Comcast Corp. 4.80%, 5/15/2033	70,000	71,408
Fox Corp. 6.50%, 10/13/2033	52,000	57,011
Paramount Global 5.50%, 5/15/2033	5,000	4,505
		237,622
MINING — 1.5%
Glencore Funding LLC 5.70%, 5/8/2033 (c)	90,000	95,630
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.6%
Eaton Corp. 4.15%, 3/15/2033 (a)	$40,000	$39,859
OIL & GAS — 2.8%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	88,000	90,347
Diamondback Energy, Inc. 6.25%, 3/15/2033	40,000	43,708
Ovintiv, Inc. 6.25%, 7/15/2033	40,000	43,144
		177,199
OIL & GAS SERVICES — 1.2%
Schlumberger Holdings Corp. 4.85%, 5/15/2033 (c)	76,000	77,455
PHARMACEUTICALS — 6.4%
AbbVie, Inc. 5.05%, 3/15/2034	85,000	88,228
Becton Dickinson & Co. 5.11%, 2/8/2034	68,000	69,996
CVS Health Corp. 5.30%, 6/1/2033	97,000	100,490
Merck & Co., Inc. 6.50%, 12/1/2033	76,000	86,603
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033 (a)	60,000	61,244
		406,561
PIPELINES — 6.7%
Cheniere Energy Partners LP 5.95%, 6/30/2033	40,000	42,884
Enbridge, Inc. 5.70%, 3/8/2033	60,000	63,759
Energy Transfer LP:
5.75%, 2/15/2033	56,000	59,451
6.55%, 12/1/2033	72,000	79,746
Kinder Morgan, Inc. 5.20%, 6/1/2033	40,000	41,742
ONEOK, Inc. 6.05%, 9/1/2033 (a)	88,000	94,508
Targa Resources Corp. 6.13%, 3/15/2033	40,000	43,270
		425,360
REAL ESTATE — 1.0%
CBRE Services, Inc. 4.90%, 1/15/2033	60,000	60,704
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	68,000	56,494
American Tower Corp. 5.55%, 7/15/2033	36,000	37,984
COPT Defense Properties LP 2.90%, 12/1/2033	80,000	69,432

See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	$64,000	$66,112
		230,022
RETAIL — 1.7%
AutoZone, Inc. 5.20%, 8/1/2033	65,000	67,439
Lowe's Cos., Inc. 5.15%, 7/1/2033	40,000	41,531
		108,970
SEMICONDUCTORS — 6.1%
Broadcom, Inc. 3.42%, 4/15/2033	80,000	74,882
Intel Corp. 5.20%, 2/10/2033 (a)	65,000	66,948
Marvell Technology, Inc. 5.95%, 9/15/2033	61,000	65,475
Micron Technology, Inc.:
5.65%, 11/1/2032	28,000	29,847
5.88%, 9/15/2033	137,000	147,160
		384,312
SOFTWARE — 1.3%
Oracle Corp.:
4.90%, 2/6/2033	44,000	42,997
5.35%, 5/4/2033	40,000	40,159
		83,156
TELECOMMUNICATIONS — 4.1%
AT&T, Inc. 5.40%, 2/15/2034	110,000	115,236
T-Mobile USA, Inc. 5.05%, 7/15/2033	80,000	82,492
Verizon Communications, Inc. 5.05%, 5/9/2033	60,000	62,176
		259,904
TRANSPORTATION — 1.1%
United Parcel Service, Inc. 4.88%, 3/3/2033 (a)	65,000	67,777
TOTAL CORPORATE BONDS & NOTES (Cost $6,093,194)		6,174,194

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	52,392	$52,392
State Street Navigator Securities Lending Portfolio II (f) (g)	483,367	483,367
TOTAL SHORT-TERM INVESTMENTS (Cost $535,759)		535,759
TOTAL INVESTMENTS — 106.3% (Cost $6,628,953)		6,709,953
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(395,452)
NET ASSETS — 100.0%		$6,314,501
(a)	All or a portion of the shares of the security are on loan at February 28, 2026.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,174,194	$—	$6,174,194
Short-Term Investments	535,759	—	—	535,759
TOTAL INVESTMENTS	$535,759	$6,174,194	$—	$6,709,953
See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	109,029	$109,029	$270,474	$327,111	$—	$—	52,392	$52,392	$1,474
State Street Navigator Securities Lending Portfolio II	48,528	48,528	2,553,230	2,118,391	—	—	483,367	483,367	271
Total		$157,557	$2,823,704	$2,445,502	$—	$—		$535,759	$1,745
See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 2.3%
Boeing Co. 3.60%, 5/1/2034	$55,000	$50,727
L3Harris Technologies, Inc. 5.35%, 6/1/2034	65,000	67,870
RTX Corp. 6.10%, 3/15/2034	50,000	55,257
		173,854
AGRICULTURE — 2.8%
Imperial Brands Finance PLC 5.88%, 7/1/2034 (a)	200,000	211,616
APPAREL — 0.3%
Tapestry, Inc. 5.50%, 3/11/2035	25,000	25,919
AUTO MANUFACTURERS — 3.2%
General Motors Financial Co., Inc. 5.95%, 4/4/2034	230,000	244,055
BANKS — 4.8%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (b)	40,000	41,921
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (b)	40,000	41,652
Goldman Sachs Group, Inc. SOFR + 1.95%, 6.56%, 10/24/2034 (b)	50,000	55,735
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (b)	40,000	41,653
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (b)	50,000	52,250
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (b)	75,000	79,689
Wells Fargo & Co. SOFR + 1.78%, 5.50%, 1/23/2035 (b)	50,000	52,346
		365,246
BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	120,000	124,856
BIOTECHNOLOGY — 0.3%
Royalty Pharma PLC 5.40%, 9/2/2034	20,000	20,679
CHEMICALS — 1.6%
Dow Chemical Co. 4.25%, 10/1/2034	80,000	73,963
Security Description	Principal Amount	Value
Eastman Chemical Co. 5.63%, 2/20/2034	$45,000	$46,969
		120,932
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.25%, 6/5/2034	100,000	101,799
CONSTRUCTION MATERIALS — 2.2%
Carrier Global Corp. 5.90%, 3/15/2034	120,000	129,697
Owens Corning 5.70%, 6/15/2034	35,000	37,113
		166,810
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (b)	40,000	47,073
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (b)	50,000	53,683
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	70,000	73,300
		174,056
ELECTRIC — 12.8%
AEP Texas, Inc. 5.70%, 5/15/2034	70,000	74,070
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	55,000	57,112
Constellation Energy Generation LLC 6.13%, 1/15/2034	70,000	76,552
DTE Electric Co. 5.20%, 3/1/2034	135,000	141,147
Duke Energy Carolinas LLC 4.85%, 1/15/2034	95,000	96,980
Georgia Power Co. 5.25%, 3/15/2034	70,000	73,079
National Grid PLC 5.42%, 1/11/2034	70,000	73,097
Pacific Gas & Electric Co. 5.80%, 5/15/2034	95,000	100,027
PacifiCorp 5.45%, 2/15/2034	70,000	71,879
Southern California Edison Co. 5.20%, 6/1/2034	60,000	60,950
Southern Co. 5.70%, 3/15/2034	130,000	138,146
		963,039
ENVIRONMENTAL CONTROL — 1.1%
Republic Services, Inc. 5.20%, 11/15/2034	30,000	31,377
Waste Connections, Inc. 5.00%, 3/1/2034	50,000	51,623
		83,000

See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 4.2%
Campbell's Co. 5.40%, 3/21/2034	$70,000	$71,564
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.75%, 3/15/2034	50,000	55,692
Mars, Inc. 5.20%, 3/1/2035 (a)	100,000	103,584
Pilgrim's Pride Corp. 6.88%, 5/15/2034	30,000	33,615
Tyson Foods, Inc. 4.88%, 8/15/2034	50,000	50,604
		315,059
HEALTH CARE PRODUCTS — 1.3%
Solventum Corp. 5.60%, 3/23/2034 (c)	40,000	41,791
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	55,000	57,719
		99,510
HEALTH CARE SERVICES — 2.3%
HCA, Inc.:
5.45%, 9/15/2034	60,000	62,309
5.75%, 3/1/2035	30,000	31,762
UnitedHealth Group, Inc. 5.15%, 7/15/2034	80,000	82,626
		176,697
INSURANCE — 5.9%
Arch Capital Group Ltd. 7.35%, 5/1/2034 (c)	60,000	70,333
Arthur J Gallagher & Co. 5.45%, 7/15/2034	100,000	103,708
Brown & Brown, Inc. 5.65%, 6/11/2034	70,000	71,940
Corebridge Financial, Inc. 5.75%, 1/15/2034	80,000	82,686
Lincoln National Corp. 5.85%, 3/15/2034	45,000	46,566
MetLife, Inc. 5.30%, 12/15/2034 (c)	70,000	72,784
		448,017
INTERNET — 4.0%
Alphabet, Inc. 4.50%, 5/15/2035 (c)	100,000	100,626
Amazon.com, Inc. 4.80%, 12/5/2034	95,000	98,457
Expedia Group, Inc. 5.40%, 2/15/2035	25,000	25,237
Meta Platforms, Inc. 4.75%, 8/15/2034	75,000	76,196
		300,516
IRON/STEEL — 0.8%
ArcelorMittal SA 6.00%, 6/17/2034	55,000	59,556
Security Description	Principal Amount	Value
IT SERVICES — 0.7%
Leidos, Inc. 5.50%, 3/15/2035	$50,000	$52,135
LODGING — 1.0%
Las Vegas Sands Corp. 6.20%, 8/15/2034	70,000	73,920
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp. 5.80%, 3/21/2034	40,000	42,286
Ingersoll Rand, Inc. 5.45%, 6/15/2034	20,000	20,970
		63,256
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 6/1/2034	105,000	111,619
MINING — 1.0%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	50,000	52,715
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	25,000	26,126
		78,841
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp. 5.55%, 8/22/2034	40,000	40,274
OIL & GAS — 5.0%
BP Capital Markets America, Inc. 5.23%, 11/17/2034 (c)	100,000	104,650
Devon Energy Corp. 5.20%, 9/15/2034 (c)	50,000	51,270
Diamondback Energy, Inc. 5.40%, 4/18/2034	50,000	51,997
Occidental Petroleum Corp. 5.55%, 10/1/2034 (c)	55,000	57,367
Ovintiv, Inc. 6.50%, 8/15/2034	65,000	71,249
Suncor Energy, Inc. 5.95%, 12/1/2034	35,000	37,585
		374,118
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 5.65%, 1/15/2034	55,000	58,109
PHARMACEUTICALS — 5.3%
AbbVie, Inc. 5.05%, 3/15/2034	142,000	147,393
Astrazeneca Finance LLC 5.00%, 2/26/2034	40,000	41,614
Becton Dickinson & Co. 5.11%, 2/8/2034	20,000	20,587
CVS Health Corp. 5.70%, 6/1/2034	25,000	26,366

See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co. 4.60%, 8/14/2034	$50,000	$50,765
Novartis Capital Corp. 4.20%, 9/18/2034	115,000	114,056
		400,781
PIPELINES — 6.5%
Cheniere Energy Partners LP 5.75%, 8/15/2034	95,000	100,333
Enbridge, Inc. 5.63%, 4/5/2034	95,000	100,468
Energy Transfer LP 5.60%, 9/1/2034	110,000	114,982
Kinder Morgan, Inc. 5.30%, 12/1/2034	40,000	41,486
ONEOK, Inc. 5.05%, 11/1/2034	50,000	50,178
Targa Resources Corp. 6.50%, 3/30/2034	50,000	55,359
Williams Cos., Inc. 5.15%, 3/15/2034	25,000	25,620
		488,426
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	45,000	39,157
American Homes 4 Rent LP 5.50%, 7/15/2034	55,000	56,595
Brixmor Operating Partnership LP 5.50%, 2/15/2034	60,000	62,416
Extra Space Storage LP 5.40%, 2/1/2034	94,000	96,914
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	68,000	58,394
Regency Centers LP 5.25%, 1/15/2034	65,000	67,408
		380,884
RETAIL — 1.5%
AutoNation, Inc. 5.89%, 3/15/2035 (c)	35,000	36,509
AutoZone, Inc. 5.40%, 7/15/2034 (c)	70,000	73,094
		109,603
SEMICONDUCTORS — 4.7%
Broadcom, Inc. 3.47%, 4/15/2034 (c)	160,000	147,835
Intel Corp. 5.15%, 2/21/2034	25,000	25,523
KLA Corp. 5.65%, 11/1/2034	30,000	32,117
Marvell Technology, Inc. 5.95%, 9/15/2033	50,000	53,668
Micron Technology, Inc. 5.80%, 1/15/2035	90,000	96,368
		355,511
Security Description	Principal Amount	Value
SOFTWARE — 2.9%
Oracle Corp. 4.30%, 7/8/2034	$80,000	$73,127
Paychex, Inc. 5.60%, 4/15/2035	30,000	30,742
Synopsys, Inc. 5.15%, 4/1/2035 (c)	40,000	40,847
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	70,000	72,874
		217,590
TELECOMMUNICATIONS — 4.8%
AT&T, Inc. 5.40%, 2/15/2034	100,000	104,760
Cisco Systems, Inc. 5.05%, 2/26/2034	80,000	83,110
T-Mobile USA, Inc. 5.15%, 4/15/2034	120,000	123,827
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	48,931
		360,628
TRANSPORTATION — 0.6%
United Parcel Service, Inc. 5.15%, 5/22/2034	45,000	47,390
TOTAL CORPORATE BONDS & NOTES (Cost $7,219,572)		7,388,301
	Shares
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e)	43,990	43,990
State Street Navigator Securities Lending Portfolio II (f) (g)	639,542	639,542
TOTAL SHORT-TERM INVESTMENTS (Cost $683,532)		683,532
TOTAL INVESTMENTS — 107.1% (Cost $7,903,104)		8,071,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(535,254)
NET ASSETS — 100.0%		$7,536,579
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at February 28, 2026.

See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,388,301	$—	$7,388,301
Short-Term Investments	683,532	—	—	683,532
TOTAL INVESTMENTS	$683,532	$7,388,301	$—	$8,071,833
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	39,240	$39,240	$179,998	$175,248	$—	$—	43,990	$43,990	$721
State Street Navigator Securities Lending Portfolio II	261,818	261,818	3,956,475	3,578,751	—	—	639,542	639,542	712
Total		$301,058	$4,136,473	$3,753,999	$—	$—		$683,532	$1,433
See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 5.2%
Boeing Co. 3.30%, 3/1/2035	$75,000	$66,213
General Dynamics Corp. 4.95%, 8/15/2035	25,000	25,852
L3Harris Technologies, Inc. 4.85%, 4/27/2035	95,000	95,913
RTX Corp. 5.40%, 5/1/2035	130,000	138,486
		326,464
AGRICULTURE — 3.5%
BAT Capital Corp. 5.63%, 8/15/2035	105,000	110,696
Philip Morris International, Inc. 4.88%, 4/30/2035	105,000	106,613
		217,309
AUTO MANUFACTURERS — 1.7%
General Motors Co. 5.00%, 4/1/2035	80,000	79,423
Toyota Motor Corp. 5.05%, 6/30/2035	25,000	26,019
		105,442
BANKS — 3.3%
Goldman Sachs Group, Inc. SOFR + 1.38%, 5.54%, 1/28/2036 (a)	25,000	26,154
JPMorgan Chase & Co. SOFR + 1.68%, 5.57%, 4/22/2036 (a)	50,000	52,780
M&T Bank Corp. Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (a)	50,000	51,250
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (a)	25,000	26,419
Wells Fargo & Co. SOFR + 1.74%, 5.61%, 4/23/2036 (a)	50,000	52,614
		209,217
BEVERAGES — 2.0%
Anheuser-Busch InBev Worldwide, Inc. 5.88%, 6/15/2035	115,000	126,610
BIOTECHNOLOGY — 1.5%
Gilead Sciences, Inc. 4.60%, 9/1/2035	95,000	94,869
COMMERCIAL SERVICES — 1.1%
Verisk Analytics, Inc. 5.25%, 3/15/2035	70,000	71,106
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.8%
Carlisle Cos., Inc. 5.25%, 9/15/2035	$50,000	$51,600
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Charles Schwab Corp. SOFR + 2.01%, 6.14%, 8/24/2034 (a)	75,000	81,848
ELECTRIC — 14.0%
AEP Transmission Co. LLC 5.38%, 6/15/2035	126,000	131,553
Ameren Corp. 5.38%, 3/15/2035	45,000	46,473
CenterPoint Energy Houston Electric LLC Series AQ, 4.95%, 8/15/2035	55,000	55,876
Duke Energy Corp. 4.95%, 9/15/2035	70,000	70,162
Exelon Corp. 4.95%, 6/15/2035	126,000	126,199
FirstEnergy Transmission LLC 5.00%, 1/15/2035	126,000	127,660
Georgia Power Co. 5.20%, 3/15/2035	126,000	130,830
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	30,000	30,315
Pacific Gas & Electric Co. 6.00%, 8/15/2035	130,000	138,291
PacifiCorp 5.25%, 6/15/2035	25,000	25,089
		882,448
ELECTRICAL COMPONENTS & EQUIPMENT — 0.8%
Emerson Electric Co. 5.00%, 3/15/2035	50,000	51,732
FOOD — 5.1%
Campbell's Co. 4.75%, 3/23/2035	95,000	92,229
J.M. Smucker Co. 4.25%, 3/15/2035	100,000	95,789
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.95%, 4/20/2035	126,000	133,756
		321,774
GAS — 0.9%
Southern California Gas Co. 5.45%, 6/15/2035	55,000	57,852
HEALTH CARE PRODUCTS — 1.2%
Baxter International, Inc. 5.65%, 12/15/2035	25,000	25,426
Medtronic, Inc. 4.38%, 3/15/2035	25,000	24,727
Stryker Corp. 5.20%, 2/10/2035	25,000	25,935
		76,088

See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 2.9%
HCA, Inc. 5.75%, 3/1/2035	$80,000	$84,698
UnitedHealth Group, Inc. 5.30%, 6/15/2035	95,000	99,074
		183,772
HOME BUILDERS — 2.0%
PulteGroup, Inc. 6.00%, 2/15/2035	50,000	54,127
Toll Brothers Finance Corp. 5.60%, 6/15/2035	70,000	74,093
		128,220
INSURANCE — 2.5%
American International Group, Inc. 5.45%, 5/7/2035	50,000	52,147
Arthur J Gallagher & Co. 5.15%, 2/15/2035	50,000	50,694
Marsh & McLennan Cos., Inc. 5.00%, 3/15/2035	50,000	50,879
		153,720
INTERNET — 2.9%
Alphabet, Inc. 4.50%, 5/15/2035	25,000	25,156
Expedia Group, Inc. 5.40%, 2/15/2035	45,000	45,427
Meta Platforms, Inc. 4.75%, 8/15/2034	65,000	66,037
Uber Technologies, Inc. 4.80%, 9/15/2035	45,000	44,696
		181,316
IRON/STEEL — 0.4%
Nucor Corp. 5.10%, 6/1/2035	25,000	25,825
IT SERVICES — 4.8%
Apple, Inc. 4.75%, 5/12/2035	20,000	20,662
International Business Machines Corp. 5.20%, 2/10/2035	126,000	130,052
Leidos, Inc. 5.50%, 3/15/2035	75,000	78,203
NetApp, Inc. 5.70%, 3/17/2035	70,000	72,942
		301,859
LEISURE TIME — 0.4%
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	25,000	25,523
MEDIA — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/2035	135,000	140,952
Security Description	Principal Amount	Value
Comcast Corp. 6.50%, 11/15/2035	$25,000	$28,187
Walt Disney Co. 6.40%, 12/15/2035	15,000	17,050
		186,189
MINING — 1.3%
Glencore Funding LLC 5.67%, 4/1/2035 (b)	75,000	79,188
OIL & GAS — 3.9%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	75,000	78,488
Coterra Energy, Inc. 5.40%, 2/15/2035	65,000	67,037
Diamondback Energy, Inc. 5.55%, 4/1/2035	45,000	47,089
Ovintiv, Inc. 6.50%, 8/15/2034	45,000	49,326
		241,940
PACKAGING & CONTAINERS — 0.4%
Packaging Corp. of America 5.20%, 8/15/2035	25,000	25,622
PHARMACEUTICALS — 5.8%
AbbVie, Inc. 4.50%, 5/14/2035	140,000	138,730
CVS Health Corp. 4.88%, 7/20/2035	70,000	69,469
Eli Lilly & Co. 5.10%, 2/12/2035	95,000	99,064
Merck & Co., Inc. 4.95%, 9/15/2035	55,000	56,387
		363,650
PIPELINES — 5.0%
Energy Transfer LP 5.70%, 4/1/2035	80,000	84,060
Enterprise Products Operating LLC Series J, 5.75%, 3/1/2035	70,000	74,280
MPLX LP 5.40%, 9/15/2035	50,000	51,044
Targa Resources Corp. 5.55%, 8/15/2035	50,000	51,819
Williams Cos., Inc. 5.30%, 9/30/2035	50,000	51,326
		312,529
REAL ESTATE INVESTMENT TRUSTS — 2.7%
Alexandria Real Estate Equities, Inc. 5.50%, 10/1/2035	25,000	25,672
AvalonBay Communities, Inc. 5.00%, 8/1/2035	25,000	25,545
Mid-America Apartments LP 4.95%, 3/1/2035	25,000	25,378
Prologis LP 5.25%, 5/15/2035	45,000	46,818

See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Regency Centers LP 5.10%, 1/15/2035	$45,000	$45,999
		169,412
RETAIL — 2.0%
AutoNation, Inc. 5.89%, 3/15/2035	70,000	73,018
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	50,000	50,804
		123,822
SEMICONDUCTORS — 4.5%
Broadcom, Inc. 5.20%, 7/15/2035	105,000	108,521
Marvell Technology, Inc. 5.45%, 7/15/2035	70,000	72,708
Micron Technology, Inc. 6.05%, 11/1/2035	95,000	103,275
		284,504
SHIPBUILDING — 1.8%
Huntington Ingalls Industries, Inc. 5.75%, 1/15/2035	105,000	112,229
SOFTWARE — 4.4%
MSCI, Inc. 5.25%, 9/1/2035	70,000	70,020
Oracle Corp.:
5.50%, 8/3/2035	80,000	79,039
5.70%, 2/4/2036	55,000	55,018
Synopsys, Inc. 5.15%, 4/1/2035	70,000	71,482
		275,559
TELECOMMUNICATIONS — 3.3%
AT&T, Inc. 5.38%, 8/15/2035	126,000	130,767
T-Mobile USA, Inc. 5.30%, 5/15/2035	75,000	77,629
		208,396
TRANSPORTATION — 1.2%
Canadian Pacific Railway Co. 4.80%, 9/15/2035	25,000	25,376
Security Description	Principal Amount	Value
United Parcel Service, Inc. 5.25%, 5/14/2035	$50,000	$52,528
		77,904
TOTAL CORPORATE BONDS & NOTES (Cost $6,127,756)		6,135,538
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (c) (d) (Cost $62,217)	62,217	62,217
TOTAL INVESTMENTS — 98.6% (Cost $6,189,973)		6,197,755
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		88,407
NET ASSETS — 100.0%		$6,286,162
(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2026.
Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,135,538	$—	$6,135,538
Short-Term Investment	62,217	—	—	62,217
TOTAL INVESTMENTS	$62,217	$6,135,538	$—	$6,197,755
See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$260,509	$198,292	$—	$—	62,217	$62,217	$738
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 1.2%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/2027 (a)	$60,000	$60,008
AEROSPACE & DEFENSE — 1.8%
ATI, Inc. 5.88%, 12/1/2027	40,000	39,980
Moog, Inc. 4.25%, 12/15/2027 (a)	50,000	49,777
		89,757
AGRICULTURE — 1.0%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	49,998
AIRLINES — 1.9%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	45,000	45,422
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 7.88%, 5/1/2027 (a)	50,000	50,119
		95,541
AUTO MANUFACTURERS — 5.3%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	45,000	44,999
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a)	50,000	49,595
Nissan Motor Co. Ltd. 4.35%, 9/17/2027 (a)	175,000	173,654
		268,248
CHEMICALS — 4.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	50,000	49,950
Celanese U.S. Holdings LLC 7.17%, 7/15/2027	35,000	36,226
Herens Holdco SARL 4.75%, 5/15/2028 (a)	20,000	17,590
Methanex Corp. 5.13%, 10/15/2027	65,000	65,259
SNF Group SACA 3.13%, 3/15/2027 (a)	40,000	39,377
		208,402
COMMERCIAL SERVICES — 5.4%
Brink's Co. 4.63%, 10/15/2027 (a)	60,000	59,958
Covista, Inc. 5.50%, 3/1/2028 (a)	20,000	20,000
Korn Ferry 4.63%, 12/15/2027 (a)	45,000	44,861
Service Corp. International 4.63%, 12/15/2027	55,000	54,890
Security Description	Principal Amount	Value
Sotheby's 7.38%, 10/15/2027 (a)	$70,000	$69,517
United Rentals North America, Inc. 3.88%, 11/15/2027	20,000	19,856
		269,082
COMPUTERS — 0.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	20,000	19,353
CONSTRUCTION MATERIALS — 0.1%
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	5,000	4,991
DISTRIBUTION & WHOLESALE — 0.8%
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	20,000	19,800
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	20,000	20,342
		40,142
DIVERSIFIED FINANCIAL SERVICES — 1.8%
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	35,000	31,149
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	30,000	29,828
Navient Corp. 5.00%, 3/15/2027	30,000	29,502
		90,479
ELECTRIC — 1.7%
Calpine LLC 5.13%, 3/15/2028 (a)	30,000	30,002
XPLR Infrastructure Operating Partners LP 4.50%, 9/15/2027 (a)	55,000	54,747
		84,749
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	20,000	20,152
ENTERTAINMENT — 4.7%
Affinity Interactive 6.88%, 12/15/2027 (a)	35,000	21,501
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	40,000	40,017
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	130,000	129,887
Motion Bondco DAC 6.63%, 11/15/2027 (a)	45,000	42,453
		233,858
ENVIRONMENTAL CONTROL — 1.0%
Enviri Corp. 5.75%, 7/31/2027 (a)	50,000	50,093
FOOD — 1.1%
B&G Foods, Inc. 5.25%, 9/15/2027	55,000	53,389

See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.4%
Teleflex, Inc. 4.63%, 11/15/2027	$50,000	$49,679
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	20,000	20,383
		70,062
HEALTH CARE SERVICES — 3.3%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	60,000	59,873
Tenet Healthcare Corp. 5.13%, 11/1/2027	105,000	105,047
		164,920
HOME BUILDERS — 2.3%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	45,000	44,945
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	40,000	40,013
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	30,000	30,427
		115,385
HOUSEHOLD PRODUCTS — 0.8%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	20,000	19,958
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	20,000	19,987
		39,945
INSURANCE — 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	125,000	125,075
INTERNET — 8.2%
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/2027 (a)	50,000	49,044
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	75,000	75,716
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	60,000	59,732
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75%, 5/15/2028 (a)	20,000	18,699
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	50,000	49,965
Rakuten Group, Inc. 11.25%, 2/15/2027 (a)	150,000	158,686
		411,842
INVESTMENT COMPANY SECURITIES — 1.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	85,000	83,739
Security Description	Principal Amount	Value
IRON/STEEL — 1.2%
Mineral Resources Ltd. 8.00%, 11/1/2027 (a)	$60,000	$61,271
IT SERVICES — 0.5%
ASGN, Inc. 4.63%, 5/15/2028 (a)	20,000	19,397
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	5,000	5,004
		24,401
LEISURE TIME — 0.4%
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	20,000	19,965
LODGING — 3.8%
Boyd Gaming Corp. 4.75%, 12/1/2027	85,000	84,880
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	60,000	60,002
Travel & Leisure Co. 6.00%, 4/1/2027	45,000	45,554
		190,436
MACHINERY-DIVERSIFIED — 2.3%
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	115,000	114,848
MEDIA — 13.9%
CSC Holdings LLC 5.50%, 4/15/2027 (a)	75,000	63,451
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	100,000	100,195
Discovery Communications LLC 3.95%, 3/20/2028	75,000	74,584
DISH Network Corp. 11.75%, 11/15/2027 (a)	200,000	206,576
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	75,000	52,495
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	125,000	124,999
Sirius XM Radio LLC 5.00%, 8/1/2027 (a)	75,000	74,987
		697,287
MINING — 1.2%
Fortescue Treasury Pty. Ltd. 4.50%, 9/15/2027 (a)	60,000	59,943
OIL & GAS — 2.8%
EnQuest PLC 11.63%, 11/1/2027 (a)	50,000	50,609
Sunoco LP 5.88%, 7/15/2027 (a)	90,000	90,022
		140,631

See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	$20,000	$20,021
PACKAGING & CONTAINERS — 1.3%
Sealed Air Corp. 4.00%, 12/1/2027 (a)	45,000	44,884
Silgan Holdings, Inc. 4.13%, 2/1/2028	20,000	19,824
		64,708
PIPELINES — 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	20,000	19,989
Buckeye Partners LP 4.13%, 12/1/2027	45,000	44,743
NuStar Logistics LP 5.63%, 4/28/2027	55,000	55,520
		120,252
REAL ESTATE INVESTMENT TRUSTS — 6.8%
Brandywine Operating Partnership LP 3.95%, 11/15/2027	50,000	49,091
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	50,000	49,299
Hudson Pacific Properties LP 3.95%, 11/1/2027	45,000	42,908
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	85,000	84,959
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/2027	65,000	64,996
Service Properties Trust 5.50%, 12/15/2027	50,000	50,166
		341,419
RETAIL — 2.9%
Bath & Body Works, Inc. 5.25%, 2/1/2028	40,000	40,224
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	65,000	64,923
Nordstrom, Inc. 4.00%, 3/15/2027	40,000	39,636
		144,783
Security Description	Principal Amount	Value
SOFTWARE — 2.5%
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	$125,000	$124,892
TELECOMMUNICATIONS — 2.3%
Altice Financing SA 9.63%, 7/15/2027 (a)	25,000	18,682
Frontier Communications Holdings LLC 8.75%, 5/15/2030 (a)	30,000	30,921
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,000	4,007
Viasat, Inc. 5.63%, 4/15/2027 (a)	60,000	59,906
		113,516
TRUCKING & LEASING — 0.4%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	20,000	20,015
TOTAL CORPORATE BONDS & NOTES (Cost $4,918,433)		4,907,598
	Shares
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.67% (b) (c) (Cost $28,534)	28,534	28,534
TOTAL INVESTMENTS — 98.7% (Cost $4,946,967)		4,936,132
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		66,610
NET ASSETS — 100.0%		$5,002,742
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 72.4% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2026.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,907,598	$—	$4,907,598
Short-Term Investment	28,534	—	—	28,534
TOTAL INVESTMENTS	$28,534	$4,907,598	$—	$4,936,132
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$28,534	$—	$—	$—	28,534	$28,534	$6
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.8%
Lamar Media Corp. 3.75%, 2/15/2028	$40,000	$39,347
AEROSPACE & DEFENSE — 1.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	20,000	20,632
ATI, Inc. 5.88%, 12/1/2027	20,000	19,990
Moog, Inc. 4.25%, 12/15/2027 (a)	20,000	19,911
		60,533
AIRLINES — 0.7%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (a)	35,000	36,101
AUTO MANUFACTURERS — 3.9%
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	35,000	35,002
Nissan Motor Acceptance Co. LLC 7.05%, 9/15/2028 (a)	90,000	93,489
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	35,000	32,773
Wabash National Corp. 4.50%, 10/15/2028 (a)	35,000	32,289
		193,553
AUTO PARTS & EQUIPMENT — 2.4%
Tenneco, Inc. 8.00%, 11/17/2028 (a)	80,000	80,001
ZF North America Capital, Inc. 6.88%, 4/14/2028 (a)	40,000	41,345
		121,346
CHEMICALS — 5.8%
Chemours Co. 5.75%, 11/15/2028 (a)	45,000	45,309
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	30,000	25,235
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	35,000	34,970
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	45,000	44,232
Herens Holdco SARL 4.75%, 5/15/2028 (a)	30,000	26,385
INEOS Finance PLC 7.50%, 4/15/2029 (a)	25,000	22,284
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a)	10,000	8,575
Ingevity Corp. 3.88%, 11/1/2028 (a)	40,000	39,023
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	35,000	34,868
Security Description	Principal Amount	Value
Tronox, Inc. 4.63%, 3/15/2029 (a)	$10,000	$7,751
		288,632
COMMERCIAL SERVICES — 4.3%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	50,000	46,785
CoreCivic, Inc. 8.25%, 4/15/2029	20,000	20,768
Covista, Inc. 5.50%, 3/1/2028 (a)	35,000	35,000
Deluxe Corp. 8.00%, 6/1/2029 (a)	20,000	20,250
GEO Group, Inc. 8.63%, 4/15/2029	20,000	20,832
United Rentals North America, Inc. 4.88%, 1/15/2028	70,000	69,952
		213,587
COMPUTERS — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	35,000	33,867
CONSTRUCTION MATERIALS — 2.3%
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	30,000	29,947
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	35,000	34,998
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	50,000	49,876
		114,821
DISTRIBUTION & WHOLESALE — 1.4%
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	35,000	34,650
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	35,000	35,599
		70,249
DIVERSIFIED FINANCIAL SERVICES — 5.4%
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	35,000	34,806
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	25,000	23,842
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	40,000	41,815
Enova International, Inc. 11.25%, 12/15/2028 (a)	30,000	31,711
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	50,000	47,797
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	35,000	31,150
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	30,000	29,828
PRA Group, Inc. 8.38%, 2/1/2028 (a)	30,000	30,207
		271,156

See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 2.8%
Calpine LLC 5.13%, 3/15/2028 (a)	$30,000	$30,002
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	40,000	39,530
PG&E Corp. 5.00%, 7/1/2028	50,000	49,877
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	20,000	20,726
		140,135
ELECTRICAL COMPONENTS & EQUIPMENT — 1.2%
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	60,000	60,455
ENGINEERING & CONSTRUCTION — 1.4%
Fluor Corp. 4.25%, 9/15/2028	35,000	34,736
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	35,000	34,542
		69,278
ENTERTAINMENT — 1.7%
Affinity Interactive 6.88%, 12/15/2027 (a)	10,000	6,143
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	45,000	45,004
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	35,000	34,474
		85,621
FOOD — 3.5%
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	45,000	43,661
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	35,000	33,095
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	35,000	34,851
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	35,000	35,034
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	30,000	30,069
		176,710
FOREST PRODUCTS & PAPER — 0.3%
Mercer International, Inc. 12.88%, 10/1/2028 (a)	20,000	13,911
GAS — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	35,000	36,146
HEALTH CARE PRODUCTS — 2.6%
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	65,000	67,542
Security Description	Principal Amount	Value
Hologic, Inc. 4.63%, 2/1/2028 (a)	$30,000	$29,977
Teleflex, Inc. 4.25%, 6/1/2028 (a)	35,000	34,491
		132,010
HEALTH CARE SERVICES — 3.5%
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	35,000	34,478
Encompass Health Corp. 4.50%, 2/1/2028	45,000	44,808
Tenet Healthcare Corp. 6.13%, 10/1/2028	95,000	95,250
		174,536
HOME BUILDERS — 2.5%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	30,000	31,196
M/I Homes, Inc. 4.95%, 2/1/2028	30,000	29,795
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	35,000	34,857
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	30,000	30,427
		126,275
HOUSEHOLD PRODUCTS — 1.5%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	45,000	44,907
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	30,000	29,980
		74,887
INSURANCE — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 4/15/2028 (a)	60,000	60,650
INTERNET — 3.9%
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	55,000	51,861
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	25,000	25,000
Cars.com, Inc. 6.38%, 11/1/2028 (a)	35,000	34,250
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75%, 5/15/2028 (a)	55,000	51,423
Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	35,000	34,592
		197,126
IRON/STEEL — 0.9%
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	40,000	42,677

See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.8%
ASGN, Inc. 4.63%, 5/15/2028 (a)	$40,000	$38,794
LEISURE TIME — 0.8%
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	40,000	39,930
MACHINERY-DIVERSIFIED — 1.7%
ATS Corp. 4.13%, 12/15/2028 (a)	30,000	29,317
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	35,000	37,040
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	20,000	19,974
		86,331
MEDIA — 6.0%
Discovery Communications LLC 3.95%, 3/20/2028	60,000	59,667
DISH DBS Corp. 5.75%, 12/1/2028 (a)	130,000	125,909
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	45,000	44,979
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	50,000	49,751
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	20,000	19,444
		299,750
MISCELLANEOUS MANUFACTURER — 2.0%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	45,000	46,796
Entegris, Inc. 4.38%, 4/15/2028 (a)	10,000	9,905
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	40,000	41,190
		97,891
OIL & GAS — 2.2%
Matador Resources Co. 6.00%, 4/15/2034 (a) (b)	15,000	15,018
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	45,000	44,766
Sunoco LP/Sunoco Finance Corp. 5.88%, 3/15/2028	50,000	50,004
		109,788
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	45,000	45,048
PACKAGING & CONTAINERS — 4.1%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	35,000	34,931
Security Description	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	$20,000	$20,177
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	25,000	22,882
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	45,000	45,637
Silgan Holdings, Inc. 4.13%, 2/1/2028	40,000	39,649
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	40,000	41,059
		204,335
PHARMACEUTICALS — 2.3%
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	10,000	6,353
Bausch Health Cos., Inc. 5.00%, 1/30/2028 (a)	75,000	65,580
Elanco Animal Health, Inc. 6.65%, 8/28/2028	40,000	41,548
		113,481
PIPELINES — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	40,000	39,978
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	30,000	30,153
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	45,000	45,580
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	60,000	60,018
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	30,000	31,186
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 1/15/2028 (a)	45,000	44,967
		251,882
REAL ESTATE — 0.8%
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	45,000	42,110
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Arbor Realty SR, Inc. 8.50%, 12/15/2028 (a)	30,000	29,252
Hudson Pacific Properties LP 5.95%, 2/15/2028	30,000	28,838
Iron Mountain, Inc. 5.25%, 3/15/2028 (a)	60,000	59,933

See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 7/15/2028 (a)	$30,000	$30,820
		148,843
RETAIL — 2.9%
1011778 BC ULC/New Red Finance, Inc. 3.88%, 1/15/2028 (a)	75,000	74,063
Bath & Body Works, Inc. 5.25%, 2/1/2028	35,000	35,196
FirstCash, Inc. 4.63%, 9/1/2028 (a)	35,000	34,595
		143,854
SEMICONDUCTORS — 0.8%
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	40,000	39,155
SOFTWARE — 2.4%
Open Text Corp. 3.88%, 2/15/2028 (a)	50,000	47,699
PTC, Inc. 4.00%, 2/15/2028 (a)	35,000	34,364
Rocket Software, Inc. 9.00%, 11/28/2028 (a)	40,000	39,107
		121,170
TELECOMMUNICATIONS — 4.4%
Altice Financing SA 5.00%, 1/15/2028 (a)	50,000	35,265
Frontier Communications Holdings LLC 8.75%, 5/15/2030 (a)	30,000	30,921
GCI LLC 4.75%, 10/15/2028 (a)	40,000	39,327
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	40,000	32,059
Iliad Holding SAS 7.00%, 10/15/2028 (a)	45,000	45,515
Security Description	Principal Amount	Value
Viasat, Inc. 6.50%, 7/15/2028 (a)	$35,000	$34,573
		217,660
TRUCKING & LEASING — 1.0%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	50,000	50,037
TOTAL CORPORATE BONDS & NOTES (Cost $4,896,385)		4,883,668
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.67% (c) (d) (Cost $50,537)	50,537	50,537
TOTAL INVESTMENTS — 98.7% (Cost $4,946,922)		4,934,205
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		66,867
NET ASSETS — 100.0%		$5,001,072
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 81.8% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2026.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,883,668	$—	$4,883,668
Short-Term Investment	50,537	—	—	50,537
TOTAL INVESTMENTS	$50,537	$4,883,668	$—	$4,934,205
See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$50,537	$—	$—	$—	50,537	$50,537	$—
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 2.5%
Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	$40,000	$40,292
CMG Media Corp. 8.88%, 6/18/2029 (a)	20,000	17,563
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	65,000	65,197
		123,052
AEROSPACE & DEFENSE — 0.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	30,000	30,949
AIRLINES — 0.9%
OneSky Flight LLC 8.88%, 12/15/2029 (a)	25,000	26,598
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 2/1/2030 (a)	20,000	18,609
		45,207
APPAREL — 0.6%
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	30,000	28,582
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	30,000	30,305
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	15,000	14,046
		44,351
AUTO PARTS & EQUIPMENT — 1.5%
IHO Verwaltungs GmbH 6.38%, 5/15/2029 (a)	25,000	25,302
Phinia, Inc. 6.75%, 4/15/2029 (a)	30,000	31,038
Tenneco, Inc. 8.00%, 11/17/2028 (a)	20,000	20,000
		76,340
CHEMICALS — 4.2%
INEOS Finance PLC 7.50%, 4/15/2029 (a)	25,000	22,284
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a)	15,000	12,863
Methanex Corp. 5.25%, 12/15/2029	30,000	30,232
Olympus Water U.S. Holding Corp. 6.25%, 10/1/2029 (a)	25,000	24,545
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	25,000	26,635
SCIH Salt Holdings, Inc. 6.63%, 5/1/2029 (a)	30,000	29,931
Tronox, Inc. 4.63%, 3/15/2029 (a)	30,000	23,254
Security Description	Principal Amount	Value
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	$40,000	$38,324
		208,068
COAL — 0.9%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	25,000	26,343
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	20,000	18,529
		44,872
COMMERCIAL SERVICES — 5.6%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	25,000	23,698
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	25,000	23,910
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	30,000	24,650
CoreCivic, Inc. 8.25%, 4/15/2029	30,000	31,152
Deluxe Corp. 8.13%, 9/15/2029 (a)	35,000	36,703
GEO Group, Inc. 8.63%, 4/15/2029	30,000	31,248
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	5,000	4,998
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	30,000	29,453
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	45,000	46,361
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	30,000	26,930
		279,103
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Enova International, Inc. 9.13%, 8/1/2029 (a)	30,000	31,583
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	40,000	41,775
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	30,000	29,828
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	25,000	24,297
		127,483
ELECTRIC — 2.8%
Calpine LLC 5.13%, 3/15/2028 (a)	30,000	30,002
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	25,000	23,550
NRG Energy, Inc. 3.38%, 2/15/2029 (a)	55,000	52,984

See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	$30,000	$31,089
		137,625
ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
WESCO Distribution, Inc. 6.38%, 3/15/2029 (a)	35,000	35,995
ELECTRONICS — 1.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	35,000	35,041
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	30,000	29,110
		64,151
ENGINEERING & CONSTRUCTION — 1.7%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	30,000	29,545
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	25,000	25,000
TopBuild Corp. 3.63%, 3/15/2029 (a)	30,000	29,023
		83,568
ENTERTAINMENT — 1.6%
Brightstar Lottery PLC 5.25%, 1/15/2029 (a)	35,000	34,865
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	30,000	30,492
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	20,000	14,336
		79,693
ENVIRONMENTAL CONTROL — 0.5%
Madison IAQ LLC 5.88%, 6/30/2029 (a)	25,000	24,946
FOOD — 1.9%
Chobani Holdco II LLC 8.75%, 10/1/2029 (a)	25,000	26,844
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	35,000	33,707
U.S. Foods, Inc. 4.75%, 2/15/2029 (a)	35,000	34,818
		95,369
FOREST PRODUCTS & PAPER — 0.3%
Mercer International, Inc. 5.13%, 2/1/2029	25,000	15,469
HEALTH CARE SERVICES — 4.3%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	25,000	24,088
Security Description	Principal Amount	Value
Kedrion SpA 6.50%, 9/1/2029 (a)	$35,000	$34,178
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	30,000	29,291
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	45,000	47,034
Tenet Healthcare Corp. 4.25%, 6/1/2029	45,000	44,262
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	35,000	35,009
		213,862
HOME BUILDERS — 1.2%
Century Communities, Inc. 3.88%, 8/15/2029 (a)	30,000	28,598
Empire Communities Corp. 9.75%, 5/1/2029 (a)	30,000	30,937
		59,535
HOME FURNISHINGS — 0.7%
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	35,000	34,048
HOUSEHOLD PRODUCTS — 0.6%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	30,000	28,950
HOUSEHOLD PRODUCTS & WARES — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	30,000	27,587
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	25,000	20,572
INSURANCE — 3.2%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	65,000	61,879
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 5.88%, 11/1/2029 (a)	30,000	29,316
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	30,000	29,063
HUB International Ltd. 5.63%, 12/1/2029 (a)	30,000	29,540
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	10,000	10,376
		160,174
INTERNET — 3.4%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	20,000	19,571
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	35,000	32,684
ION Platform Finance U.S., Inc./ION Platform Finance SARL 8.75%, 5/1/2029 (a)	45,000	41,837

See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Match Group Holdings II LLC 5.63%, 2/15/2029 (a)	$25,000	$24,935
Rakuten Group, Inc. 11.25%, 2/15/2027 (a)	50,000	52,895
		171,922
INVESTMENT COMPANY SECURITIES — 1.9%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	40,000	37,477
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.75%, 1/15/2029	60,000	59,066
		96,543
IRON/STEEL — 0.4%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	20,000	18,321
IT SERVICES — 2.5%
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	40,000	42,911
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	50,000	49,841
Seagate Data Storage Technology Pte. Ltd. 4.09%, 6/1/2029 (a)	35,000	34,290
		127,042
LEISURE TIME — 1.0%
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	20,000	14,847
Viking Cruises Ltd. 7.00%, 2/15/2029 (a)	35,000	35,050
		49,897
LODGING — 2.7%
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	30,000	31,054
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	40,000	40,934
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a)	35,000	34,171
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	30,000	29,391
		135,550
MACHINERY, CONSTRUCTION & MINING — 1.1%
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	25,000	24,468
Terex Corp. 5.00%, 5/15/2029 (a)	30,000	29,980
		54,448
MACHINERY-DIVERSIFIED — 1.2%
Esab Corp. 6.25%, 4/15/2029 (a)	30,000	30,794
Security Description	Principal Amount	Value
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	$30,000	$29,144
		59,938
MEDIA — 4.2%
CSC Holdings LLC 6.50%, 2/1/2029 (a)	15,000	9,467
Discovery Communications LLC 4.13%, 5/15/2029	55,000	54,450
DISH DBS Corp. 5.13%, 6/1/2029	45,000	40,059
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a)	25,000	16,956
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	30,000	29,812
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	45,000	43,750
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	15,000	13,018
		207,512
METAL FABRICATE & HARDWARE — 1.5%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	20,000	20,356
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	30,000	29,613
TMS International Corp. 6.25%, 4/15/2029 (a)	25,000	24,648
		74,617
MINING — 1.6%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a)	30,000	29,502
Constellium SE 3.75%, 4/15/2029 (a)	30,000	29,068
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	20,000	20,697
		79,267
MISCELLANEOUS MANUFACTURER — 0.8%
Entegris, Inc. 4.75%, 4/15/2029 (a)	40,000	40,048
OFFICE FURNISHINGS — 0.5%
HNI Corp. 5.13%, 1/18/2029 (a)	25,000	24,594
OIL & GAS — 4.7%
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	30,000	31,557
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	30,000	30,415
Sunoco LP 7.00%, 5/1/2029 (a)	60,000	62,254
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	30,000	29,648
Transocean International Ltd. 8.25%, 5/15/2029 (a)	35,000	36,435

See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	$20,000	$20,203
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	25,000	24,987
		235,499
OIL & GAS SERVICES — 0.6%
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	30,000	31,085
PACKAGING & CONTAINERS — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (a)	40,000	38,149
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	30,000	30,266
TriMas Corp. 4.13%, 4/15/2029 (a)	25,000	24,144
		92,559
PHARMACEUTICALS — 2.6%
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	15,000	9,530
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	40,000	31,833
HLF Financing SARL LLC/Herbalife International, Inc. 12.25%, 4/15/2029 (a)	40,000	42,738
Jazz Securities DAC 4.38%, 1/15/2029 (a)	45,000	44,368
		128,469
PIPELINES — 3.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	40,000	41,790
Excelerate Energy LP 8.00%, 5/15/2030 (a)	20,000	21,201
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	25,000	25,253
ITT Holdings LLC 6.50%, 8/1/2029 (a)	40,000	38,876
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	35,000	36,288
		163,408
REAL ESTATE — 0.6%
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	30,000	28,580
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Brandywine Operating Partnership LP 8.88%, 4/12/2029	35,000	37,197
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	55,000	54,479
Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/2029 (a)	$30,000	$29,591
Service Properties Trust 8.38%, 6/15/2029	35,000	36,857
		158,124
RETAIL — 5.3%
Arko Corp. 5.13%, 11/15/2029 (a)	25,000	22,297
Bath & Body Works, Inc. 7.50%, 6/15/2029	30,000	30,543
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/2029 (a)	5,000	4,832
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (a)	40,000	38,815
FirstCash, Inc. 4.63%, 9/1/2028 (a)	20,000	19,769
Gap, Inc. 3.63%, 10/1/2029 (a)	35,000	33,276
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 11.50%, 8/15/2029 (a)	35,000	35,752
Staples, Inc. 10.75%, 9/1/2029 (a)	55,000	50,656
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	30,000	29,258
		265,198
SOFTWARE — 5.4%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	35,000	22,408
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	75,000	73,541
9.00%, 9/30/2029 (a)	75,000	73,087
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	20,000	16,666
Elastic NV 4.13%, 7/15/2029 (a)	30,000	28,405
Rocket Software, Inc. 9.00%, 11/28/2028 (a)	30,000	29,330
Twilio, Inc. 3.63%, 3/15/2029	30,000	28,858
		272,295
TELECOMMUNICATIONS — 5.9%
Altice France SA 9.50%, 11/1/2029 (a)	45,000	45,669
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	20,000	21,218
EchoStar Corp. 10.75%, 11/30/2029	110,000	120,138

See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Frontier Communications Holdings LLC 8.75%, 5/15/2030 (a)	$30,000	$30,921
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	40,000	38,926
Zegona Finance PLC 8.63%, 7/15/2029 (a)	35,000	36,984
		293,856
TOTAL CORPORATE BONDS & NOTES (Cost $4,918,850)		4,898,323
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.67% (b) (c) (Cost $46,408)	46,408	46,408
TOTAL INVESTMENTS — 99.0% (Cost $4,965,258)		4,944,731
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		49,895
NET ASSETS — 100.0%		$4,994,626

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 86.4% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2026.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,898,323	$—	$4,898,323
Short-Term Investment	46,408	—	—	46,408
TOTAL INVESTMENTS	$46,408	$4,898,323	$—	$4,944,731
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$46,408	$—	$—	$—	46,408	$46,408	$—
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.5%
Lamar Media Corp. 4.00%, 2/15/2030	$25,000	$24,215
AEROSPACE & DEFENSE — 1.3%
ATI, Inc. 7.25%, 8/15/2030	25,000	26,177
Bombardier, Inc. 8.75%, 11/15/2030 (a)	35,000	37,484
		63,661
AGRICULTURE — 0.8%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	40,000	40,533
AIRLINES — 0.7%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 2/1/2030 (a)	40,000	37,217
APPAREL — 0.4%
William Carter Co. 7.38%, 2/15/2031 (a)	20,000	20,579
AUTO MANUFACTURERS — 2.7%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	20,000	19,004
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (a)	120,000	114,115
		133,119
AUTO PARTS & EQUIPMENT — 2.2%
Forvia SE 8.00%, 6/15/2030 (a)	30,000	31,981
IHO Verwaltungs GmbH 7.75%, 11/15/2030 (a)	30,000	31,531
ZF North America Capital, Inc. 7.13%, 4/14/2030 (a)	45,000	46,122
		109,634
BANKS — 0.7%
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	30,000	32,637
CHEMICALS — 2.6%
Celanese U.S. Holdings LLC 6.50%, 4/15/2030	55,000	56,245
Huntsman International LLC 2.95%, 6/15/2031	15,000	12,906
Olin Corp. 5.00%, 2/1/2030	30,000	29,178
SNF Group SACA 3.38%, 3/15/2030 (a)	10,000	9,434
Tronox, Inc. 9.13%, 9/30/2030 (a)	20,000	19,711
		127,474
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 3.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	$45,000	$47,099
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	20,000	19,635
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	30,000	31,307
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	40,000	42,868
VT Topco, Inc. 8.50%, 8/15/2030 (a)	30,000	29,825
		170,734
CONSTRUCTION MATERIALS — 2.7%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	30,000	29,878
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a)	30,000	30,013
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	30,000	28,086
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	50,000	48,247
		136,224
DISTRIBUTION & WHOLESALE — 0.7%
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	35,000	36,714
DIVERSIFIED FINANCIAL SERVICES — 5.5%
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	15,000	13,614
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a)	30,000	29,094
Credit Acceptance Corp. 6.63%, 3/15/2030 (a)	30,000	29,877
Encore Capital Group, Inc. 8.50%, 5/15/2030 (a)	30,000	32,107
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (a)	30,000	31,449
LFS Topco LLC 8.75%, 7/15/2030 (a)	20,000	19,448
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	30,000	29,828
Navient Corp. 9.38%, 7/25/2030	25,000	25,304
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	15,000	14,579
PRA Group, Inc. 8.88%, 1/31/2030 (a)	20,000	20,350
Rfna LP 7.88%, 2/15/2030 (a)	30,000	29,869
		275,519
ELECTRIC — 2.4%
Calpine LLC 5.13%, 3/15/2028 (a)	30,000	30,002

See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	$30,000	$30,998
PG&E Corp. 5.25%, 7/1/2030	40,000	40,052
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	20,000	20,726
		121,778
ENGINEERING & CONSTRUCTION — 0.8%
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	40,000	37,356
ENTERTAINMENT — 0.6%
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	25,000	24,134
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	10,000	7,168
		31,302
FOOD — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.88%, 2/15/2030 (a)	40,000	39,672
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	40,000	38,772
		78,444
HEALTH CARE PRODUCTS — 0.6%
Embecta Corp. 5.00%, 2/15/2030 (a)	30,000	28,199
HEALTH CARE SERVICES — 7.6%
CHS/Community Health Systems, Inc. 6.13%, 4/1/2030 (a)	50,000	44,187
DaVita, Inc. 4.63%, 6/1/2030 (a)	75,000	73,414
Encompass Health Corp. 4.75%, 2/1/2030	35,000	34,819
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	25,000	23,818
Kedrion SpA 6.50%, 9/1/2029 (a)	20,000	19,530
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	35,000	25,716
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	40,000	39,908
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	30,000	29,825
Tenet Healthcare Corp. 4.38%, 1/15/2030	90,000	88,342
		379,559
Security Description	Principal Amount	Value
HOME BUILDERS — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	$30,000	$28,644
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (a)	30,000	28,220
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	30,000	29,313
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	30,000	30,266
		116,443
HOME FURNISHINGS — 0.5%
FXI Holdings, Inc. 11.00%, 11/15/2030 (a)	25,000	23,349
HOUSEWARES — 0.6%
Central Garden & Pet Co. 4.13%, 10/15/2030	30,000	28,946
INSURANCE — 3.5%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (a)	40,000	40,713
HUB International Ltd. 7.25%, 6/15/2030 (a)	85,000	87,661
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	25,000	25,941
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	20,000	18,699
		173,014
INTERNET — 2.4%
Gen Digital, Inc. 7.13%, 9/30/2030 (a)	30,000	30,433
Getty Images, Inc. 10.50%, 11/15/2030 (a)	30,000	26,538
ION Platform Finance U.S., Inc./ION Platform Finance SARL 9.00%, 8/1/2029 (a)	10,000	9,288
Match Group Holdings II LLC 4.13%, 8/1/2030 (a)	30,000	28,505
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	30,000	27,005
		121,769
INVESTMENT COMPANY SECURITIES — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%, 6/15/2030	25,000	23,714
IT SERVICES — 1.5%
CACI International, Inc. Series MAR, 6.38%, 6/15/2033 (a) (b)	8,000	8,243
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	40,000	42,194

See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030 (a)	$25,000	$25,698
		76,135
LEISURE TIME — 1.2%
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	25,000	26,199
Sabre GLBL, Inc. 10.75%, 3/15/2030 (a)	45,000	32,616
		58,815
LODGING — 1.3%
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	40,000	40,035
Travel & Leisure Co. 4.63%, 3/1/2030 (a)	25,000	24,411
		64,446
MACHINERY-DIVERSIFIED — 0.6%
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	30,000	30,747
MEDIA — 6.8%
Block Communications, Inc. 10.25%, 3/1/2031 (a)	10,000	9,195
Cable One, Inc. 4.00%, 11/15/2030 (a)	20,000	13,823
CSC Holdings LLC 4.13%, 12/1/2030 (a)	110,000	67,709
Directv Financing LLC 8.88%, 2/1/2030 (a)	65,000	65,049
Discovery Communications LLC 3.63%, 5/15/2030	40,000	38,787
iHeartCommunications, Inc. 10.88%, 5/1/2030 (a)	30,000	22,229
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a)	10,000	6,782
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	20,000	19,875
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	55,000	50,160
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	15,000	13,018
Ziggo BV 4.88%, 1/15/2030 (a)	35,000	32,966
		339,593
METAL FABRICATE & HARDWARE — 1.3%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	30,000	30,534
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	25,000	25,893
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	10,000	9,871
		66,298
Security Description	Principal Amount	Value
MINING — 3.1%
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	$30,000	$31,062
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	25,000	25,872
Novelis Corp. 6.88%, 1/30/2030 (a)	65,000	67,098
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	30,000	31,747
		155,779
MISCELLANEOUS MANUFACTURER — 0.7%
Entegris, Inc. 5.95%, 6/15/2030 (a)	35,000	35,703
OIL & GAS — 6.8%
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	30,000	30,537
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	35,000	37,172
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 4/15/2030 (a)	30,000	29,574
Noble Finance II LLC 8.00%, 4/15/2030 (a)	45,000	46,851
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 3/15/2030 (a)	45,000	47,716
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	30,000	31,462
Sunoco LP/Sunoco Finance Corp. 4.50%, 4/30/2030	50,000	48,944
Valaris Ltd. 8.38%, 4/30/2030 (a)	40,000	41,939
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	25,000	25,254
		339,449
OIL & GAS SERVICES — 2.4%
CHC Group LLC 11.75%, 9/1/2030 (a)	20,000	19,726
SESI LLC 7.88%, 9/30/2030 (a)	35,000	35,736
TGS ASA 8.50%, 1/15/2030 (a)	30,000	31,681
Tidewater, Inc. 9.13%, 7/15/2030 (a)	30,000	32,380
		119,523
PACKAGING & CONTAINERS — 5.9%
Ardagh Group SA 9.50%, 12/1/2030 (a)	70,000	75,815
Ball Corp. 2.88%, 8/15/2030	45,000	41,855
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (a)	25,000	25,745
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (a)	50,000	49,939

See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Crown Americas LLC 5.25%, 4/1/2030	$30,000	$30,705
Mauser Packaging Solutions Holding Co. 9.25%, 4/15/2030 (a)	50,000	49,257
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	20,000	20,766
		294,082
PHARMACEUTICALS — 2.2%
AdaptHealth LLC 5.13%, 3/1/2030 (a)	30,000	28,918
Bausch Health Cos., Inc. 14.00%, 10/15/2030 (a)	45,000	45,605
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	35,000	35,716
		110,239
PIPELINES — 1.9%
Excelerate Energy LP 8.00%, 5/15/2030 (a)	35,000	37,101
NuStar Logistics LP 6.38%, 10/1/2030	30,000	31,585
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (a)	25,000	24,614
		93,300
REAL ESTATE — 0.5%
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	25,000	26,177
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a)	20,000	18,496
Iron Mountain, Inc. 5.25%, 7/15/2030 (a)	45,000	44,768
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	45,000	46,251
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	35,000	33,156
		142,671
RETAIL — 4.3%
Bath & Body Works, Inc. 6.63%, 10/1/2030 (a)	35,000	35,787
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	40,000	37,736
FirstCash, Inc. 5.63%, 1/1/2030 (a)	30,000	30,001
Kohl's Corp. 10.00%, 6/1/2030 (a)	25,000	27,142
Staples, Inc. 12.75%, 1/15/2030 (a)	25,000	17,576
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	30,000	30,483
Security Description	Principal Amount	Value
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	$35,000	$35,037
		213,762
SEMICONDUCTORS — 0.8%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	40,000	41,515
SOFTWARE — 2.9%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	50,000	47,010
Cloud Software Group, Inc. 9.00%, 9/30/2029 (a)	20,000	19,490
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	55,000	53,863
RingCentral, Inc. 8.50%, 8/15/2030 (a)	25,000	26,208
		146,571
TELECOMMUNICATIONS — 2.6%
Altice France SA 6.88%, 10/15/2030 (a)	35,000	33,942
Ciena Corp. 4.00%, 1/31/2030 (a)	30,000	29,001
Cipher Compute LLC 7.13%, 11/15/2030 (a)	15,000	15,643
Frontier Communications Holdings LLC 8.75%, 5/15/2030 (a)	30,000	30,921
Zegona Finance PLC 8.63%, 7/15/2029 (a)	20,000	21,133
		130,640
TRUCKING & LEASING — 0.6%
FTAI Aviation Investors LLC 7.88%, 12/1/2030 (a)	30,000	31,762
TOTAL CORPORATE BONDS & NOTES (Cost $4,910,400)		4,889,340
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.67% (c) (d) (Cost $24,972)	24,972	24,972
TOTAL INVESTMENTS — 98.4% (Cost $4,935,372)		4,914,312
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		79,242
NET ASSETS — 100.0%		$4,993,554

See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 85.5% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,889,340	$—	$4,889,340
Short-Term Investment	24,972	—	—	24,972
TOTAL INVESTMENTS	$24,972	$4,889,340	$—	$4,914,312
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$24,972	$—	$—	$—	24,972	$24,972	$8
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 2.0%
Clear Channel Outdoor Holdings, Inc. 7.13%, 2/15/2031 (a)	$50,000	$52,823
Neptune Bidco U.S., Inc. 10.38%, 5/15/2031 (a)	45,000	45,427
		98,250
AEROSPACE & DEFENSE — 1.5%
ATI, Inc. 5.13%, 10/1/2031	30,000	30,143
Bombardier, Inc. 7.25%, 7/1/2031 (a)	40,000	42,519
		72,662
AIRLINES — 2.3%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	70,000	71,059
United Airlines Holdings, Inc. 5.38%, 3/1/2031	45,000	45,861
		116,920
APPAREL — 0.7%
William Carter Co. 7.38%, 2/15/2031 (a)	35,000	36,013
AUTO MANUFACTURERS — 2.2%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	50,000	47,509
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	40,000	41,489
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (a)	20,000	19,019
		108,017
AUTO PARTS & EQUIPMENT — 1.8%
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a) (b)	30,000	30,095
ZF North America Capital, Inc. 7.50%, 3/24/2031 (a)	60,000	61,800
		91,895
CHEMICALS — 2.2%
Celanese U.S. Holdings LLC 7.00%, 2/15/2031	35,000	36,075
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	35,000	29,441
Huntsman International LLC 2.95%, 6/15/2031	35,000	30,114
Tronox, Inc. 9.13%, 9/30/2030 (a)	15,000	14,783
		110,413
COMMERCIAL SERVICES — 5.8%
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	80,000	84,515
Security Description	Principal Amount	Value
AMN Healthcare, Inc. 6.50%, 1/15/2031 (a)	$30,000	$30,124
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00%, 2/15/2031 (a)	40,000	39,659
GEO Group, Inc. 10.25%, 4/15/2031	35,000	37,584
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	50,000	48,052
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	30,000	29,147
VT Topco, Inc. 8.50%, 8/15/2030 (a)	20,000	19,884
		288,965
CONSTRUCTION MATERIALS — 2.0%
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	50,000	53,101
Standard Industries, Inc. 3.38%, 1/15/2031 (a)	50,000	46,181
		99,282
DISTRIBUTION & WHOLESALE — 1.4%
RB Global Holdings, Inc. 7.75%, 3/15/2031 (a)	40,000	41,580
S&S Holdings LLC 8.38%, 10/1/2031 (a)	30,000	28,170
		69,750
DIVERSIFIED FINANCIAL SERVICES — 7.7%
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	10,000	9,076
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	35,000	35,719
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	40,000	40,545
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	45,000	44,966
Freedom Mortgage Holdings LLC 6.88%, 5/1/2031 (a)	50,000	48,246
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/2031 (a)	35,000	34,123
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	30,000	29,828
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	35,000	37,107
UWM Holdings LLC 6.25%, 3/15/2031 (a)	50,000	48,227
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	20,000	20,269
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	35,000	36,534
		384,640
ELECTRIC — 2.4%
Calpine LLC 5.13%, 3/15/2028 (a)	30,000	30,003

See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	$50,000	$47,245
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	40,000	41,451
		118,699
ELECTRONICS — 1.3%
Atkore, Inc. 4.25%, 6/1/2031 (a)	30,000	28,764
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	40,000	37,737
		66,501
ENGINEERING & CONSTRUCTION — 0.4%
Artera Services LLC 8.50%, 2/15/2031 (a)	25,000	20,813
ENTERTAINMENT — 1.2%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 11.88%, 4/15/2031 (a)	40,000	42,410
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.88%, 9/1/2031 (a)	25,000	15,934
		58,344
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	35,000	35,924
FOOD — 1.6%
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	35,000	36,067
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	45,000	45,570
		81,637
FOOD SERVICE — 0.6%
TKC Holdings, Inc. 12.00%, 2/15/2031 (a)	30,000	31,532
HEALTH CARE SERVICES — 3.5%
CHS/Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	50,000	45,886
DaVita, Inc. 3.75%, 2/15/2031 (a)	60,000	56,048
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	30,000	26,739
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	45,000	45,176
		173,849
HOLDING COMPANIES-DIVERSIFIED — 1.8%
Clue Opco LLC 9.50%, 10/15/2031 (a)	30,000	31,112
Security Description	Principal Amount	Value
Stena International SA 7.25%, 1/15/2031 (a)	$55,000	$56,578
		87,690
HOME FURNISHINGS — 0.2%
FXI Holdings, Inc. 11.00%, 11/15/2030 (a)	10,000	9,340
HOUSEHOLD PRODUCTS — 0.8%
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	40,000	37,434
HOUSEWARES — 0.6%
Central Garden & Pet Co. 4.13%, 4/30/2031 (a)	30,000	28,648
INSURANCE — 6.4%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (a)	20,000	20,356
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 1/15/2031 (a)	85,000	86,358
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	50,000	51,225
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 2/15/2031 (a)	45,000	45,505
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	15,000	14,024
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	100,000	101,716
		319,184
INTERNET — 0.8%
Gen Digital, Inc. 7.13%, 9/30/2030 (a)	10,000	10,145
Match Group Holdings II LLC 3.63%, 10/1/2031 (a)	35,000	31,750
		41,895
IT SERVICES — 0.6%
CACI International, Inc. Series MAR, 6.38%, 6/15/2033 (a) (b)	8,000	8,242
Unisys Corp. 10.63%, 1/15/2031 (a)	25,000	20,986
		29,228
LEISURE TIME — 1.7%
Amer Sports Co. 6.75%, 2/16/2031 (a)	35,000	36,517
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	50,000	50,399
		86,916
LODGING — 1.3%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	15,000	14,680

See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hilton Domestic Operating Co., Inc. 4.00%, 5/1/2031 (a)	$50,000	$48,075
		62,755
MEDIA — 6.5%
Block Communications, Inc. 10.25%, 3/1/2031 (a)	15,000	13,792
Cable One, Inc. 4.00%, 11/15/2030 (a)	10,000	6,911
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 2/1/2031 (a)	120,000	111,820
CSC Holdings LLC 3.38%, 2/15/2031 (a)	95,000	56,773
Gray Media, Inc. 5.38%, 11/15/2031 (a)	45,000	35,559
McGraw-Hill Education, Inc. 7.38%, 9/1/2031 (a)	35,000	35,731
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	20,000	15,695
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	45,000	46,063
		322,344
METAL FABRICATE & HARDWARE — 0.4%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	20,000	20,714
MINING — 3.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	40,000	42,284
Fortescue Treasury Pty. Ltd. 4.38%, 4/1/2031 (a)	50,000	48,489
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	35,000	33,814
Novelis Corp. 3.88%, 8/15/2031 (a)	40,000	36,628
		161,215
OIL & GAS — 7.2%
CNX Resources Corp. 7.38%, 1/15/2031 (a)	35,000	36,254
CVR Energy, Inc. 7.50%, 2/15/2031 (a)	25,000	24,912
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 2/1/2031 (a)	40,000	39,018
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	35,000	34,562
Nabors Industries, Inc. 8.88%, 8/15/2031 (a)	35,000	36,249
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	20,000	20,974
Sunoco LP:
5.38%, 7/15/2031 (a) (b)	27,000	27,044
5.63%, 3/15/2031 (a)	45,000	45,403
Talos Production, Inc. 9.38%, 2/1/2031 (a)	35,000	37,228
Security Description	Principal Amount	Value
Transocean International Ltd.:
7.50%, 4/15/2031	$30,000	$30,900
8.50%, 5/15/2031 (a)	25,000	26,442
		358,986
OIL & GAS SERVICES — 1.5%
CHC Group LLC 11.75%, 9/1/2030 (a)	10,000	9,863
SESI LLC 7.88%, 9/30/2030 (a)	20,000	20,421
Star Holding LLC 8.75%, 8/1/2031 (a)	25,000	25,199
Tidewater, Inc. 9.13%, 7/15/2030 (a)	20,000	21,587
		77,070
PACKAGING & CONTAINERS — 2.5%
Ardagh Group SA 9.50%, 12/1/2030 (a)	20,000	21,662
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.25%, 1/30/2031 (a)	35,000	35,837
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	30,000	31,150
Trivium Packaging Finance BV 12.25%, 1/15/2031 (a)	35,000	38,499
		127,148
PHARMACEUTICALS — 0.7%
Bausch Health Cos., Inc. 5.25%, 2/15/2031 (a)	20,000	13,169
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	20,000	21,237
		34,406
PIPELINES — 1.1%
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	55,000	54,727
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Diversified Healthcare Trust 4.38%, 3/1/2031	25,000	22,585
RHP Hotel Properties LP/RHP Finance Corp. 5.75%, 3/15/2034 (a) (b)	25,000	25,165
		47,750
RETAIL — 6.1%
Bath & Body Works, Inc. 6.63%, 10/1/2030 (a)	20,000	20,450
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 1/15/2031 (a)	35,000	36,306
Gap, Inc. 3.88%, 10/1/2031 (a)	40,000	37,225

See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
LBM Acquisition LLC 9.50%, 6/15/2031 (a)	$45,000	$41,985
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	35,000	33,565
Men's Wearhouse LLC 9.00%, 2/1/2031 (a)	30,000	30,901
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	35,000	32,971
Park River Holdings, Inc. 8.00%, 3/15/2031 (a)	40,000	40,230
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	30,000	29,272
		302,905
SOFTWARE — 2.6%
CoreWeave, Inc. 9.00%, 2/1/2031 (a)	60,000	58,024
UKG, Inc. 6.88%, 2/1/2031 (a)	75,000	72,779
		130,803
TELECOMMUNICATIONS — 8.1%
Altice France SA 6.50%, 10/15/2031 (a)	30,000	28,812
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	50,000	51,198
Connect Holding II LLC 10.50%, 4/3/2031 (a)	75,000	72,554
Frontier Communications Holdings LLC 8.75%, 5/15/2030 (a)	30,000	30,921
Iliad Holding SAS 8.50%, 4/15/2031 (a)	45,000	48,185
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	50,000	50,216
Viasat, Inc. 7.50%, 5/30/2031 (a)	40,000	39,504
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (a)	95,000	83,741
		405,131
Security Description	Principal Amount	Value
TRANSPORTATION — 0.4%
RXO, Inc. 6.38%, 5/15/2031 (a)	$20,000	$19,473
TRUCKING & LEASING — 0.8%
FTAI Aviation Investors LLC 7.00%, 5/1/2031 (a)	40,000	41,939
TOTAL CORPORATE BONDS & NOTES (Cost $4,895,797)		4,871,807
	Shares
SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.67% (c) (d) (Cost $94,062)	94,062	94,062
TOTAL INVESTMENTS — 99.5% (Cost $4,989,859)		4,965,869
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		24,478
NET ASSETS — 100.0%		$4,990,347
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 93.0% of net assets as of February 28, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2026.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,871,807	$—	$4,871,807
Short-Term Investment	94,062	—	—	94,062
TOTAL INVESTMENTS	$94,062	$4,871,807	$—	$4,965,869
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$94,062	$—	$—	$—	94,062	$94,062	$21
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 104.5%
ARIZONA — 3.6%
Arizona Transportation Board Revenue, AZ 5.00%, 7/1/2026	$450,000	$454,351
CALIFORNIA — 7.5%
Arcadia Unified School District, General Obligation, CA 4.00%, 8/1/2038	225,000	225,594
Los Angeles Department of Water & Power Revenue, CA Series D, 5.00%, 7/1/2026	250,000	252,380
Los Angeles Department of Water & Power Water System Revenue, CA Series C, 5.00%, 7/1/2026	100,000	100,835
State of California, General Obligation, CA:
4.00%, 9/1/2026	15,000	15,149
5.00%, 9/1/2028	45,000	45,673
5.00%, 10/1/2047	50,000	50,035
Twin Rivers Unified School District, General Obligation, CA Series B, Assured Guaranty, Inc., 5.00%, 8/1/2026 (a) (b)	250,000	251,660
		941,326
COLORADO — 4.4%
Adams 12 Five Star Schools, General Obligation, CO Series B, State Aid Withholding, 5.00%, 12/15/2032	35,000	35,762
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	110,000	112,549
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation, CO Series J, State Aid Withholding, 5.50%, 12/15/2026	100,000	102,609
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2046	200,000	201,604
Weld County School District No. Re-1, General Obligation, CO Assured Guaranty, Inc., State Aid Withholding, 5.00%, 12/15/2027 (a)	20,000	20,423
Weld County School District No. RE-3J, General Obligation, CO Build America Mutual Assurance Corp., State Aid Withholding, 4.00%, 12/15/2026 (a)	70,000	70,996
		543,943
Security Description	Principal Amount	Value
CONNECTICUT — 2.4%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	$200,000	$202,720
State of Connecticut, General Obligation, CT Series A, 5.00%, 4/15/2026	95,000	95,325
		298,045
DELAWARE — 3.9%
Delaware State Health Facilities Authority Revenue, DE 5.00%, 10/1/2026	100,000	101,567
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2026	155,000	156,493
5.00%, 9/1/2026	225,000	228,235
		486,295
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Income Tax Revenue, DC Series A, 5.00%, 3/1/2026	120,000	120,000
FLORIDA — 5.1%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2026	65,000	66,034
Escambia County School Board Revenue, FL 5.00%, 9/1/2027	30,000	30,414
Florida Municipal Power Agency Revenue, FL:
Series A, 5.00%, 10/1/2027	170,000	172,476
Series A, 5.00%, 10/1/2028	270,000	274,242
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	95,000	96,194
		639,360
GEORGIA — 1.8%
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2026	220,000	223,626
HAWAII — 2.4%
State of Hawaii, General Obligation, HI Series FK, 5.00%, 5/1/2026	50,000	50,235
University of Hawaii Revenue, HI Series E, 5.00%, 10/1/2032	250,000	254,438
		304,673
ILLINOIS — 5.1%
City of Chicago Waterworks Revenue, IL 5.00%, 11/1/2027	25,000	25,416
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	225,000	225,875

See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, General Obligation, IL 5.00%, 12/1/2026 (b)	$200,000	$204,136
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2030	105,000	106,740
State of Illinois, General Obligation, IL:
Series B, 5.00%, 3/1/2026	55,000	55,000
Series B, 5.00%, 10/1/2026	20,000	20,302
		637,469
INDIANA — 3.0%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2026	135,000	137,240
Indiana Municipal Power Agency Revenue, IN Series C, 5.00%, 1/1/2027	35,000	35,303
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series A, 5.00%, 6/1/2026	20,000	20,133
Richland-Bean Blossom School Building Corp. Revenue, IN State Aid Intercept, 5.00%, 7/15/2026	185,000	186,553
		379,229
KANSAS — 1.5%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2026	120,000	121,646
Sedgwick County Unified School District No. 265 Goddard, General Obligation, KS Series B, 5.00%, 10/1/2026	25,000	25,398
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2026	35,000	35,503
		182,547
KENTUCKY — 2.2%
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 11/1/2026	130,000	132,442
Series B, 5.00%, 11/1/2026	145,000	147,723
		280,165
LOUISIANA — 0.2%
State of Louisiana, General Obligation, LA Series B, 5.00%, 8/1/2026	30,000	30,359
Security Description	Principal Amount	Value
MARYLAND — 4.4%
Maryland Health & Higher Educational Facilities Authority Revenue, MD Series A, 5.00%, 8/15/2026	$250,000	$253,096
State of Maryland, General Obligation, MD:
Series A, 5.00%, 3/15/2026	10,000	10,011
Series B, 5.00%, 8/1/2026	20,000	20,243
Washington Suburban Sanitary Commission Revenue, MD Series SECOND, 5.00%, 6/1/2026	270,000	271,953
		555,303
MASSACHUSETTS — 1.0%
Massachusetts Development Finance Agency Revenue, MA:
5.00%, 10/1/2037	80,000	80,765
Series A, 5.00%, 7/15/2034	50,000	50,476
		131,241
MICHIGAN — 4.2%
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty, Inc., 5.00%, 5/1/2038 (a)	225,000	226,023
Michigan Finance Authority Revenue, MI Series A, 5.00%, 11/1/2026	135,000	137,499
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2032	155,000	155,584
		519,106
MINNESOTA — 1.9%
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2026	20,000	20,000
State of Minnesota, General Obligation, MN Series D, 5.00%, 10/1/2026	215,000	218,646
		238,646
MISSISSIPPI — 2.2%
State of Mississippi, General Obligation, MS:
Series B, 5.00%, 12/1/2027	105,000	107,082
Series B, 5.00%, 12/1/2032	165,000	168,598
		275,680
MISSOURI — 0.1%
Metropolitan St. Louis Sewer District Revenue, MO Series C, 5.00%, 5/1/2028	10,000	10,038

See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
NEW MEXICO — 1.9%
Albuquerque Municipal School District No. 12, General Obligation, NM State Aid Withholding, 5.00%, 8/1/2026	$195,000	$197,169
New Mexico Finance Authority Revenue, NM Series C1, 5.00%, 6/15/2026	40,000	40,334
State of New Mexico Severance Tax Permanent Fund Revenue, NM Series A, 5.00%, 7/1/2026	5,000	5,048
		242,551
NEW YORK — 4.2%
City of New York, General Obligation, NY Series B1, 5.00%, 12/1/2037	175,000	177,757
Metropolitan Transportation Authority Revenue, NY Series B, 5.00%, 11/15/2032	40,000	40,623
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series B1, 4.00%, 8/1/2037	300,000	300,767
		519,147
NORTH CAROLINA — 2.7%
County of Durham, General Obligation, NC 4.00%, 10/1/2026	210,000	212,281
County of Harnett Water & Sewer System Revenue, NC 5.00%, 5/1/2026	15,000	15,069
County of Wake, General Obligation, NC Series A, 5.00%, 4/1/2026	65,000	65,150
State of North Carolina Revenue, NC 5.00%, 3/1/2026	50,000	50,000
		342,500
NORTH DAKOTA — 0.7%
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2026	85,000	86,426
OHIO — 4.3%
Berea City School District, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (a)	110,000	110,925
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 6/1/2026	275,000	276,956
Olentangy Local School District, General Obligation, OH 5.00%, 12/1/2026 (b)	100,000	102,151
Security Description	Principal Amount	Value
State of Ohio Revenue, OH Series 1, 5.00%, 12/15/2026	$50,000	$51,121
		541,153
PENNSYLVANIA — 3.9%
City of Philadelphia Water & Wastewater Revenue, PA Series B, 5.00%, 11/1/2026	30,000	30,539
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 2/1/2033	225,000	225,000
State Public School Building Authority Revenue, PA State Aid Withholding, 5.00%, 6/1/2036	225,000	228,410
		483,949
SOUTH CAROLINA — 0.6%
South Carolina Public Service Authority Revenue, SC Series B, 5.00%, 12/1/2026	75,000	76,558
SOUTH DAKOTA — 0.1%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2026	10,000	10,116
TENNESSEE — 3.1%
County of Shelby, General Obligation, TN Series B, 5.00%, 4/1/2026	190,000	190,436
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series B, 5.00%, 5/15/2026	85,000	85,498
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2026	105,000	106,266
		382,200
TEXAS — 12.0%
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	185,000	188,328
City of Houston Combined Utility System Revenue, TX:
Series A, 1.90%, 5/15/2034 (c)	225,000	225,000
Series B, 5.00%, 11/15/2027	20,000	20,388
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2035	130,000	130,247
Series B, 5.00%, 3/1/2026	40,000	40,000
City of Waxahachie, General Obligation, TX 4.00%, 8/1/2036	225,000	226,574
Edinburg Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2026	115,000	116,424

See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2026	$50,000	$50,290
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	105,000	106,762
Series A, 5.00%, 10/1/2026	115,000	116,930
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2026	140,000	141,670
Series A, 5.00%, 10/15/2026	140,000	142,506
		1,505,119
UTAH — 1.0%
State of Utah, General Obligation, UT 5.00%, 7/1/2026	130,000	131,227
VERMONT — 0.2%
State of Vermont, General Obligation, VT Series A, 5.00%, 8/15/2026	20,000	20,258
VIRGINIA — 4.2%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2026	235,000	236,671
County of Fairfax, General Obligation, VA Series A, State Aid Withholding, 5.00%, 10/1/2030	225,000	225,518
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 9/15/2026	60,000	60,924
		523,113
WASHINGTON — 5.1%
King County School District No. 400 Mercer Island, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	100,000	102,126
King County School District No. 411 Issaquah, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2026	85,000	86,839
School Bond Guaranty, 5.00%, 12/1/2031	90,000	91,910
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	135,000	137,911
Port of Tacoma Revenue, WA Series A, 5.00%, 12/1/2026	80,000	81,641
Security Description	Principal Amount	Value
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2035	$65,000	$65,696
Series B, 5.00%, 8/1/2030	65,000	65,791
		631,914
WISCONSIN — 2.6%
State of Wisconsin, General Obligation, WI 5.00%, 11/1/2026	235,000	239,508
Three Lakes School District, General Obligation, WI Assured Guaranty, Inc., 5.00%, 9/1/2026 (a) (b)	80,000	81,024
		320,532
TOTAL MUNICIPAL BONDS & NOTES (Cost $13,051,328)		13,068,165
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e) (Cost $22,177)	22,177	22,177
TOTAL INVESTMENTS — 104.7% (Cost $13,073,505)		13,090,342
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(592,833)
NET ASSETS — 100.0%		$12,497,509
(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	4.6%
Build America Mutual Assurance Corp.	1.5%
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.

See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$13,068,165	$—	$13,068,165
Short-Term Investment	22,177	—	—	22,177
TOTAL INVESTMENTS	$22,177	$13,068,165	$—	$13,090,342
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	41,946	$41,946	$4,800,642	$4,820,411	$—	$—	22,177	$22,177	$1,823
See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 102.6%
ARIZONA — 1.4%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2029	$40,000	$41,475
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series D, 5.00%, 7/1/2027	75,000	77,847
		119,322
CALIFORNIA — 1.5%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	125,000	129,281
COLORADO — 2.3%
Board of Governors of Colorado State University System Revenue, CO Series A, 5.00%, 3/1/2027	160,000	164,527
Denver City & County School District No. 1, General Obligation, CO Series A, State Aid Withholding, 5.50%, 12/1/2028	15,000	15,885
Weld County School District No. Re-1, General Obligation, CO Assured Guaranty, Inc., State Aid Withholding, 5.00%, 12/15/2027 (b)	15,000	15,317
		195,729
CONNECTICUT — 3.1%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	265,000	268,604
DELAWARE — 0.3%
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2027	25,000	25,850
DISTRICT OF COLUMBIA — 3.4%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	176,250
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	122,207
		298,457
FLORIDA — 3.9%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2027	70,000	70,579
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2031	135,000	140,650
Security Description	Principal Amount	Value
State of Florida Department of Transportation Turnpike System Revenue, FL Series A, 5.00%, 7/1/2027	$125,000	$129,804
		341,033
GEORGIA — 3.4%
City of Atlanta Water & Wastewater Revenue, GA Series A, 5.00%, 11/1/2038	60,000	62,863
Houston County School District, General Obligation, GA State Aid Withholding, 5.00%, 9/1/2026	130,000	131,849
State of Georgia, General Obligation, GA Series A-2, 5.00%, 2/1/2030	100,000	102,714
		297,426
HAWAII — 1.6%
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2027	25,000	25,216
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	115,000	115,206
		140,422
ILLINOIS — 7.8%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	85,000	86,643
State of Illinois, General Obligation, IL Series A, 5.00%, 3/1/2027	135,000	138,494
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	240,000	244,295
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2046 (b)	205,000	205,807
		675,239
IOWA — 3.9%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2028	125,000	130,045
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2027	200,000	208,037
		338,082
KANSAS — 1.9%
Butler County Unified School District No. 385 Andover, General Obligation, KS 4.00%, 9/1/2028	135,000	138,524
Johnson County Public Building Commission Revenue, KS Series A, 4.00%, 9/1/2027	30,000	30,242
		168,766

See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 2.1%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	$180,000	$186,465
MARYLAND — 8.2%
Maryland Health & Higher Educational Facilities Authority Revenue, MD Series A, 1.90%, 7/1/2036 (a)	400,000	400,000
State of Maryland Department of Transportation Revenue, MD Series C, 5.00%, 11/1/2027	185,000	193,866
State of Maryland, General Obligation, MD Series A, 5.00%, 3/1/2027	70,000	72,058
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	45,000	46,633
		712,557
MICHIGAN — 5.3%
Hancock Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027 (c)	380,000	391,119
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	20,000	20,642
Michigan Finance Authority Revenue, MI Series B, 5.00%, 10/1/2027	45,000	45,734
		457,495
MISSOURI — 2.6%
Valley Park Fire Protection District, General Obligation, MO 4.00%, 3/1/2037	225,000	226,920
NEBRASKA — 0.6%
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2027	50,000	51,138
NEW MEXICO — 2.7%
New Mexico Finance Authority Revenue, NM Series B, 5.00%, 6/1/2027	75,000	77,751
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2036	160,000	160,748
		238,499
NEW YORK — 6.6%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	200,000	203,734
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	100,000	102,868
Security Description	Principal Amount	Value
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.00%, 6/15/2037	$55,000	$56,636
Series DD, 5.00%, 6/15/2047	165,000	166,551
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 2/15/2038	20,000	20,413
Series B, 5.00%, 2/15/2035	20,000	20,722
		570,924
NORTH CAROLINA — 2.6%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	225,000	229,332
OHIO — 2.6%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	175,000	179,733
State of Ohio, General Obligation, OH Series C, 5.00%, 8/1/2027	40,000	41,655
		221,388
OKLAHOMA — 3.6%
Grand River Dam Authority Revenue, OK 5.00%, 6/1/2033	125,000	128,714
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2027	50,000	51,180
Series A, 5.00%, 1/1/2032	130,000	132,984
		312,878
PENNSYLVANIA — 4.0%
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	20,000	20,608
Pennsylvania Turnpike Commission Revenue, PA:
Series A-1, 5.00%, 12/1/2042	175,000	180,056
Series B-1, 5.00%, 6/1/2037	25,000	25,636
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	118,614
		344,914
SOUTH CAROLINA — 0.2%
City of Charleston Waterworks & Sewer System Revenue, SC 5.00%, 1/1/2027	15,000	15,360
TENNESSEE — 3.5%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 1/1/2027	225,000	227,042

See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2027	$80,000	$80,931
		307,973
TEXAS — 8.1%
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2027	45,000	45,524
City of Dallas, General Obligation, TX 5.00%, 2/15/2029	55,000	56,476
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2027	40,000	40,086
County of Williamson, General Obligation, TX 5.00%, 2/15/2027	45,000	46,231
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2027	110,000	110,239
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2026	275,000	278,219
5.00%, 8/1/2027	60,000	62,402
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2028	60,000	61,499
		700,676
UTAH — 1.2%
State of Utah, General Obligation, UT 5.00%, 7/1/2027	100,000	103,816
VIRGINIA — 6.2%
Virginia College Building Authority Revenue, VA Series A, 5.00%, 2/1/2027	110,000	112,910
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 3/15/2027	50,000	50,727
Series A, 5.00%, 5/15/2027	135,000	139,661
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	225,000	234,184
		537,482
WASHINGTON — 2.6%
County of King Sewer Revenue, WA Series B, 5.00%, 7/1/2027	50,000	51,938
County of King, General Obligation, WA 4.00%, 7/1/2030	15,000	15,330
Security Description	Principal Amount	Value
Port of Tacoma, General Obligation, WA Series A, 5.00%, 12/1/2030	$30,000	$30,648
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2027	110,000	111,257
Series D, 5.00%, 2/1/2040	20,000	20,381
		229,554
WEST VIRGINIA — 2.4%
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2028	200,000	208,079
WISCONSIN — 3.0%
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2027	250,000	257,543
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,880,274)		8,911,204
	Shares
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e) (Cost $54,103)	54,103	54,103
TOTAL INVESTMENTS — 103.2% (Cost $8,934,377)		8,965,307
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(282,053)
NET ASSETS — 100.0%		$8,683,254
(a)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	2.5%
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.

See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,911,204	$—	$8,911,204
Short-Term Investment	54,103	—	—	54,103
TOTAL INVESTMENTS	$54,103	$8,911,204	$—	$8,965,307
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	27,202	$27,202	$677,773	$650,872	$—	$—	54,103	$54,103	$691
See accompanying notes to financial statements.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 102.1%
ARIZONA — 1.0%
Salt River Project Agricultural Improvement & Power District Revenue, AZ Series A, 5.00%, 1/1/2037	$80,000	$83,332
CALIFORNIA — 3.1%
Metropolitan Water District of Southern California Revenue, CA 5.00%, 1/1/2036	60,000	64,108
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	200,000	207,856
		271,964
COLORADO — 1.9%
Larimer County School District No. R-1 Poudre, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	25,000	26,854
Regional Transportation District Sales Tax Revenue, CO Series B, 5.00%, 11/1/2034	70,000	73,026
University of Colorado Revenue, CO Series A-2, 4.00%, 6/1/2038	60,000	61,898
		161,778
CONNECTICUT — 2.7%
State of Connecticut, General Obligation, CT Series A, 5.00%, 3/15/2028	225,000	238,205
DISTRICT OF COLUMBIA — 0.4%
District of Columbia, General Obligation, DC Series D, 5.00%, 6/1/2028	30,000	31,051
FLORIDA — 4.9%
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	105,219
Series A, 5.00%, 4/1/2034	190,000	199,300
Series A, 5.00%, 4/1/2048	35,000	35,409
School District of Broward County, General Obligation, FL 5.00%, 7/1/2034	25,000	26,405
State of Florida, General Obligation, FL Series A, 5.00%, 6/1/2028	55,000	58,541
		424,874
GEORGIA — 3.8%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	106,508
Security Description	Principal Amount	Value
Municipal Electric Authority of Georgia Revenue, GA Series A, 5.00%, 1/1/2028	$225,000	$226,975
		333,483
HAWAII — 0.8%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 9/1/2030	65,000	69,496
ILLINOIS — 5.0%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2035	75,000	78,116
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	85,000	89,358
Series B, 5.00%, 10/1/2027	25,000	26,022
Series D, 5.00%, 7/1/2027	35,000	36,208
Series D, 5.00%, 11/1/2028	200,000	208,412
		438,116
INDIANA — 2.2%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	130,000	137,128
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series C, 4.00%, 1/1/2037	30,000	30,527
Series C, 5.00%, 1/1/2035	25,000	26,099
		193,754
IOWA — 0.2%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2033	20,000	21,282
KENTUCKY — 3.2%
Kentucky State Property & Building Commission Revenue, KY Series B, 5.00%, 11/1/2028	275,000	280,264
MARYLAND — 3.5%
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2028	285,000	304,623
MASSACHUSETTS — 0.4%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	35,000	36,503
MICHIGAN — 6.2%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	187,407
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	175,000	183,575

See accompanying notes to financial statements.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hancock Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2028 (a)	$155,000	$163,546
		534,528
NEVADA — 2.3%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2034 (b)	100,000	106,282
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	70,000	75,015
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2028	20,000	20,145
		201,442
NEW HAMPSHIRE — 1.9%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	165,725
NEW MEXICO — 2.7%
Albuquerque Municipal School District No. 12, General Obligation, NM State Aid Withholding, 5.00%, 8/1/2028	220,000	234,928
NEW YORK — 10.5%
Albany Industrial Development Agency Revenue, NY Series A, 1.99%, 7/1/2032 (c)	150,000	150,000
City of New York, General Obligation, NY Series C, 5.00%, 8/1/2031	145,000	152,493
Empire State Development Corp. Revenue, NY Series A, 5.00%, 3/15/2033	300,000	308,034
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-3, State Aid Withholding, 5.00%, 7/15/2034	275,000	291,918
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A1, 5.00%, 8/1/2035	10,000	10,586
		913,031
OHIO — 8.1%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2028	200,000	211,896
Ohio Higher Educational Facility Commission Revenue, OH Series A, 4.00%, 12/1/2035	225,000	228,850
Security Description	Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 6/1/2028	$240,000	$248,614
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	10,000	10,081
		699,441
OKLAHOMA — 1.9%
City of Oklahoma City, General Obligation, OK 4.00%, 3/1/2028	35,000	35,547
Oklahoma County Independent School District No. 12 Edmond, General Obligation, OK 4.00%, 3/1/2028	125,000	129,238
		164,785
PENNSYLVANIA — 7.2%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 3/1/2037	130,000	132,895
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	180,734
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	100,000	101,181
Pittsburgh Water & Sewer Authority Revenue, PA Series A, 5.00%, 9/1/2028 (a)	150,000	159,714
School District of Philadelphia, General Obligation, PA Series A, State Aid Withholding, 5.00%, 9/1/2038	45,000	46,927
		621,451
RHODE ISLAND — 1.7%
Rhode Island Health & Educational Building Corp. Revenue, RI Series A, 1.90%, 5/1/2035 (c)	150,000	150,000
SOUTH DAKOTA — 0.6%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2028	30,000	31,233
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	20,000	20,993
		52,226
TENNESSEE — 1.0%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 7/1/2031	85,000	90,422

See accompanying notes to financial statements.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 11.6%
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (b)	$130,000	$132,712
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	165,000	171,676
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2038	225,000	229,156
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	40,000	41,957
5.00%, 5/15/2048	200,000	203,670
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	229,627
		1,008,798
UTAH — 0.3%
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2028	25,000	26,143
VIRGINIA — 3.0%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2028	55,000	56,307
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2028	195,000	202,802
		259,109
WASHINGTON — 3.5%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	25,000	26,148
City of Seattle Water System Revenue, WA 5.00%, 8/1/2028	25,000	25,669
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	140,000	143,066
King County School District No. 414 Lake Washington, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	50,000	52,633
Security Description	Principal Amount	Value
State of Washington, General Obligation, WA Series C, 5.00%, 2/1/2033	$50,000	$52,644
		300,160
WEST VIRGINIA — 6.5%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	60,000	63,478
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2028	480,000	499,390
		562,868
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,823,557)		8,873,782
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (d) (e) (Cost $27,594)	27,594	27,594
TOTAL INVESTMENTS — 102.4% (Cost $8,851,151)		8,901,376
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(210,939)
NET ASSETS — 100.0%		$8,690,437
(a)	When-issued security.
(b)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.8%
(c)	Variable Rate Security - Interest rate shown is rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2026.

See accompanying notes to financial statements.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,873,782	$—	$8,873,782
Short-Term Investment	27,594	—	—	27,594
TOTAL INVESTMENTS	$27,594	$8,873,782	$—	$8,901,376
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	52,297	$52,297	$1,915,762	$1,940,465	$—	$—	27,594	$27,594	$1,168
See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 3.1%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2029	$300,000	$329,878
Auburn University Revenue, AL Series A, 5.00%, 6/1/2029	25,000	25,159
State of Alabama, General Obligation, AL Series A, 5.00%, 11/1/2031	70,000	75,159
		430,196
ARIZONA — 3.2%
City of Mesa Utility System Revenue, AZ Series A, 5.00%, 7/1/2033	30,000	32,495
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	224,911
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2044	185,000	180,569
		437,975
CALIFORNIA — 0.2%
California Infrastructure & Economic Development Bank Revenue, CA 5.00%, 8/1/2038	25,000	26,783
COLORADO — 3.3%
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	95,000	104,399
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2044	65,000	71,047
Weld County School District No. 6 Greeley, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2032	255,000	279,025
		454,471
DELAWARE — 4.0%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	172,658
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2029	50,000	54,694
State of Delaware, General Obligation, DE 5.00%, 2/1/2032	300,000	323,825
		551,177
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 0.2%
Washington Metropolitan Area Transit Authority Revenue, DC Series A-1, 5.00%, 7/1/2029	$20,000	$20,714
FLORIDA — 4.6%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2049	225,000	231,084
County of Miami-Dade Aviation Revenue, FL Series 2016A, 5.00%, 10/1/2029	35,000	35,551
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2029	75,000	75,148
County of Miami-Dade Transit System Revenue, FL 5.00%, 7/1/2033	80,000	86,492
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	204,456
		632,731
GEORGIA — 1.0%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	125,000	137,769
HAWAII — 0.0% *
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2032	5,000	5,434
IDAHO — 0.6%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2036	75,000	80,381
ILLINOIS — 6.9%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	225,000	228,607
Series D, 5.25%, 1/1/2029	75,000	76,840
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2029	75,000	76,753
5.00%, 7/1/2030	25,000	27,241
Series C, 5.00%, 2/15/2029	140,000	143,573
Kendall & Kane Counties Community Unit School District No. 115, General Obligation, IL Series B, 5.00%, 1/1/2029	85,000	86,958
Regional Transportation Authority Revenue, IL Series A, 5.00%, 6/1/2029	75,000	75,431
State of Illinois, General Obligation, IL 5.00%, 11/1/2029	230,000	233,837
		949,240

See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
INDIANA — 1.3%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2033	$50,000	$52,980
Indiana Finance Authority Revenue, IN Series C, 5.00%, 2/1/2032	120,000	129,150
		182,130
IOWA — 2.4%
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2029	300,000	326,821
KANSAS — 0.3%
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2029	35,000	36,482
KENTUCKY — 3.8%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	239,338
Kentucky State Property & Building Commission Revenue, KY:
Series B, 5.00%, 11/1/2028	200,000	214,505
Series B, 5.00%, 11/1/2029	40,000	44,012
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2029	15,000	16,290
		514,145
MAINE — 0.4%
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 11/1/2028	50,000	50,904
MARYLAND — 0.7%
County of Howard, General Obligation, MD:
Series B, 5.00%, 2/15/2029	40,000	41,108
Series D, 5.00%, 2/15/2029	50,000	52,810
		93,918
MASSACHUSETTS — 1.5%
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2036	15,000	16,084
Series B, 5.00%, 7/1/2036	180,000	192,699
		208,783
MICHIGAN — 0.9%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2029	50,000	54,201
Security Description	Principal Amount	Value
Michigan State University Revenue, MI Series B, 5.00%, 2/15/2033	$65,000	$69,778
		123,979
MINNESOTA — 0.2%
University of Minnesota Revenue, MN Series A, 5.00%, 4/1/2039	25,000	26,450
NEBRASKA — 1.4%
Omaha Public Power District Revenue, NE:
Series A, 5.00%, 2/1/2031	65,000	70,019
Series A, 5.00%, 2/1/2032	60,000	64,485
University of Nebraska Facilities Corp. Revenue, NE Series A, 5.00%, 7/15/2029	55,000	57,029
		191,533
NEVADA — 4.1%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2029 (a)	290,000	315,846
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2034	80,000	85,565
Las Vegas Valley Water District, General Obligation, NV Series A, 5.00%, 6/1/2029	150,000	163,618
		565,029
NEW JERSEY — 3.3%
New Jersey Economic Development Authority Revenue, NJ:
Series A, 5.00%, 11/1/2031	45,000	49,176
Series A, 5.00%, 11/1/2032	60,000	65,367
Series A, 5.00%, 11/1/2033	200,000	217,414
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A, 5.00%, 12/15/2029	115,000	123,630
		455,587
NEW YORK — 6.6%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2036	40,000	43,382
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2029	50,000	55,000
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.00%, 6/15/2040	300,000	323,671
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A2, 5.00%, 5/1/2036	20,000	21,378

See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 3/15/2033	$215,000	$231,742
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	10,000	10,458
Utility Debt Securitization Authority Revenue, NY Series 1, 5.00%, 6/15/2031	200,000	218,644
		904,275
NORTH CAROLINA — 2.7%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	230,093
State of North Carolina Revenue, NC 5.00%, 3/1/2032	135,000	145,462
		375,555
OHIO — 4.8%
County of Hamilton Sales Tax Revenue, OH Series A, 5.00%, 12/1/2029	240,000	245,182
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	112,385
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	300,000	302,439
		660,006
OREGON — 2.6%
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	300,000	326,279
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	25,000	26,528
		352,807
PENNSYLVANIA — 4.8%
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 2/1/2036	210,000	224,810
Series B, 5.00%, 2/1/2038	30,000	31,907
Series B, 5.00%, 2/1/2039	15,000	15,916
Pennsylvania Turnpike Commission Revenue, PA:
Series 2017-3, 5.00%, 12/1/2029	135,000	141,492
Series A, 5.00%, 12/1/2036	35,000	38,001
Series A, 5.00%, 12/1/2044	200,000	209,295
		661,421
RHODE ISLAND — 1.1%
Rhode Island Commerce Corp. Revenue, RI Series B, 5.00%, 6/15/2029	150,000	151,085
Security Description	Principal Amount	Value
SOUTH CAROLINA — 0.8%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2029	$100,000	$108,443
TENNESSEE — 0.4%
Memphis-Shelby County Industrial Development Board Revenue, TN Series B, 5.00%, 11/1/2029	55,000	55,931
TEXAS — 10.1%
Aubrey Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029	300,000	322,995
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	231,724
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	30,000	30,530
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	204,113
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2028	195,000	202,824
5.00%, 8/1/2029	75,000	77,958
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2029	75,000	77,264
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	225,000	229,418
		1,376,826
UTAH — 2.2%
State of Utah, General Obligation, UT 5.00%, 7/1/2029	225,000	243,218
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2028	50,000	50,538
		293,756
VERMONT — 1.8%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	225,000	242,594
VIRGINIA — 0.9%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2029	125,000	126,843

See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
WASHINGTON — 6.9%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	$225,000	$233,585
County of King, General Obligation, WA 5.00%, 1/1/2033	160,000	172,430
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	200,000	204,380
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2033	120,000	129,676
State of Washington, General Obligation, WA:
Series 2020A, 5.00%, 8/1/2032	55,000	60,109
Series 2020A, 5.00%, 8/1/2038	15,000	16,096
Series 2020-A, 5.00%, 8/1/2036	80,000	86,461
Series C, 5.00%, 2/1/2039	20,000	21,229
Series D, 5.00%, 2/1/2029	25,000	25,674
		949,640
WEST VIRGINIA — 1.9%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2035	15,000	16,123
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	240,000	249,625
		265,748
WISCONSIN — 3.4%
State of Wisconsin, General Obligation, WI Series B, 5.00%, 5/1/2029	425,000	462,477
TOTAL MUNICIPAL BONDS & NOTES (Cost $13,369,321)		13,490,039

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (b) (c) (Cost $25,537)	25,537	$25,537
TOTAL INVESTMENTS — 98.6% (Cost $13,394,858)		13,515,576
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		189,487
NET ASSETS — 100.0%		$13,705,063
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	7.1%
Assured Guaranty, Inc.	1.7%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2026.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$13,490,039	$—	$13,490,039
Short-Term Investment	25,537	—	—	25,537
TOTAL INVESTMENTS	$25,537	$13,490,039	$—	$13,515,576
See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	68,054	$68,054	$2,988,482	$3,030,999	$—	$—	25,537	$25,537	$1,043
See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 3.5%
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	$45,000	$48,722
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2034	225,000	249,916
Series A, 5.00%, 11/1/2039	80,000	86,887
Alabama State University Revenue, AL Assured Guaranty, Inc., 5.00%, 9/1/2029 (a)	50,000	54,416
		439,941
ARIZONA — 2.0%
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2030	20,000	20,193
Series A, 5.00%, 7/1/2049	220,000	224,911
		245,104
CALIFORNIA — 4.7%
Los Angeles Department of Water & Power Revenue, CA Series B, 5.00%, 7/1/2030	450,000	483,176
San Rafael City High School District, General Obligation, CA Series A, 4.00%, 8/1/2041	90,000	92,344
University of California Revenue, CA Series AR, 5.00%, 5/15/2030	10,000	10,053
		585,573
COLORADO — 3.3%
City of Colorado Springs Utilities System Revenue, CO Series A-1, 5.00%, 11/15/2030	40,000	41,947
Jefferson County School District R-1, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2030	100,000	105,083
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2030	240,000	268,102
		415,132
CONNECTICUT — 3.1%
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 1/1/2030	60,000	63,061
Series A, 5.00%, 9/1/2030	50,000	50,673
Series A, 5.00%, 5/1/2037	255,000	277,071
		390,805
DELAWARE — 1.3%
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2034	135,000	148,989
Security Description	Principal Amount	Value
State of Delaware, General Obligation, DE 4.00%, 3/1/2030	$10,000	$10,180
		159,169
FLORIDA — 2.2%
Central Florida Expressway Authority Revenue, FL Series B, 4.00%, 7/1/2030	35,000	35,159
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	100,000	102,844
County of Orange Water Utility System Revenue, FL 5.00%, 10/1/2037	55,000	60,383
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2030	75,000	79,894
		278,280
GEORGIA — 0.1%
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2031	15,000	16,722
HAWAII — 2.4%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 10/1/2029	190,000	193,029
Series A, 5.00%, 9/1/2030	100,000	106,917
		299,946
IDAHO — 1.8%
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2030	200,000	223,065
ILLINOIS — 5.0%
City of Chicago Waterworks Revenue, IL Build America Mutual Assurance Corp., 5.00%, 11/1/2030 (a)	275,000	279,802
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2030	100,000	100,210
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	40,000	40,924
State of Illinois, General Obligation, IL Series B, 5.00%, 5/1/2030	190,000	209,058
		629,994
INDIANA — 0.1%
Indiana University Revenue, IN Series A, 5.00%, 6/1/2032	15,000	16,624
IOWA — 2.4%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	105,000	116,371

See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2040	$170,000	$183,840
		300,211
KENTUCKY — 0.7%
Kentucky State Property & Building Commission Revenue, KY:
5.00%, 4/1/2030	45,000	46,285
5.00%, 5/1/2030	40,000	42,350
		88,635
MASSACHUSETTS — 0.3%
Massachusetts Development Finance Agency Revenue, MA Series S, 5.00%, 7/1/2030	40,000	41,434
MICHIGAN — 4.4%
Great Lakes Water Authority Water Supply System Revenue, MI Series D, 5.00%, 7/1/2030	300,000	302,739
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	232,366
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2030	20,000	22,172
		557,277
MINNESOTA — 3.8%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN:
Series A, 5.00%, 1/1/2030	65,000	66,457
Series C, 5.00%, 1/1/2030	135,000	138,026
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	166,705
Roseville Independent School District No. 623, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2030	50,000	51,277
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2040	10,000	10,828
University of Minnesota Revenue, MN Series B, 5.00%, 12/1/2030	45,000	47,046
		480,339
MISSISSIPPI — 1.6%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	206,266
Security Description	Principal Amount	Value
MISSOURI — 2.2%
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2030	$150,000	$164,475
St. Louis County School District C-2 Parkway, General Obligation, MO Series C, 5.00%, 3/1/2037	105,000	113,994
		278,469
NEBRASKA — 1.4%
Elkhorn School District, General Obligation, NE 5.00%, 12/15/2030	160,000	175,750
NEVADA — 1.8%
Clark County School District, General Obligation, NV Series A, Assured Guaranty, Inc., 5.00%, 6/15/2035 (a)	210,000	230,012
NEW JERSEY — 2.3%
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A-1, 5.00%, 6/15/2030	280,000	282,026
NEW MEXICO — 1.3%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2030	150,000	159,403
NEW YORK — 9.0%
City of New York, General Obligation, NY Series A-1, 5.00%, 8/1/2030	310,000	345,112
Empire State Development Corp. Revenue, NY:
Series A, 5.00%, 3/15/2030	100,000	100,217
Series C, 5.00%, 3/15/2038	265,000	290,956
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,184
New York State Thruway Authority Revenue, NY Series N, 5.00%, 1/1/2040	50,000	53,517
New York Transportation Development Corp. Revenue, NY Series C, 5.00%, 12/1/2037	300,000	324,097
		1,129,083
NORTH CAROLINA — 1.6%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	175,000	195,991
OHIO — 3.3%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	84,506
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2033	250,000	277,278

See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2036	$50,000	$54,636
		416,420
OKLAHOMA — 2.9%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2030	100,000	101,927
Oklahoma Capitol Improvement Authority Revenue, OK 5.00%, 7/1/2030	260,000	261,864
		363,791
OREGON — 2.0%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 10/1/2030	120,000	135,009
Hillsboro School District No. 1J, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2030	55,000	57,043
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	60,000	63,667
		255,719
PENNSYLVANIA — 5.2%
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	240,000	260,240
Pennsylvania Turnpike Commission Revenue, PA:
Series 2ND, 5.00%, 12/1/2030	250,000	261,849
Series A, 5.00%, 12/1/2044	130,000	136,042
		658,131
SOUTH CAROLINA — 0.8%
Clemson University Revenue, SC Series A, 5.00%, 5/1/2030	90,000	100,052
TENNESSEE — 1.1%
Memphis-Shelby County Industrial Development Board Revenue, TN Series B, 5.00%, 11/1/2030	50,000	50,834
Metropolitan Knoxville Airport Authority Revenue, TN Series A, 5.00%, 6/1/2030	75,000	83,080
		133,914
TEXAS — 8.2%
Brazosport Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030	135,000	145,825
Central Texas Turnpike System Revenue, TX Series A, 5.00%, 8/15/2039	60,000	64,372
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	290,000	297,690
Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX 5.00%, 11/1/2031	$75,000	$83,768
Forney Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030	85,000	91,664
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2030	60,000	62,642
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	20,000	20,670
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030	50,000	51,369
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2038	30,000	32,252
Texas Water Development Board Revenue, TX Series A, 5.00%, 4/15/2030	165,000	181,292
		1,031,544
UTAH — 0.5%
Central Utah Water Conservancy District Revenue, UT Series D, 5.00%, 10/1/2036	20,000	21,968
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2030	35,000	36,685
		58,653
VIRGINIA — 1.1%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2030	130,000	135,909
WASHINGTON — 9.0%
Chelan County Public Utility District No. 1 Revenue, WA Series A, 4.00%, 7/1/2036	265,000	276,518
City of Seattle Municipal Light & Power Revenue, WA Series C, 5.00%, 9/1/2030	115,000	119,846
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	216,095
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	165,000	168,564

See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	$145,000	$157,926
Series A2, 5.00%, 8/1/2037	175,000	184,405
		1,123,354
WISCONSIN — 2.1%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	225,000	229,558
State of Wisconsin, General Obligation, WI Series 2021-2, 5.00%, 5/1/2035	25,000	27,455
		257,013
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,206,460)		12,359,751
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (b) (c) (Cost $30,349)	30,349	30,349
TOTAL INVESTMENTS — 98.7% (Cost $12,236,809)		12,390,100
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		162,611
NET ASSETS — 100.0%		$12,552,711

(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.4%
Assured Guaranty, Inc.	2.3%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2026.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$12,359,751	$—	$12,359,751
Short-Term Investment	30,349	—	—	30,349
TOTAL INVESTMENTS	$30,349	$12,359,751	$—	$12,390,100
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	35,907	$35,907	$707,050	$712,608	$—	$—	30,349	$30,349	$708
See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 3.2%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2034	$255,000	$283,238
CALIFORNIA — 5.1%
Los Angeles Department of Water & Power Revenue, CA Series C, 5.00%, 7/1/2039	350,000	381,123
Lucia Mar Unified School District, General Obligation, CA Series D, 5.25%, 8/1/2047	50,000	53,486
State of California, General Obligation, CA 5.00%, 11/1/2035	15,000	16,749
		451,358
COLORADO — 0.3%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO Series C, State Aid Withholding, 5.00%, 12/15/2031	30,000	30,670
CONNECTICUT — 3.2%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 5/1/2041	265,000	287,768
DELAWARE — 2.5%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2032	200,000	222,219
FLORIDA — 5.3%
Central Florida Expressway Authority Revenue, FL Series D, 5.00%, 7/1/2032	55,000	62,441
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2031	170,000	171,383
JEA Water & Sewer System Revenue, FL Series A, 5.00%, 10/1/2031	180,000	187,590
School Board of Miami-Dade County, General Obligation, FL 5.00%, 3/15/2031	45,000	46,263
		467,677
GEORGIA — 3.0%
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2031	225,000	245,082
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2031	25,000	25,234
		270,316
Security Description	Principal Amount	Value
HAWAII — 0.3%
City & County of Honolulu, General Obligation, HI Series D, 5.00%, 9/1/2031	$25,000	$25,989
IDAHO — 1.4%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2031	110,000	119,771
ILLINOIS — 5.1%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2031	85,000	91,387
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2033	125,000	138,241
Series B, 5.00%, 5/1/2031	200,000	223,541
		453,169
INDIANA — 6.0%
Indiana Finance Authority Revenue, IN:
Series 1, 5.00%, 10/1/2033	115,000	130,451
Series 1, 5.00%, 10/1/2037	20,000	22,125
Indiana Municipal Power Agency Revenue, IN Series A, 5.00%, 1/1/2031	40,000	41,932
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series A, 5.00%, 6/1/2034	300,000	337,012
		531,520
IOWA — 3.9%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2031	110,000	117,332
Series A, 5.00%, 8/1/2039	210,000	231,996
		349,328
KANSAS — 5.2%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series A, 5.00%, 9/1/2037	270,000	299,867
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2030	160,000	166,667
		466,534
LOUISIANA — 1.5%
State of Louisiana Revenue, LA Series A, 5.00%, 9/1/2031	125,000	132,993
MARYLAND — 0.3%
State of Maryland, General Obligation, MD Series A, 5.00%, 3/1/2036	25,000	27,799
MASSACHUSETTS — 1.2%
Commonwealth of Massachusetts, General Obligation, MA Series B, 5.00%, 1/1/2031	25,000	26,351

See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Clean Water Trust Revenue, MA Series 23A, 5.00%, 2/1/2034	$20,000	$22,444
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 8/15/2037	55,000	60,662
		109,457
MICHIGAN — 0.9%
State of Michigan Trunk Line Revenue, MI Series B, 5.00%, 11/15/2035	70,000	78,972
MINNESOTA — 3.6%
County of Hennepin Sales Tax Revenue, MN 5.00%, 12/15/2030	200,000	203,962
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2031	95,000	97,096
State of Minnesota, General Obligation, MN Series B, 4.00%, 8/1/2031	15,000	15,595
		316,653
MISSOURI — 0.2%
Kansas City Industrial Development Authority Revenue, MO Series C, 5.00%, 3/1/2031	20,000	21,461
NEBRASKA — 0.4%
Omaha School District, General Obligation, NE 5.00%, 12/15/2031	35,000	35,665
NEVADA — 4.8%
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2031	105,000	108,717
Truckee Meadows Water Authority Revenue, NV 5.00%, 7/1/2031	315,000	317,993
		426,710
NEW JERSEY — 2.6%
New Jersey Economic Development Authority Revenue, NJ Series A, 5.00%, 11/1/2031	105,000	114,743
New Jersey Transportation Trust Fund Authority Revenue, NJ Series BB, 5.00%, 6/15/2035	45,000	50,594
New Jersey Turnpike Authority Revenue, NJ Series A, 5.00%, 1/1/2031	60,000	61,352
		226,689
NEW MEXICO — 3.6%
County of Santa Fe Revenue, NM Series A, 2.25%, 6/1/2031	330,000	320,722
Security Description	Principal Amount	Value
NEW YORK — 3.2%
Empire State Development Corp. Revenue, NY Series C-2, 5.00%, 3/15/2031	$30,000	$31,208
New York State Dormitory Authority Revenue, NY:
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2035 (a)	130,000	143,635
Series D, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2036 (a)	100,000	112,027
		286,870
NORTH CAROLINA — 0.1%
State of North Carolina Revenue, NC 5.00%, 3/1/2033	10,000	11,222
OHIO — 3.3%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2034	165,000	183,577
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 12/1/2040	100,000	109,963
		293,540
OKLAHOMA — 0.6%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2031	50,000	50,952
OREGON — 0.9%
Lane County School District No. 4J Eugene, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2031	55,000	57,014
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2031	25,000	25,916
		82,930
PENNSYLVANIA — 4.5%
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 5.00%, 12/1/2035	135,000	151,051
Series B, 5.00%, 12/1/2033	100,000	112,889
Series B, 5.00%, 12/1/2034	35,000	39,349
Series B, 5.00%, 12/1/2035	90,000	100,701
		403,990
TENNESSEE — 2.5%
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.00%, 7/1/2031	100,000	113,723

See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
State of Tennessee, General Obligation, TN Series A, 5.00%, 2/1/2031	$100,000	$105,503
		219,226
TEXAS — 7.1%
City of Dallas, General Obligation, TX 5.00%, 2/15/2031	25,000	25,644
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2031	40,000	41,065
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032	50,000	56,249
County of Tarrant, General Obligation, TX 5.00%, 7/15/2034	15,000	16,840
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	50,000	55,556
5.00%, 5/15/2037	75,000	82,340
Series A, 5.00%, 5/15/2046	25,000	26,266
Texas State University System Revenue, TX Series A, 5.00%, 3/15/2031	110,000	112,962
Texas Water Development Board Revenue, TX 5.00%, 8/1/2031	205,000	212,894
		629,816
UTAH — 1.4%
State of Utah, General Obligation, UT 5.00%, 7/1/2031	115,000	124,194
WASHINGTON — 5.5%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2035	220,000	243,037
State of Washington, General Obligation, WA:
Series C, 5.00%, 2/1/2031	50,000	52,779
Series C, 5.00%, 2/1/2035	175,000	195,681
		491,497
Security Description	Principal Amount	Value
WEST VIRGINIA — 1.2%
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2036	$95,000	$105,378
WISCONSIN — 4.7%
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 5.00%, 4/1/2031	375,000	421,710
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,683,005)		8,778,003
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.63% (b) (c) (Cost $26,971)	26,971	26,971
TOTAL INVESTMENTS — 98.9% (Cost $8,709,976)		8,804,974
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		102,158
NET ASSETS — 100.0%		$8,907,132
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	1.6%
Assured Guaranty, Inc.	1.3%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at February 28, 2026.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,778,003	$—	$8,778,003
Short-Term Investment	26,971	—	—	26,971
TOTAL INVESTMENTS	$26,971	$8,778,003	$—	$8,804,974
See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued) February 28, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/26	Value at 2/28/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$2,130,592	$2,103,621	$—	$—	26,971	$26,971	$990
*	Commencement of operations.
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)

	State Street My2026 Corporate Bond ETF	State Street My2027 Corporate Bond ETF	State Street My2028 Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$49,528,404	$29,649,458	$215,855,522
Investments in affiliated issuers, at value	425,281	999,938	4,758,559
Total Investments	49,953,685	30,649,396	220,614,081
Cash	76,000	—	—
Receivable for fund shares sold	—	—	10,067,052
Dividends receivable — affiliated issuers	817	340	1,335
Interest receivable — unaffiliated issuers	526,384	342,834	2,538,571
Securities lending income receivable — unaffiliated issuers	—	—	90
Securities lending income receivable — affiliated issuers	26	115	1,907
TOTAL ASSETS	50,556,912	30,992,685	233,223,036
LIABILITIES
Payable upon return of securities loaned	161,450	855,165	4,190,950
Payable for investments purchased	200,347	—	10,058,778
Advisory fee payable	5,766	3,338	14,986
TOTAL LIABILITIES	367,563	858,503	14,264,714
NET ASSETS	$50,189,349	$30,134,182	$218,958,322
NET ASSETS CONSIST OF:
Paid-in capital	$50,031,371	$29,917,332	$218,043,907
Total distributable earnings (loss)	157,978	216,850	914,415
NET ASSETS	$50,189,349	$30,134,182	$218,958,322
NET ASSET VALUE PER SHARE
Net asset value per share	$25.09	$25.11	$25.17
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	1,200,000	8,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$49,477,351	$29,520,156	$215,259,486
Investments in affiliated issuers	425,281	999,938	4,758,559
Total cost of investments	$49,902,632	$30,520,094	$220,018,045
* Includes investments in securities on loan, at value	$165,301	$912,919	$4,108,475
See accompanying notes to financial statements.

State Street My2029 Corporate Bond ETF	State Street My2030 Corporate Bond ETF	State Street My2031 Corporate Bond ETF	State Street My2032 Corporate Bond ETF	State Street My2033 Corporate Bond ETF	State Street My2034 Corporate Bond ETF

$30,747,172	$29,523,072	$14,932,466	$7,458,411	$6,174,194	$7,388,301
2,404,650	3,070,257	1,584,971	761,376	535,759	683,532
33,151,822	32,593,329	16,517,437	8,219,787	6,709,953	8,071,833
146,954	—	—	—	—	—
—	—	—	—	—	—
688	611	207	116	125	91
352,238	322,646	141,503	92,008	88,440	104,948
—	—	—	4	7	—
231	448	90	101	71	110
33,651,933	32,917,034	16,659,237	8,312,016	6,798,596	8,176,982

2,164,705	2,683,805	1,441,615	719,127	483,367	639,542
—	—	—	—	—	—
3,609	3,460	1,134	821	728	861
2,168,314	2,687,265	1,442,749	719,948	484,095	640,403
$31,483,619	$30,229,769	$15,216,488	$7,592,068	$6,314,501	$7,536,579

$30,836,792	$29,529,272	$15,039,040	$7,461,463	$6,221,578	$7,401,555
646,827	700,497	177,448	130,605	92,923	135,024
$31,483,619	$30,229,769	$15,216,488	$7,592,068	$6,314,501	$7,536,579

$25.19	$25.19	$25.36	$25.31	$25.26	$25.12
1,250,000	1,200,000	600,000	300,000	250,000	300,000

$30,208,075	$28,938,835	$14,784,983	$7,346,151	$6,093,194	$7,219,572
2,404,650	3,070,257	1,584,971	761,376	535,759	683,532
$32,612,725	$32,009,092	$16,369,954	$8,107,527	$6,628,953	$7,903,104
$2,123,074	$2,710,872	$1,461,077	$706,191	$589,223	$627,422

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued) February 28, 2026 (Unaudited)

	State Street My2035 Corporate Bond ETF	State Street My2027 High Yield Corporate Bond ETF	State Street My2028 High Yield Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$6,135,538	$4,907,598	$4,883,668
Investments in affiliated issuers, at value	62,217	28,534	50,537
Total Investments	6,197,755	4,936,132	4,934,205
Receivable for investments sold	—	141,902	—
Receivable for fund shares sold	1,257,232	—	—
Dividends receivable — affiliated issuers	137	6	—
Interest receivable — unaffiliated issuers	82,750	83,699	82,028
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	7,537,874	5,161,739	5,016,233
LIABILITIES
Payable for investments purchased	1,251,138	158,837	15,000
Advisory fee payable	574	160	161
TOTAL LIABILITIES	1,251,712	158,997	15,161
NET ASSETS	$6,286,162	$5,002,742	$5,001,072
NET ASSETS CONSIST OF:
Paid-in capital	$6,257,246	$5,010,000	$5,010,000
Total distributable earnings (loss)	28,916	(7,258)	(8,928)
NET ASSETS	$6,286,162	$5,002,742	$5,001,072
NET ASSET VALUE PER SHARE
Net asset value per share	$25.14	$25.01	$25.01
Shares outstanding (unlimited amount authorized, $0.01 par value)	250,000	200,000	200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,127,756	$4,918,433	$4,896,385
Investments in affiliated issuers	62,217	28,534	50,537
Total cost of investments	$6,189,973	$4,946,967	$4,946,922
See accompanying notes to financial statements.

State Street My2029 High Yield Corporate Bond ETF	State Street My2030 High Yield Corporate Bond ETF	State Street My2031 High Yield Corporate Bond ETF	State Street My2026 Municipal Bond ETF	State Street My2027 Municipal Bond ETF	State Street My2028 Municipal Bond ETF

$4,898,323	$4,889,340	$4,871,807	$13,068,165	$8,911,204	$8,873,782
46,408	24,972	94,062	22,177	54,103	27,594
4,944,731	4,914,312	4,965,869	13,090,342	8,965,307	8,901,376
60,219	—	36,817	—	—	32,607
—	—	—	—	—	—
—	8	21	627	136	275
95,706	87,691	78,331	163,458	109,971	112,902
99	56	—	—	—	—
5,100,755	5,002,067	5,081,038	13,254,427	9,075,414	9,047,160

105,969	8,353	90,531	755,002	390,982	355,625
160	160	160	1,916	1,178	1,098
106,129	8,513	90,691	756,918	392,160	356,723
$4,994,626	$4,993,554	$4,990,347	$12,497,509	$8,683,254	$8,690,437

$5,010,000	$5,010,000	$5,010,000	$12,490,781	$8,714,111	$8,720,934
(15,374)	(16,446)	(19,653)	6,728	(30,857)	(30,497)
$4,994,626	$4,993,554	$4,990,347	$12,497,509	$8,683,254	$8,690,437

$24.97	$24.97	$24.95	$25.00	$24.81	$24.83
200,000	200,000	200,000	500,000	350,000	350,000

$4,918,850	$4,910,400	$4,895,797	$13,051,328	$8,880,274	$8,823,557
46,408	24,972	94,062	22,177	54,103	27,594
$4,965,258	$4,935,372	$4,989,859	$13,073,505	$8,934,377	$8,851,151

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued) February 28, 2026 (Unaudited)

	State Street My2029 Municipal Bond ETF	State Street My2030 Municipal Bond ETF	State Street My2031 Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$13,490,039	$12,359,751	$8,778,003
Investments in affiliated issuers, at value	25,537	30,349	26,971
Total Investments	13,515,576	12,390,100	8,804,974
Receivable for investments sold	88,181	242,836	—
Dividends receivable — affiliated issuers	74	95	83
Interest receivable — unaffiliated issuers	162,322	145,928	103,437
TOTAL ASSETS	13,766,153	12,778,959	8,908,494
LIABILITIES
Payable for investments purchased	58,992	224,362	—
Advisory fee payable	2,098	1,886	1,362
TOTAL LIABILITIES	61,090	226,248	1,362
NET ASSETS	$13,705,063	$12,552,711	$8,907,132
NET ASSETS CONSIST OF:
Paid-in capital	$13,608,510	$12,446,809	$8,795,162
Total distributable earnings (loss)	96,553	105,902	111,970
NET ASSETS	$13,705,063	$12,552,711	$8,907,132
NET ASSET VALUE PER SHARE
Net asset value per share	$24.92	$25.11	$25.45
Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	500,000	350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$13,369,321	$12,206,460	$8,683,005
Investments in affiliated issuers	25,537	30,349	26,971
Total cost of investments	$13,394,858	$12,236,809	$8,709,976
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2026 (Unaudited)

	State Street My2026 Corporate Bond ETF	State Street My2027 Corporate Bond ETF	State Street My2028 Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$983,675	$555,338	$1,039,618
Dividend income — affiliated issuers	8,106	4,493	6,722
Unaffiliated securities lending income	—	11	180
Affiliated securities lending income	686	696	7,465
Foreign taxes withheld	—	—	(2,704)
TOTAL INVESTMENT INCOME (LOSS)	992,467	560,538	1,051,281
EXPENSES
Advisory fee	32,859	19,108	34,376
Trustees’ fees and expenses	129	64	87
TOTAL EXPENSES	32,988	19,172	34,463
NET INVESTMENT INCOME (LOSS)	$959,479	$541,366	$1,016,818
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	15,278	27,878	19,014
In-kind redemptions — unaffiliated issuers	1,515	—	—
Net realized gain (loss)	16,793	27,878	19,014
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(21,898)	32,518	268,345
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,105)	60,396	287,359
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$954,374	$601,762	$1,304,177
See accompanying notes to financial statements.

State Street My2029 Corporate Bond ETF	State Street My2030 Corporate Bond ETF	State Street My2031 Corporate Bond ETF	State Street My2032 Corporate Bond ETF	State Street My2033 Corporate Bond ETF	State Street My2034 Corporate Bond ETF

$636,452	$559,700	$158,467	$148,547	$127,931	$186,334
6,822	3,332	1,328	1,682	1,474	721
64	231	5	22	105	6
1,233	2,115	397	664	271	712
—	—	—	—	—	—
644,571	565,378	160,197	150,915	129,781	187,773

20,756	17,887	5,080	4,751	4,025	5,555
81	59	8	8	8	9
20,837	17,946	5,088	4,759	4,033	5,564
$623,734	$547,432	$155,109	$146,156	$125,748	$182,209

48,878	52,551	10,392	3,295	(951)	—
—	—	—	—	26,907	—
48,878	52,551	10,392	3,295	25,956	—

115,873	146,647	83,239	111,499	76,763	135,650
164,751	199,198	93,631	114,794	102,719	135,650
$788,485	$746,630	$248,740	$260,950	$228,467	$317,859

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued) For the Six Months Ended February 28, 2026 (Unaudited)

	State Street My2035 Corporate Bond ETF(a)	State Street My2027 High Yield Corporate Bond ETF(b)	State Street My2028 High Yield Corporate Bond ETF(b)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$109,185	$3,923	$3,950
Dividend income — affiliated issuers	738	6	—
TOTAL INVESTMENT INCOME (LOSS)	109,923	3,929	3,950
EXPENSES
Advisory fee	3,375	161	161
Trustees’ fees and expenses	16	—	—
TOTAL EXPENSES	3,391	161	161
NET INVESTMENT INCOME (LOSS)	$106,532	$3,768	$3,789
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,786	(191)	—
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	7,782	(10,835)	(12,717)
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,568	(11,026)	(12,717)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$116,100	$(7,258)	$(8,928)

(a)	For the period September 17, 2025 (commencement of operations) through February 28, 2026.
(b)	For the period February 26, 2026 (commencement of operations) through February 28, 2026.
See accompanying notes to financial statements.

State Street My2029 High Yield Corporate Bond ETF(b)	State Street My2030 High Yield Corporate Bond ETF(b)	State Street My2031 High Yield Corporate Bond ETF(b)	State Street My2026 Municipal Bond ETF	State Street My2027 Municipal Bond ETF	State Street My2028 Municipal Bond ETF

$5,284	$4,767	$4,694	$159,635	$102,501	$95,733
—	8	21	1,823	691	1,168
5,284	4,775	4,715	161,458	103,192	96,901

161	161	161	12,026	6,618	6,111
—	—	—	14	6	6
161	161	161	12,040	6,624	6,117
$5,123	$4,614	$4,554	$149,418	$96,568	$90,784

30	—	(217)	62	395	478

(20,527)	(21,060)	(23,990)	32,045	36,118	81,212
(20,497)	(21,060)	(24,207)	32,107	36,513	81,690
$(15,374)	$(16,446)	$(19,653)	$181,525	$133,081	$172,474

(b)	For the period February 26, 2026 (commencement of operations) through February 28, 2026.

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued) For the Six Months Ended February 28, 2026 (Unaudited)

	State Street My2029 Municipal Bond ETF	State Street My2030 Municipal Bond ETF	State Street My2031 Municipal Bond ETF(a)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$188,940	$160,790	$77,168
Dividend income — affiliated issuers	1,043	708	990
TOTAL INVESTMENT INCOME (LOSS)	189,983	161,498	78,158
EXPENSES
Advisory fee	12,439	10,048	5,433
Trustees’ fees and expenses	23	15	16
TOTAL EXPENSES	12,462	10,063	5,449
NET INVESTMENT INCOME (LOSS)	$177,521	$151,435	$72,709
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,629	4,180	1,008
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	204,623	229,256	94,998
NET REALIZED AND UNREALIZED GAIN (LOSS)	206,252	233,436	96,006
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$383,773	$384,871	$168,715

(a)	For the period September 17, 2025 (commencement of operations) through February 28, 2026.
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street My2026 Corporate Bond ETF		State Street My2027 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$959,479	$726,224	$541,366	$490,046
Net realized gain (loss)	16,793	7,210	27,878	4,914
Net change in unrealized appreciation/depreciation	(21,898)	72,951	32,518	96,784
Net increase (decrease) in net assets resulting from operations	954,374	806,385	601,762	591,744
Net equalization credits and charges	20,440	59,393	7,969	33,832
Distributions to shareholders	(938,746)	(662,520)	(525,427)	(451,229)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	17,534,590	33,734,679	8,760,732	21,146,558
Cost of shares redeemed	(1,249,458)	—	—	—
Net income equalization	(20,440)	(59,393)	(7,969)	(33,832)
Other capital	25	10,020	13	10,029
Net increase (decrease) in net assets from beneficial interest transactions	16,264,717	33,685,306	8,752,776	21,122,755
Net increase (decrease) in net assets during the period	16,300,785	33,888,564	8,837,080	21,297,102
Net assets at beginning of period	33,888,564	—	21,297,102	—
NET ASSETS AT END OF PERIOD	$50,189,349	$33,888,564	$30,134,182	$21,297,102
SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	1,350,000	350,000	850,000
Shares redeemed	(50,000)	—	—	—
Net increase (decrease) from share transactions	650,000	1,350,000	350,000	850,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2028 Corporate Bond ETF		State Street My2029 Corporate Bond ETF		State Street My2030 Corporate Bond ETF
Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25

$1,016,818	$673,296	$623,734	$635,981	$547,432	$563,595
19,014	42,167	48,878	2,573	52,551	18,957
268,345	327,691	115,873	423,224	146,647	437,590
1,304,177	1,043,154	788,485	1,061,778	746,630	1,020,142
393,436	33,923	10,511	40,886	10,043	31,516
(776,880)	(610,705)	(619,546)	(583,890)	(529,772)	(514,017)

192,072,325	28,395,644	6,255,263	24,571,499	8,740,872	21,984,054
—	(2,479,963)	—	—	—	(1,228,188)
(393,436)	(33,923)	(10,511)	(40,886)	(10,043)	(31,516)
470	10,100	14	10,016	21	10,027
191,679,359	25,891,858	6,244,766	24,540,629	8,730,850	20,734,377
192,600,092	26,358,230	6,424,216	25,059,403	8,957,751	21,272,018
26,358,230	—	25,059,403	—	21,272,018	—
$218,958,322	$26,358,230	$31,483,619	$25,059,403	$30,229,769	$21,272,018

7,650,000	1,150,000	250,000	1,000,000	350,000	900,000
—	(100,000)	—	—	—	(50,000)
7,650,000	1,050,000	250,000	1,000,000	350,000	850,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street My2031 Corporate Bond ETF		State Street My2032 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$155,109	$247,700	$146,156	$251,181
Net realized gain (loss)	10,392	(14,632)	3,295	(11,667)
Net change in unrealized appreciation/depreciation	83,239	64,244	111,499	761
Net increase (decrease) in net assets resulting from operations	248,740	297,312	260,950	240,275
Net equalization credits and charges	18,534	1,993	1,592	(340)
Distributions to shareholders	(142,407)	(226,197)	(143,317)	(227,303)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,836,767	6,192,258	1,254,739	6,196,720
Cost of shares redeemed	—	—	—	—
Net income equalization	(18,534)	(1,993)	(1,592)	340
Other capital	13	10,002	—	10,004
Net increase (decrease) in net assets from beneficial interest transactions	8,818,246	6,200,267	1,253,147	6,207,064
Net increase (decrease) in net assets during the period	8,943,113	6,273,375	1,372,372	6,219,696
Net assets at beginning of period	6,273,375	—	6,219,696	—
NET ASSETS AT END OF PERIOD	$15,216,488	$6,273,375	$7,592,068	$6,219,696
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	250,000	50,000	250,000
Shares redeemed	—	—	—	—
Net increase (decrease) from share transactions	350,000	250,000	50,000	250,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2033 Corporate Bond ETF		State Street My2034 Corporate Bond ETF		State Street My2035 Corporate Bond ETF
Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	For the Period 9/17/25*- 2/28/26 (Unaudited)

$125,748	$254,394	$182,209	$300,441	$106,532
25,956	(8,412)	—	(56,413)	1,786
76,763	4,237	135,650	33,079	7,782
228,467	250,219	317,859	277,107	116,100
(208)	2,027	—	3,452	4,905
(125,988)	(232,868)	(183,519)	(276,423)	(87,184)

1,246,085	6,179,814	—	7,391,548	6,257,232
(1,243,722)	—	—	—	—
208	(2,027)	—	(3,452)	(4,905)
2,492	10,002	—	10,007	14
5,063	6,187,789	—	7,398,103	6,252,341
107,334	6,207,167	134,340	7,402,239	6,286,162
6,207,167	—	7,402,239	—	—
$6,314,501	$6,207,167	$7,536,579	$7,402,239	$6,286,162

50,000	250,000	—	300,000	250,000
(50,000)	—	—	—	—
—	250,000	—	300,000	250,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street My2027 High Yield Corporate Bond ETF	State Street My2028 High Yield Corporate Bond ETF
	For the Period 2/26/26*- 2/28/26 (Unaudited)	For the Period 2/26/26*- 2/28/26 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,768	$3,789
Net realized gain (loss)	(191)	—
Net change in unrealized appreciation/depreciation	(10,835)	(12,717)
Net increase (decrease) in net assets resulting from operations	(7,258)	(8,928)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,000,000	5,000,000
Other capital	10,000	10,000
Net increase (decrease) in net assets from beneficial interest transactions	5,010,000	5,010,000
Net increase (decrease) in net assets during the period	5,002,742	5,001,072
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$5,002,742	$5,001,072
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	200,000
Net increase (decrease) from share transactions	200,000	200,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2029 High Yield Corporate Bond ETF	State Street My2030 High Yield Corporate Bond ETF	State Street My2031 High Yield Corporate Bond ETF
For the Period 2/26/26*- 2/28/26 (Unaudited)	For the Period 2/26/26*- 2/28/26 (Unaudited)	For the Period 2/26/26*- 2/28/26 (Unaudited)

$5,123	$4,614	$4,554
30	—	(217)
(20,527)	(21,060)	(23,990)
(15,374)	(16,446)	(19,653)

5,000,000	5,000,000	5,000,000
10,000	10,000	10,000
5,010,000	5,010,000	5,010,000
4,994,626	4,993,554	4,990,347
—	—	—
$4,994,626	$4,993,554	$4,990,347

200,000	200,000	200,000
200,000	200,000	200,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street My2026 Municipal Bond ETF		State Street My2027 Municipal Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$149,418	$141,756	$96,568	$145,970
Net realized gain (loss)	62	(27,699)	395	(89,136)
Net change in unrealized appreciation/depreciation	32,045	(15,208)	36,118	(5,188)
Net increase (decrease) in net assets resulting from operations	181,525	98,849	133,081	51,646
Net equalization credits and charges	4,557	5,689	1,639	2,806
Distributions to shareholders	(146,132)	(127,514)	(92,203)	(133,221)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,987,126	7,488,684	2,470,727	6,232,940
Net income equalization	(4,557)	(5,689)	(1,639)	(2,806)
Other capital	7,478	7,493	2,965	7,479
Net increase (decrease) in net assets from beneficial interest transactions	4,990,047	7,490,488	2,472,053	6,237,613
Contribution from affiliate (Note 5)	—	—	—	9,840
Net increase (decrease) in net assets during the period	5,029,997	7,467,512	2,514,570	6,168,684
Net assets at beginning of period	7,467,512	—	6,168,684	—
NET ASSETS AT END OF PERIOD	$12,497,509	$7,467,512	$8,683,254	$6,168,684
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	300,000	100,000	250,000
Net increase (decrease) from share transactions	200,000	300,000	100,000	250,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2028 Municipal Bond ETF		State Street My2029 Municipal Bond ETF		State Street My2030 Municipal Bond ETF
Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25

$90,784	$142,946	$177,521	$214,472	$151,435	$219,224
478	(106,139)	1,629	(54,669)	4,180	(81,632)
81,212	(30,987)	204,623	(83,905)	229,256	(75,965)
172,474	5,820	383,773	75,898	384,871	61,627
6,105	—	2,901	4,623	3,025	7,748
(87,643)	(130,255)	(171,945)	(194,512)	(145,597)	(204,889)

3,710,481	5,000,000	3,696,615	9,895,585	3,734,701	8,697,190
(6,105)	—	(2,901)	(4,623)	(3,025)	(7,748)
4,453	6,000	4,435	11,875	4,481	10,437
3,708,829	5,006,000	3,698,149	9,902,837	3,736,157	8,699,879
—	9,107	—	3,339	—	9,890
3,799,765	4,890,672	3,912,878	9,792,185	3,978,456	8,574,255
4,890,672	—	9,792,185	—	8,574,255	—
$8,690,437	$4,890,672	$13,705,063	$9,792,185	$12,552,711	$8,574,255

150,000	200,000	150,000	400,000	150,000	350,000
150,000	200,000	150,000	400,000	150,000	350,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

State Street My2031 Municipal Bond ETF
For the Period 9/17/25*- 2/28/26 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$72,709
Net realized gain (loss)	1,008
Net change in unrealized appreciation/depreciation	94,998
Net increase (decrease) in net assets resulting from operations	168,715
Net equalization credits and charges	4,175
Distributions to shareholders	(56,745)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,784,620
Net income equalization	(4,175)
Other capital	10,542
Net increase (decrease) in net assets from beneficial interest transactions	8,790,987
Net increase (decrease) in net assets during the period	8,907,132
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$8,907,132
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000
Net increase (decrease) from share transactions	350,000

*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street My2026 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.10	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	1.05
Net realized and unrealized gain (loss) (b)	0.09	(0.09)
Total from investment operations	0.63	0.96
Net equalization credits and charges (a)	0.01	0.09
Other capital (a)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.65)	(0.96)
Net asset value, end of period	$25.09	$25.10
Total return (d)	2.21%	4.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,189	$33,889
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.38%(e)	4.47%(e)
Portfolio turnover rate (f)	7%(g)	42%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2027 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.99
Net realized and unrealized gain (loss) (b)	0.14	(0.11)
Total from investment operations	0.67	0.88
Net equalization credits and charges (a)	0.01	0.07
Other capital (a)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(0.63)	(0.91)
Net asset value, end of period	$25.11	$25.06
Total return (d)	2.39%	3.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,134	$21,297
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.25%(e)	4.27%(e)
Portfolio turnover rate (f)	12%(g)	13%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2028 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.10	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	1.06
Net realized and unrealized gain (loss) (b)	(0.03)	(0.08)
Total from investment operations	0.52	0.98
Net equalization credits and charges (a)	0.21	0.05
Other capital (a)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(0.66)	(0.95)
Net asset value, end of period	$25.17	$25.10
Total return (d)	2.52%	4.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$218,958	$26,358
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.44%(e)	4.54%(e)
Portfolio turnover rate (f)	8%(g)	14%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2029 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	1.06
Net realized and unrealized gain (loss) (b)	0.22	(0.13)
Total from investment operations	0.78	0.93
Net equalization credits and charges (a)	0.01	0.07
Other capital (a)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(0.66)	(0.96)
Net realized gains	(0.00)(c)	—
Total distributions	(0.66)	—
Net asset value, end of period	$25.19	$25.06
Total return (d)	2.81%	4.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,484	$25,059
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.51%(e)	4.60%(e)
Portfolio turnover rate (f)	11%(g)	9%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2030 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.03	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	1.09
Net realized and unrealized gain (loss) (b)	0.26	(0.16)
Total from investment operations	0.83	0.93
Net equalization credits and charges (a)	0.01	0.06
Other capital (a)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(0.68)	(0.98)
Net asset value, end of period	$25.19	$25.03
Total return (d)	3.00%	4.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,230	$21,272
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.59%(e)	4.73%(e)
Portfolio turnover rate (f)	10%(g)	19%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2031 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.09	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	1.06
Net realized and unrealized gain (loss) (b)	0.30	(0.05)
Total from investment operations	0.87	1.01
Net equalization credits and charges (a)	0.07	0.01
Other capital (a)	0.00(c)	0.04
Distributions to shareholders from:
Net investment income	(0.67)	(0.97)
Net asset value, end of period	$25.36	$25.09
Total return (d)	3.38%	4.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,216	$6,273
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.58%(e)	4.62%(e)
Portfolio turnover rate (f)	9%(g)	9%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2032 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.88	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	1.07
Net realized and unrealized gain (loss) (b)	0.52	(0.26)
Total from investment operations	1.09	0.81
Net equalization credits and charges (a)	0.01	(0.00)(c)
Other capital (a)	—	0.04
Distributions to shareholders from:
Net investment income	(0.67)	(0.97)
Net asset value, end of period	$25.31	$24.88
Total return (d)	4.08%	3.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,592	$6,220
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.61%(e)	4.67%(e)
Portfolio turnover rate (f)	5%(g)	9%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2033 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.83	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	1.09
Net realized and unrealized gain (loss) (b)	0.52	(0.32)
Total from investment operations	1.10	0.77
Net equalization credits and charges (a)	(0.00)(c)	0.01
Other capital (a)	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.68)	(0.99)
Net asset value, end of period	$25.26	$24.83
Total return (d)	4.13%	3.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,315	$6,207
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%(e)
Net investment income (loss)	4.69%(e)	4.78%(e)
Portfolio turnover rate (f)	2%(g)	7%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2034 Corporate Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.67	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	1.12
Net realized and unrealized gain (loss) (b)	0.55	(0.47)
Total from investment operations	1.16	0.65
Net equalization credits and charges (a)	—	0.01
Other capital (a)	—	0.04
Distributions to shareholders from:
Net investment income	(0.71)	(1.03)
Net asset value, end of period	$25.12	$24.67
Total return (c)	4.35%	2.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,537	$7,402
Ratios to average net assets:
Total expenses	0.15%(d)	0.15%(d)
Net investment income (loss)	4.92%(d)	4.95%(d)
Portfolio turnover rate (e)	0%(f)	27%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

State Street My2035 Corporate Bond ETF
For the Period 9/17/25*- 2/28/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53
Net realized and unrealized gain (loss) (b)	0.03
Total from investment operations	0.56
Net equalization credits and charges (a)	0.02
Other capital (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.44)
Net asset value, end of period	$25.14
Total return (d)	2.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,286
Ratios to average net assets:
Total expenses	0.15%(e)
Net investment income (loss)	4.73%(e)
Portfolio turnover rate (f)	16%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

State Street My2027 High Yield Corporate Bond ETF
For the Period 2/26/26*- 2/28/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) (b)	(0.06)
Total from investment operations	(0.04)
Other capital (a)	0.05
Net asset value, end of period	$25.01
Total return (c)	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,003
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	9.17%(d)
Portfolio turnover rate	3%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

State Street My2028 High Yield Corporate Bond ETF
For the Period 2/26/26*- 2/28/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) (b)	(0.06)
Total from investment operations	(0.04)
Other capital (a)	0.05
Net asset value, end of period	$25.01
Total return (c)	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,001
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	9.22%(d)
Portfolio turnover rate	0%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

State Street My2029 High Yield Corporate Bond ETF
For the Period 2/26/26*- 2/28/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss) (b)	(0.11)
Total from investment operations	(0.08)
Other capital (a)	0.05
Net asset value, end of period	$24.97
Total return (c)	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,995
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	12.46%(d)
Portfolio turnover rate	1%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

State Street My2030 High Yield Corporate Bond ETF
For the Period 2/26/26*- 2/28/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) (b)	(0.10)
Total from investment operations	(0.08)
Other capital (a)	0.05
Net asset value, end of period	$24.97
Total return (c)	(0.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,994
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	11.23%(d)
Portfolio turnover rate	0%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

State Street My2031 High Yield Corporate Bond ETF
For the Period 2/26/26*- 2/28/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) (b)	(0.12)
Total from investment operations	(0.10)
Other capital (a)	0.05
Net asset value, end of period	$24.95
Total return (c)	(0.19)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,990
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	11.08%(d)
Portfolio turnover rate	1%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2026 Municipal Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.89	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.71
Net realized and unrealized gain (loss) (b)	0.15	(0.25)
Total from investment operations	0.46	0.46
Net equalization credits and charges	0.01	0.03
Other capital (a)	0.02	0.04
Distributions to shareholders from:
Net investment income	(0.38)	(0.64)
Net asset value, end of period	$25.00	$24.89
Total return (c)	1.70%	2.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,498	$7,468
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%(d)
Net investment income (loss)	2.49%(d)	3.03%(d)
Portfolio turnover rate	18%(e)	48%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2027 Municipal Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.67	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.73
Net realized and unrealized gain (loss) (b)	0.18	(0.49)
Total from investment operations	0.54	0.24
Net equalization credits and charges	0.01	0.01
Contribution from affiliate (Note 5)	—	0.05
Other capital (a)	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.42)	(0.67)
Net asset value, end of period	$24.81	$24.67
Total return (c)	2.01%	1.40%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,683	$6,169
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%(e)
Net investment income (loss)	2.92%(e)	3.15%(e)
Portfolio turnover rate	1%(f)	87%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 1.17%.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2028 Municipal Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.45	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.71
Net realized and unrealized gain (loss) (b)	0.41	(0.69)
Total from investment operations	0.77	0.02
Net equalization credits and charges	0.02	—
Contribution from affiliate (Note 5)	—	0.05
Other capital (a)	0.02	0.03
Distributions to shareholders from:
Net investment income	(0.43)	(0.65)
Net asset value, end of period	$24.83	$24.45
Total return (c)	3.05%	0.44%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,690	$4,891
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%(e)
Net investment income (loss)	2.97%(e)	3.11%(e)
Portfolio turnover rate	4%(f)	96%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.22%.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2029 Municipal Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.48	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.72
Net realized and unrealized gain (loss) (b)	0.48	(0.64)
Total from investment operations	0.83	0.08
Net equalization credits and charges (a)	0.01	0.02
Contribution from affiliate (Note 5)	—	0.01
Other capital (a)	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.41)	(0.67)
Net asset value, end of period	$24.92	$24.48
Total return (c)	3.25%	0.64%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,705	$9,792
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%(e)
Net investment income (loss)	2.85%(e)	3.16%(e)
Portfolio turnover rate	14%(f)	52%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.59%.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	State Street My2030 Municipal Bond ETF
	Six Months Ended 2/28/26 (Unaudited)	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.50	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.72
Net realized and unrealized gain (loss) (b)	0.65	(0.65)
Total from investment operations	1.02	0.07
Net equalization credits and charges (a)	0.01	0.03
Contribution from affiliate (Note 5)	—	0.03
Other capital (a)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.43)	(0.66)
Net asset value, end of period	$25.11	$24.50
Total return (c)	4.02%	0.65%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,553	$8,574
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%(e)
Net investment income (loss)	3.01%(e)	3.13%(e)
Portfolio turnover rate	3%(f)	75%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.50%.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

State Street My2031 Municipal Bond ETF
For the Period 9/17/25*- 2/28/26 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30
Net realized and unrealized gain (loss) (b)	0.33
Total from investment operations	0.63
Net equalization credits and charges (a)	0.02
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.24)
Net asset value, end of period	$25.45
Total return (c)	2.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,907
Ratios to average net assets:
Total expenses	0.20%(d)
Net investment income (loss)	2.68%(d)
Portfolio turnover rate	34%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2026, the Trust consists of forty-four (44) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
State Street My2026 Corporate Bond ETF (formerly SPDR SSGA My2026 Corporate Bond ETF)
State Street My2027 Corporate Bond ETF (formerly SPDR SSGA My2027 Corporate Bond ETF)
State Street My2028 Corporate Bond ETF (formerly SPDR SSGA My2028 Corporate Bond ETF)
State Street My2029 Corporate Bond ETF (formerly SPDR SSGA My2029 Corporate Bond ETF)
State Street My2030 Corporate Bond ETF (formerly SPDR SSGA My2030 Corporate Bond ETF)
State Street My2031 Corporate Bond ETF (formerly SPDR SSGA My2031 Corporate Bond ETF)
State Street My2032 Corporate Bond ETF (formerly SPDR SSGA My2032 Corporate Bond ETF)
State Street My2033 Corporate Bond ETF (formerly SPDR SSGA My2033 Corporate Bond ETF)
State Street My2034 Corporate Bond ETF (formerly SPDR SSGA My2034 Corporate Bond ETF)
State Street My2035 Corporate Bond ETF (formerly SPDR SSGA My2035 Corporate Bond ETF)
State Street My2027 High Yield Corporate Bond ETF
State Street My2028 High Yield Corporate Bond ETF
State Street My2029 High Yield Corporate Bond ETF
State Street My2030 High Yield Corporate Bond ETF
State Street My2031 High Yield Corporate Bond ETF
State Street My2026 Municipal Bond ETF (formerly SPDR SSGA My2026 Municipal Bond ETF)
State Street My2027 Municipal Bond ETF (formerly SPDR SSGA My2027 Municipal Bond ETF)
State Street My2028 Municipal Bond ETF (formerly SPDR SSGA My2028 Municipal Bond ETF)
State Street My2029 Municipal Bond ETF (formerly SPDR SSGA My2029 Municipal Bond ETF)
State Street My2030 Municipal Bond ETF (formerly SPDR SSGA My2030 Municipal Bond ETF)
State Street My2031 Municipal Bond ETF (formerly SPDR SSGA My2031 Municipal Bond ETF)
State Street My2035 Corporate Bond ETF and State Street My2031 Municipal Bond ETF were formed on September 16, 2025, and commenced operations on September 17, 2025.
State Street My2027 High Yield Corporate Bond ETF, State Street My2028 High Yield Corporate Bond ETF, State Street My2029 High Yield Corporate Bond ETF, State Street My2030 High Yield Corporate Bond ETF and State Street My2031 High Yield Corporate Bond ETF were formed on February 25, 2026, and commenced operations on February 26, 2026.
Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of February 28, 2026, is disclosed in each Fund’s respective Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

Annual Rate
State Street My2026 Corporate Bond ETF	0.15%
State Street My2027 Corporate Bond ETF	0.15
State Street My2028 Corporate Bond ETF	0.15
State Street My2029 Corporate Bond ETF	0.15
State Street My2030 Corporate Bond ETF	0.15
State Street My2031 Corporate Bond ETF	0.15
State Street My2032 Corporate Bond ETF	0.15
State Street My2033 Corporate Bond ETF	0.15
State Street My2034 Corporate Bond ETF	0.15
State Street My2035 Corporate Bond ETF	0.15
State Street My2027 High Yield Corporate Bond ETF	0.39
State Street My2028 High Yield Corporate Bond ETF	0.39
State Street My2029 High Yield Corporate Bond ETF	0.39
State Street My2030 High Yield Corporate Bond ETF	0.39
State Street My2031 High Yield Corporate Bond ETF	0.39
State Street My2026 Municipal Bond ETF	0.20
State Street My2027 Municipal Bond ETF	0.20
State Street My2028 Municipal Bond ETF	0.20
State Street My2029 Municipal Bond ETF	0.20
State Street My2030 Municipal Bond ETF	0.20
State Street My2031 Municipal Bond ETF	0.20

With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2026 are disclosed in the Schedules of Investments.
During the period ended August 31, 2025, the Adviser made contributions of $9,840, $9,107, $3,339 and $9,890 to the State Street My2027 Municipal Bond ETF, State Street My2028 Municipal Bond ETF, State Street My2029 Municipal Bond ETF and State Street My2030 Municipal Bond ETF, respectively, related to a trading matter.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustee are paid directly by the Funds. The Independent Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended February 28, 2026 were as follows:
	Purchases	Sales
State Street My2026 Corporate Bond ETF	$1,690,960	$4,584,331
State Street My2027 Corporate Bond ETF	2,860,019	4,414,374
State Street My2028 Corporate Bond ETF	5,022,309	5,130,384
State Street My2029 Corporate Bond ETF	2,924,312	3,151,695
State Street My2030 Corporate Bond ETF	4,426,283	2,627,568
State Street My2031 Corporate Bond ETF	645,225	739,621
State Street My2032 Corporate Bond ETF	353,497	286,730
State Street My2033 Corporate Bond ETF	1,397,402	96,003
State Street My2034 Corporate Bond ETF	—	—
State Street My2035 Corporate Bond ETF	805,122	844,720
State Street My2027 High Yield Corporate Bond ETF	4,900,809	140,311
State Street My2028 High Yield Corporate Bond ETF	4,896,399	—
State Street My2029 High Yield Corporate Bond ETF	4,975,251	59,160
State Street My2030 High Yield Corporate Bond ETF	4,910,422	—
State Street My2031 High Yield Corporate Bond ETF	4,932,492	36,486
State Street My2026 Municipal Bond ETF	4,934,474	1,424,018
State Street My2027 Municipal Bond ETF	2,897,727	56,213
State Street My2028 Municipal Bond ETF	4,315,702	252,228
State Street My2029 Municipal Bond ETF	5,486,713	1,717,992
State Street My2030 Municipal Bond ETF	4,019,976	251,880
State Street My2031 Municipal Bond ETF	10,850,796	2,123,554
For the period ended February 28, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street My2026 Corporate Bond ETF	$17,367,645	$1,238,956	$1,515
State Street My2027 Corporate Bond ETF	8,662,850	—	—
State Street My2028 Corporate Bond ETF	189,825,619	—	—
State Street My2029 Corporate Bond ETF	6,172,016	—	—
State Street My2030 Corporate Bond ETF	8,641,718	—	—
State Street My2031 Corporate Bond ETF	8,757,749	—	—
State Street My2032 Corporate Bond ETF	1,236,696	—	—

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street My2033 Corporate Bond ETF	$—	$1,227,302	$26,907
State Street My2035 Corporate Bond ETF	6,171,684	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds, other than the Funds that commenced operations during the current fiscal year, have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required. State Street My2035 Corporate Bond ETF, State Street My2027 High Yield Corporate Bond ETF, State Street My2028 High Yield Corporate Bond ETF, State Street My2029 High Yield Corporate Bond ETF, State Street My2030 High Yield Corporate Bond ETF, State Street My2031 High Yield Corporate Bond ETF and State Street My2031 Municipal Bond ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2025, SSGA FM has analyzed each Fund's, other than the Funds that commenced operations during the current fiscal year, tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street My2026 Corporate Bond ETF	$49,906,572	$59,049	$11,936	$47,113
State Street My2027 Corporate Bond ETF	30,525,328	130,435	6,367	124,068
State Street My2028 Corporate Bond ETF	220,023,827	599,233	8,979	590,254
State Street My2029 Corporate Bond ETF	32,617,256	544,857	10,291	534,566
State Street My2030 Corporate Bond ETF	32,011,428	591,897	9,996	581,901
State Street My2031 Corporate Bond ETF	16,371,777	151,027	5,367	145,660
State Street My2032 Corporate Bond ETF	8,108,767	117,126	6,106	111,020
State Street My2033 Corporate Bond ETF	6,630,961	84,801	5,809	78,992
State Street My2034 Corporate Bond ETF	7,909,114	176,817	14,098	162,719
State Street My2035 Corporate Bond ETF	6,189,973	20,579	12,797	7,782
State Street My2027 High Yield Corporate Bond ETF	4,946,967	1,345	12,180	(10,835)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street My2028 High Yield Corporate Bond ETF	$4,946,922	$1,160	$13,877	$(12,717)
State Street My2029 High Yield Corporate Bond ETF	4,965,258	1,693	22,220	(20,527)
State Street My2030 High Yield Corporate Bond ETF	4,935,372	2,304	23,364	(21,060)
State Street My2031 High Yield Corporate Bond ETF	4,989,859	1,808	25,798	(23,990)
State Street My2026 Municipal Bond ETF	13,072,037	19,153	848	18,305
State Street My2027 Municipal Bond ETF	8,934,379	33,956	3,028	30,928
State Street My2028 Municipal Bond ETF	8,851,149	57,140	6,913	50,227
State Street My2029 Municipal Bond ETF	13,394,858	143,690	22,972	120,718
State Street My2030 Municipal Bond ETF	12,236,796	160,541	7,237	153,304
State Street My2031 Municipal Bond ETF	8,709,976	94,998	—	94,998
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2026, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of February 28, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street My2026 Corporate Bond ETF	$ 165,301	$ 161,450	$ 7,140	$ 168,590
State Street My2027 Corporate Bond ETF	912,919	855,165	77,380	932,545
State Street My2028 Corporate Bond ETF	4,108,475	4,190,950	—	4,190,950
State Street My2029 Corporate Bond ETF	2,123,074	2,164,705	—	2,164,705
State Street My2030 Corporate Bond ETF	2,710,872	2,683,805	81,405	2,765,210
State Street My2031 Corporate Bond ETF	1,461,077	1,441,615	47,838	1,489,453
State Street My2032 Corporate Bond ETF	706,191	719,127	—	719,127
State Street My2033 Corporate Bond ETF	589,223	483,367	116,865	600,232
State Street My2034 Corporate Bond ETF	627,422	639,542	—	639,542
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2026:
		Remaining Contractual Maturity of the Agreements as of February 28, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street My2026 Corporate Bond ETF	Corporate Bonds & Notes	$161,450	$—	$—	$—	$161,450	$161,450
State Street My2027 Corporate Bond ETF	Corporate Bonds & Notes	855,165	—	—	—	855,165	855,165
State Street My2028 Corporate Bond ETF	Corporate Bonds & Notes	4,190,950	—	—	—	4,190,950	4,190,950
State Street My2029 Corporate Bond ETF	Corporate Bonds & Notes	2,164,705	—	—	—	2,164,705	2,164,705
State Street My2030 Corporate Bond ETF	Corporate Bonds & Notes	2,683,805	—	—	—	2,683,805	2,683,805
State Street My2031 Corporate Bond ETF	Corporate Bonds & Notes	1,441,615	—	—	—	1,441,615	1,441,615
State Street My2032 Corporate Bond ETF	Corporate Bonds & Notes	719,127	—	—	—	719,127	719,127
State Street My2033 Corporate Bond ETF	Corporate Bonds & Notes	483,367	—	—	—	483,367	483,367
State Street My2034 Corporate Bond ETF	Corporate Bonds & Notes	639,542	—	—	—	639,542	639,542
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets,

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2026 (Unaudited)

further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
February 28, 2026 (Unaudited)

Statement Regarding Basis for Approval of Investment Advisory Contract
At a meeting held on August 13-14, 2025, the Board of Trustees of the Trusts (the “Board”) evaluated proposals to initially approve the Investment Advisory Agreements (the “Advisory Agreements”) between SSGA Active Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to SPDR SSGA My2035 Corporate Bond ETF and SPDR SSGA My2031 Municipal Bond ETF, each a series of SSAT (each ETF named hereunder, a “New ETF” and, collectively, the “New ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trusts’ adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreements, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with each New ETF, and extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent, and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of certain of the proposed investments of the New ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers and sub-advisers, as applicable, that would be engaged to fulfill roles critical to the operations of the New ETFs. The Board held a number of supplemental meetings with the Adviser and such service providers in connection with their consideration of the Advisory Agreements.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge”) noting that there were no true comparators. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between each New ETF’s fee and fees paid by other funds in the universe of exchange-traded funds provided by Broadridge.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued) February 28, 2026 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the advisory fee rate for each New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreements for the New ETFs. In approving the Advisory Agreements, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the approval of each Advisory Agreement is in the best interests of each New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued) February 28, 2026 (Unaudited)

Statement Regarding Basis for Approval of Investment Advisory Contract
At a meeting held on November 11-12, 2025, the Board of Trustees (the “Board”) of SSGA Active Trust (the “Trust”) evaluated proposals to initially approve the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust and the Adviser with respect to State Street® My2027 High Yield Corporate Bond ETF, State Street® My2028 High Yield Corporate Bond ETF, State Street® My2029 High Yield Corporate Bond ETF, State Street® My2030 High Yield Corporate Bond ETF, and State Street® My2031 High Yield Corporate Bond ETF, each a series of SSAT (each ETF named hereunder, a “New ETF” and, collectively, the “New ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the ETFs currently under the Agreements, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with each New ETF, and extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent, and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the proposed investments of certain of the New ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers that would be engaged to fulfill roles critical to the operations of the New ETFs.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge”).
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that while the Adviser maintains soft-dollar arrangements in connection with certain of the Trust’s brokerage transactions, such arrangements are not expected to benefit any of the New ETFs.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued) February 28, 2026 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the advisory fee rate for each New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreements for the New ETFs. In approving the Advisory Agreements, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the approval of each Advisory Agreement is in the best interests of each New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	May 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	May 1, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	May 1, 2026